KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO BASIC VALUE FUND
(THIS FUND IS AVAILABLE ONLY TO COLORADO RESIDENTS)






                                            SEMIANNUAL


















SEMIANNUAL REPORT | JANUARY 31, 2003      [INVESCO ICON] INVESCO(R)

MARKET OVERVIEW                                                     January 2003
The semiannual period ended January 31, 2003, was one of heightened volatility as two key sources of uncertainty -- the economy and the geopolitical environment -- kept investors on edge. Although there were spurts of strong stock market performance, such as in October and November when investors embarked on a bargain-hunting spree, a sustained rebound failed to materialize. As a result, all of the major stock indexes finished the period lower.

Spotty economic data fed investors' doubts. For example, the Institute for Supply Management reported that manufacturing growth fell to 49.5% in September, the first time it had dropped below 50% since January 2002. In addition, oil and natural gas prices surged, triggering worries about the resiliency of consumer spending. On the other hand, gross domestic product growth was healthy in the third fiscal quarter (though it subsequently lost momentum), and the Federal Reserve Board's neutral stance and 50 basis point rate cut in November helped keep interest rates at some of the lowest levels in recent memory.

Meanwhile, talk of a possible war with Iraq, the emergence of North Korea as a nuclear threat, the anniversary of 9/11, and the ever-present terrorist threat clouded the market. Lingering skepticism about corporate America, weak holiday retail sales, labor strikes in Venezuela, and an autumn labor dispute on the West Coast that led to a port lockout also contributed to the period's defensive mood.

At the end of January, investors were still seeking direction. On the one hand, the situation with Iraq remained unresolved, and doubts about future consumer spending began to emerge. On the other hand, a newly elected, Republican-majority Congress and President Bush's proposal for eliminating the double tax on dividends -- one facet of his economic plan -- have inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts were predicting a fourth year of broad stock declines, but it appeared likely that it would take decisive and lasting signs of improvement before investors would regain confidence.

--------------------------------------------------------------------------------
                               BASIC VALUE FUND -
                          TOP 10 COMMON STOCK HOLDINGS
                       % OF TOTAL NET ASSETS AS OF 1/31/03
--------------------------------------------------------------------------------
ITT Industries..................................2.23%
Office Depot....................................2.19%
Ryland Group....................................2.16%
Danaher Corp....................................2.13%
Ambac Financial Group...........................2.13%
Eaton Corp......................................2.11%
Century Tel Inc.................................2.11%
iStar Financial.................................2.08%
Beazer Homes USA................................2.00%
Legg Mason......................................1.99%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

PIE CHART:  BASIC FUND
            INDUSTRY BREAKDOWN
            AS OF 1/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Banks............................8.97%
            Industrial Machinery.............6.48%
            Homebuilding.....................4.16%
            Diversified Financial Services...3.80%
            Property & Casualty Insurance....3.37%
            Electric Utilities...............3.07%
            Real Estate Investment Trusts....3.07%
            Casinos & Gaming.................2.97%
            Pharmaceuticals..................2.86%
            Packaged Foods & Meats...........2.83%
            Other Industries................55.18%
            Net Cash & Cash Equivalents......3.24%

INVESCO BASIC VALUE FUND
For the period between the fund's inception date of August 2, 2002, and January 31, 2003, the value of your Class A shares declined 1.13% (without sales charge) compared to a 3.54% drop in the Russell Midcap Value Index. (Of course, past performance is not a guarantee of future results.)(1),(2)

In a period marked by challenging market conditions, we were encouraged by the fund's relative outperformance. Strong stock selection and effective sector allocation decisions allowed us to outperform our benchmark on a number of fronts. For example, our overweight position relative to the Russell Midcap Value Index in energy served the fund well, as oil and gas prices moved dramatically higher on news of labor strikes in Venezuela, concern over the situation with Iraq, and high demand during the early months of an especially cold winter.

Furthermore, our energy holdings gained more ground than their counterparts in the index. Standouts included Greek shipping company Tsakos Energy Navigation Ltd, which posted an impressive gain as a result of tight capacity in the oil tanker market, and Apache Corp, rewarded for consistently solid earnings and the purchase of additional assets in the North Sea and Gulf of Mexico.

Our consumer staples and financial services stocks also outperformed by wide margins. Avon Products gained considerable ground, as the company benefited from a change in its marketing structure, as well as strong sales growth in Eastern Europe and other developing areas. Meanwhile, Legg Mason experienced success in an environment that favored fixed-income specialists, and Golden West Financial was rewarded as one of the cleanest, best-managed thrifts in the market.

--------------------------------------------------------------------------------
                        INVESCO BASIC VALUE FUND-CLASS A
                    CUMULATIVE TOTAL RETURN AS OF 1/31/03(1)

3-month with sales charge                       (6.44%)
--------------------------------------------------------------------------------
3-month without sales charge                    (1.00%)
--------------------------------------------------------------------------------
Since inception with sales charge (8/02)        (6.55%)
--------------------------------------------------------------------------------
Since inception without sales charge (8/02)     (1.13%)
--------------------------------------------------------------------------------

On a negative note, our technology holdings failed to keep pace with the tech stocks in the Russell Midcap Value Index. Although we owned many of the companies that excelled in this area, we did not own enough of them to fully capitalize on the fourth-quarter tech rally. Other of our tech stocks, such as Apple Computer, were held back by their more defensive positioning. Furthermore, some of our industrial holdings, including SPX Corp, took a toll on performance, as earnings from this area were generally weak.

LINE GRAPH: INVESCO BASIC VALUE FUND - CLASS  A GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Basic Value Fund - Class A to the value of a $10,000 investment in the Russell Midcap Value Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Basic Value Fund - Class A, inclusion of front-end sales charge, for the period since inception (8/02) through 1/31/03.

      INVESCO BASIC VALUE FUND -CLASS A         RUSSELL MIDCAP VALUE INDEX(2)

8/02  $10,000                                   $10,000
1/03  $ 9,345                                   $ 9,646

Looking ahead, we see signs of a gradual economic recovery, and it is clear that President Bush will be pushing for an economic stimulus package in 2003. However, we will be closely monitoring the geopolitical landscape. Investor concerns about the possible impact of a war with Iraq may continue to weigh down the market. In addition, corporate spending has not yet picked up. Given these uncertainties, strong stock selection -- always important -- has become crucial, and therefore is our main priority. We also expect to keep taking advantage of the fund's emphasis on mid-cap value companies, which allows us to be relatively nimble and choose stocks opportunistically.

FUND MANAGEMENT

[PHOTOGRAPH OF JEFFERY G. MORRIS OMITTED]

JEFFREY G. MORRIS, CFA

Vice President, INVESCO Funds Group. BS, Colorado State University; MS, University of Colorado-Denver. Joined INVESCO in 1991. Began investment career in 1991.

[PHOTOGRAPH OF CHARLES P. MAYER OMITTED]

CHARLES P. MAYER

Senior Vice President and Director of Value and Fixed-Income Investments, INVESCO Funds Group. BA, St. Peter's College; MBA, St. John's University. Joined INVESCO in 1993. Began investment career in 1969.

(1)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPH ILLUSTRATES THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2)THE RUSSELL MIDCAP VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

THE MAXIMUM FRONT-END SALES CHARGE ON PURCHASES AS A PERCENTAGE OF OFFERING PRICE IS 5.50%.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

THE FUND IS AVAILABLE ONLY TO COLORADO RESIDENTS.

INVESTMENT HOLDINGS
STATEMENT OF INVESTMENT SECURITIES
INVESCO STOCK FUNDS, INC.
JANUARY 31, 2003
UNAUDITED

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

BASIC VALUE FUND
96.75  COMMON STOCKS
2.76   AEROSPACE & DEFENSE
       L-3 Communications Holdings(a)                         600    $   26,862
       Rockwell Collins                                     1,400        28,882
================================================================================
                                                                         55,744
1.16   AGRICULTURAL PRODUCTS
       Bunge Ltd                                              900        23,400
================================================================================
1.95   APPAREL, ACCESSORIES & LUXURY GOODS
       Jones Apparel Group(a)                               1,200        39,216
================================================================================
1.06   APPLICATION SOFTWARE
       PeopleSoft Inc(a)                                    1,100        21,329
================================================================================
1.73   AUTO PARTS & EQUIPMENT
       Advance Auto Parts(a)                                  800        34,920
================================================================================
8.97   BANKS
       Charter One Financial                                1,315        38,017
       City National                                          400        18,328
       Compass Bancshares                                     300         9,579
       Golden West Financial                                  400        29,412
       M&T Bank                                               300        23,940
       National Commerce Financial                            500        11,845
       New York Community Bancorp                             800        23,616
       TCF Financial                                          600        26,160
================================================================================
                                                                        180,897
1.79   BREWERS
       Adolph Coors Class B Shrs                              600        36,120
================================================================================
1.06   BROADCASTING -- RADIO/TV
       Belo Corp Class A Shrs                               1,000        21,400
================================================================================
2.97  CASINOS & GAMING
      Harrah's Entertainment(a)                               800        29,024
      Park Place Entertainment(a)                           4,100        30,955
================================================================================
                                                                         59,979
0.78  COMPUTER HARDWARE
      Apple Computer(a)                                     1,100        15,796
================================================================================
1.51  COMPUTER STORAGE & PERIPHERALS
      Lexmark International Class A Shrs(a)                   200        12,108
      Seagate Technology(a)                                 2,000        18,360
================================================================================
                                                                         30,468
1.36  DIVERSIFIED CHEMICALS
      Olin Corp                                             1,700        27,404
================================================================================

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

3.80   DIVERSIFIED FINANCIAL SERVICES
       Ambac Financial Group                                  800    $   42,856
       BlackRock Inc Class A Shrs(a)                          800        33,800
================================================================================
                                                                         76,656
3.07   ELECTRIC UTILITIES
       Energy East                                          1,400        27,608
       Hawaiian Electric Industries                           400        16,496
       NiSource Inc                                         1,000        17,770
================================================================================
                                                                         61,874
1.47   ELECTRICAL COMPONENTS & EQUIPMENT
       SPX Corp(a)                                            800        29,680
================================================================================
2.25   ENVIRONMENTAL SERVICES
       Republic Services(a)                                 1,200        24,576
       Waste Connections(a)                                   600        20,850
================================================================================
                                                                         45,426
1.60   FOOTWEAR
       Foot Locker                                          3,200        32,320
================================================================================
2.02   HEALTH CARE EQUIPMENT
       Advanced Medical Optics(a)                             800         9,984
       Boston Scientific(a)                                   200         8,090
       C.R. Bard                                              400        22,672
================================================================================
                                                                         40,746
1.48   HEALTH CARE FACILITIES
       Triad Hospitals(a)                                     400        11,120
       Universal Health Services Class B Shrs(a)              400        18,632
================================================================================
                                                                         29,752
0.57   HEALTH CARE SUPPLIES
       Alcon Inc(a)                                           300        11,520
================================================================================
4.16   HOMEBUILDING
       Beazer Homes USA(a)                                    700        40,285
       Ryland Group                                         1,100        43,604
================================================================================
                                                                         83,889
1.08   INDUSTRIAL GASES
       Praxair Inc                                            400        21,816
================================================================================
6.48   INDUSTRIAL MACHINERY
       Danaher Corp                                           700        42,987
       Eaton Corp                                             600        42,648
       ITT Industries                                         800        44,928
================================================================================
                                                                        130,563
1.16   INTEGRATED OIL & GAS
       Occidental Petroleum                                   800        23,368
================================================================================
2.11   INTEGRATED TELECOMMUNICATION SERVICES
       CenturyTel Inc                                       1,400        42,462
================================================================================
1.99   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Legg Mason                                             800        40,032
================================================================================

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

2.58   IT CONSULTING & SERVICES
       Accenture Ltd(a)                                     1,300    $   21,515
       Computer Sciences(a)                                 1,000        30,600
================================================================================
                                                                         52,115
0.54   LIFE & HEALTH INSURANCE
       John Hancock Financial Services                        400        10,924
================================================================================
1.25   MARINE
       Tsakos Energy Navigation Ltd                         1,700        25,211
================================================================================
0.73   MULTI-LINE INSURANCE
       Radian Group                                           400        14,760
================================================================================
0.77   NATURAL GAS PIPELINES
       Enbridge Energy Management LLC                         415        15,450
================================================================================
1.36   OIL & GAS DRILLING
       Noble Corp(a)                                          800        27,424
================================================================================
2.07   OIL & GAS EXPLORATION, PRODUCTION &
         TRANSPORTATION
       Apache Corp                                            400        24,964
       Kerr-McGee Corp                                        400        16,708
================================================================================
                                                                         41,672
2.83   PACKAGED FOODS & MEATS
       Hershey Foods                                          400        25,800
       McCormick & Co Non-Voting Shrs                       1,400        31,360
================================================================================
                                                                         57,160
1.61   PAPER PRODUCTS
       Bowater Inc                                            800        32,520
================================================================================
1.49   PERSONAL PRODUCTS
       Avon Products                                          600        30,000
================================================================================
2.86   PHARMACEUTICALS
       AmerisourceBergen Corp                                 600        34,920
       Pharmaceutical Resources(a)                            700        22,708
================================================================================
                                                                         57,628
3.36   PROPERTY & CASUALTY INSURANCE
       SAFECO Corp                                            800        28,680
       St Paul                                              1,200        39,168
================================================================================
                                                                         67,848
1.01   PUBLISHING & PRINTING
       Knight-Ridder Inc                                      300        20,316
================================================================================
3.07   REAL ESTATE INVESTMENT TRUSTS
       iStar Financial                                      1,500        41,985
       ProLogis SBI                                           800        19,880
================================================================================
                                                                         61,865
1.41   REINSURANCE
       Platinum Underwriters Holdings Ltd(a)                1,150        28,348
================================================================================

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

1.62   RESTAURANTS
       Outback Steakhouse                                   1,000    $   32,650
================================================================================
0.97   SEMICONDUCTOR EQUIPMENT
       KLA-Tencor Corp(a)                                     600        19,584
================================================================================
0.55   SEMICONDUCTORS
       Microchip Technology                                   500        11,045
================================================================================
1.19   SPECIALTY CHEMICALS
       Potash Corp of Saskatchewan                            400        24,068
================================================================================
2.19   SPECIALTY STORES
       Office Depot(a)                                      3,300        44,055
================================================================================
1.16   TRUCKING
       SCS Transportation(a)                                2,000        23,400
================================================================================
1.79   WATER UTILITIES
       Philadelphia Suburban                                1,800        36,180
================================================================================
       TOTAL COMMON STOCKS (COST $1,969,306)                          1,951,000
================================================================================
6.25   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street
         dated 1/31/2003 due 2/3/2003 at 1.220%,
         repurchased at $126,013 (Collateralized by
         Federal Home Loan Bank, Bonds, due 11/14/2003
         at 2.500%, value $130,704) (Cost $126,000)    $  126,000       126,000
================================================================================
103.00 TOTAL INVESTMENTS AT VALUE
         (COST $2,095,306)                                            2,077,000
================================================================================
(3.00) OTHER ASSETS LESS LIABILITIES                                    (60,518)
================================================================================
100.00 NET ASSETS AT VALUE                                           $2,016,482
================================================================================

(a)   Security is non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
INVESCO STOCK FUNDS, INC.
JANUARY 31, 2003
UNAUDITED

                                                                    BASIC VALUE
                                                                           FUND
                                                                        CLASS A
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $    2,095,306
================================================================================
  At Value(a)                                                    $    2,077,000
Cash                                                                        745
Receivables:
  Investment Securities Sold                                             32,831
  Fund Shares Sold                                                          150
  Dividends and Interest                                                  1,617
Prepaid Expenses and Other Assets                                           588
================================================================================
TOTAL ASSETS                                                          2,112,931
================================================================================
LIABILITIES
Payable for Investment Securities Purchased                              84,502
Accrued Distribution Expenses                                               597
Accrued Expenses and Other Payables                                      11,350
================================================================================
TOTAL LIABILITIES                                                        96,449
================================================================================
NET ASSETS AT VALUE                                              $    2,016,482
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $    2,047,891
Accumulated Undistributed Net Investment Income                              68
Accumulated Undistributed Net Realized Loss on Investment
  Securities                                                            (13,171)
Net Depreciation of Investment Securities                               (18,306)
================================================================================
NET ASSETS AT VALUE                                              $    2,016,482
================================================================================
Shares Outstanding                                                      135,988
================================================================================
NET ASSET VALUE PER SHARE:
  Class A
    Redemption Price per Share                                   $        14.83
    Offering Price per Share (Maximum sales charge of 5.50%)     $        15.69
================================================================================

(a) Investment securities at cost and value at January 31, 2003 includes a repurchase agreement of $126,000.

(b) The INVESCO Stock Funds, Inc. have 10 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 600 million have been allocated to Basic Value Fund: 200 million to Class A.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO STOCK FUNDS, INC.
PERIOD ENDED JANUARY 31, 2003 (NOTE 1)
UNAUDITED


                                                                    BASIC VALUE
                                                                           FUND
                                                                        CLASS A
================================================================================
INVESTMENT INCOME
INCOME
Dividends                                                        $       10,575
Interest                                                                    552
  Foreign Taxes Withheld                                                    (35)
================================================================================
  TOTAL INCOME                                                           11,092
================================================================================
EXPENSES
Investment Advisory Fees                                                  5,512
Distribution Expenses                                                     2,572
Transfer Agent Fees                                                         219
Administrative Services Fees                                              5,304
Custodian Fees and Expenses                                               4,152
Professional Fees and Expenses                                           12,193
Registration Fees and Expenses                                              174
Reports to Shareholders                                                      18
Other Expenses                                                              662
================================================================================
  TOTAL EXPENSES                                                         30,806
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser           (19,486)
  Fees and Expenses Paid Indirectly                                        (296)
================================================================================
    NET EXPENSES                                                         11,024
================================================================================
NET INVESTMENT INCOME                                                        68
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                              (13,171)
Change in Net Appreciation/Depreciation of Investment Securities        (18,306)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                       (31,477)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $      (31,409)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
BASIC VALUE FUND -- CLASS A

                                                                   PERIOD ENDED
                                                                     JANUARY 31
--------------------------------------------------------------------------------
                                                                           2003
                                                                        (Note 1)
                                                                      UNAUDITED
OPERATIONS
Net Investment Income                                            $           68
Net Realized Loss                                                       (13,171)
Change in Net Appreciation/Depreciation                                 (18,306)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                              (31,409)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                         2,049,120
Amounts Paid for Repurchases of Shares                                   (1,229)
================================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                             2,047,891
================================================================================
TOTAL INCREASE IN NET ASSETS                                          2,016,482
NET ASSETS
Beginning of Period                                                           0
================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $68)                                  $    2,016,482
================================================================================

              ----------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                             136,071
Shares Repurchased                                                          (83)
================================================================================
NET INCREASE IN FUND SHARES                                             135,988
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO STOCK FUNDS, INC. -- INVESCO BASIC VALUE FUND
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Stock Funds, Inc. is incorporated in Maryland and presently consists of eight separate Funds:
Basic Value Fund (here after referred to as the "Fund"), Dynamics Fund, Growth Fund, Growth & Income Fund, Mid-Cap Growth Fund, S&P 500 Index Fund, Small Company Growth Fund and Value Equity Fund. The other funds are presented in separate reports to shareholders. The investment objective is to seek long-term capital appreciation. INVESCO Stock Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end investment company. The Fund commenced investment operations on August 2, 2002 and is available only to Colorado state residents.

Class A shares are sold with a front-end sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the period ended January 31, 2003, there were no such investments by the Fund.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at January 31, 2003 include:

   Cost of Investments for Tax Purposes                          $    2,099,162
                                                                 ===============

   Gross Tax Unrealized Appreciation                             $       61,571
   Gross Tax Unrealized Depreciation                                     83,733
                                                                 ---------------
   Net Tax Depreciation on Investments                           $      (22,162)
                                                                 ===============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

A master distribution plan and agreement for Class A shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. Any unreimbursed expenses IDI incurs with respect to Class A shares in any fiscal year can not be recovered in subsequent years. For the period ended January 31, 2003, amounts paid to the Distributor for Class A shares were $1,976.

IFG receives a transfer agent fee from the Fund at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. IFG is entitled to reimbursement from the Fund that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

For the period ended January 31, 2003, the reimbursement that may potentially be made by the Fund to IFG and that will expire during the six months ended January 31, 2006, is $19,486. During that same period there were no reimbursements by the Fund made to IFG.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the period ended January 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $2,859,693 and $877,216, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or IDI.

Effective August 2, 2002, the Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under the plan into a new deferred retirement plan. The Fund will be eligible to participate in the retirement plan effective August 2, 2003.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the period ended January 31, 2003, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the period ended January 31, 2003, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the period ended January 31, 2003, there were no such borrowings for the Fund.

NOTE 8 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. Effective November 15, 2002, qualified plans investing in Class A shares may pay a 1% CDSC if a shareholder redeemed these shares within 12 months from the date of purchase. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC fee. The CDSC fee may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the period ended January 31, 2003, the Distributor did not receive a CDSC from the Fund's Class A shareholders.

FINANCIAL HIGHLIGHTS
BASIC VALUE FUND -- CLASS A
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                       PERIOD
                                                                        ENDED
                                                                   JANUARY 31
--------------------------------------------------------------------------------
                                                                         2003(a)
                                                                    UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                             $    15.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income(b)                                                 0.00
Net Losses on Securities (Both Realized and Unrealized)                 (0.17)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                        (0.17)
================================================================================
Net Asset Value -- End of Period                                   $    14.83
================================================================================

TOTAL RETURN(c)                                                       (1.13%)(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                         $   2,016
Ratio of Expenses to Average Net Assets(e)(f)                          0.77%(d)
Ratio of Net Investment Income to Average Net Assets(f)              0.00%(d)(g)
Portfolio Turnover Rate                                                 60%(d)

(a) From August 2, 2002, commencement of investment operations, to January 31, 2003.

(b)  Net Investment Income aggregated less than $0.01 on a per share basis.

(c) The applicable sales charges are not included in the Total Return calculation.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the Class were voluntarily absorbed by IFG for the period ended January 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.10%, and ratio of net investment loss to average net assets would have been (1.33%).

(g) Ratio of Net Investment Income to Average Net Assets calculated to less than 0.01%.

                                      YOU SHOULD
                                      KNOW WHAT
                                    INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-800-525-8085
Personal Account Line: 1-800-424-8085
Advisor Services: 1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM)  Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.

SBVF    900444  2/03

JANUARY 31, 2003

SEMIANNUAL REPORT




INVESCO STOCK FUNDS, INC.

DYNAMICS FUND

GROWTH FUND

GROWTH & INCOME FUND

INVESCO ENDEAVOR FUND

S&P 500 INDEX FUND

SMALL COMPANY GROWTH FUND

VALUE EQUITY FUND


"...WE THINK THERE ARE REASONS TO BE OPTIMISTIC ABOUT STOCKS IN THE COMING
YEAR."
SEE PAGE 17




[INVESCO ICON] INVESCO(R)

[PHOTOGRAPH OF RAYMOND R. CUNNINGHAM OMMITED]

LESSONS LEARNED

FELLOW SHAREHOLDER:

After a relatively strong fourth quarter -- and an auspicious start to 2003 -- the stock market backed down in the second half of January. Once again, what had initially seemed like the beginning of a sustained rebound turned out to be a false start. You could almost hear the collective groan from investors, and, admittedly, I joined in.

But then I stepped back for a view of the big picture. Has this market been frustrating? Undeniably. However, it's also been instructive, and I believe that those of us who pay attention to the downturn's lessons will come out ahead in the long run.

The first lesson the bear market has reinforced is the importance of defining and maintaining an investment plan. This plan should accommodate your risk tolerance, time horizon, and long-term goals -- and it should be built to last.

That's not to say it doesn't need fine-tuning now and again. The lesson of diversification always deserves review. As we've seen this past decade, a variety of investments -- from Treasuries to aggressive growth stocks -- constantly vie for leadership, and there's never just one winner over time. The last few years have also reinforced the lesson that adequate diversification requires occasional rebalancing. Many investors made the mistake of letting portfolios become overly stock-heavy during the late 1990s, and then came to regret this lapse when bonds surged ahead in the new millennium.

Similarly, history says it would be a mistake to neglect stocks now. Don't forget that, while the past few years have been tough on equities, they still deserve a place in every long-term investor's portfolio. After all, stocks have historically outpaced inflation by a far greater margin than bonds. For example, in surveying the 50-year period ended December 31, 2002, stock returns exceeded inflation by 7.16%, compared with 2.37% for bonds.*

Perhaps one of the greatest lessons we can learn from the current downturn is that it's tough to go it alone. Now more than ever, it helps to have a trusted financial advisor to turn to for advice and assistance.

It's not enough to recognize history's lessons -- we also need to put them to good use so we're better prepared to meet tomorrow's challenges.

Sincerely,

/s/Ray Cunningham
Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.

*PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. SOURCES: STANDARD & POOR'S; FEDERAL RESERVE. STOCKS ARE REPRESENTED BY THE TOTAL RETURNS OF THE S&P 500 INDEX, AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET; BONDS BY LONG-TERM TREASURIES (10+ YEARS); INFLATION BY THE CONSUMER PRICE INDEX. TREASURY BILLS ARE GUARANTEED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT AS TO THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST. STOCKS ARE NOT GUARANTEED. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX. INDEXES ARE UNMANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH MUTUAL FUND INVESTING.

                                                             INVESCO STOCK FUNDS, INC.
                                                       TOTAL RETURN PERIODS ENDED 1/31/02*

                                                                                                                      Manager's
                                                              Cumulative                           10 years+ or          Report
Fund (Inception)                                               6 months      1 year     5 years+  Since Inception^       Page #
-------------------------------------------------------------------------------------------------------------------------------
DYNAMICS FUND - CLASS A (4/02) WITH SALES CHANGE                 (7.24%)       N/A        N/A        (34.34%)^**             3
-------------------------------------------------------------------------------------------------------------------------------
DYNAMICS FUND - CLASS B (4/02) WITH CDSC                         (7.23%)       N/A        N/A        (36.11%)^**             3
-------------------------------------------------------------------------------------------------------------------------------
DYNAMICS FUND - CLASS C (2/00) WITH CDSC                         (3.36%)     (33.73%)     N/A        (28.64%)^+              3
-------------------------------------------------------------------------------------------------------------------------------
DYNAMICS FUND - CLASS K (12/00)                                  (1.86%)     (32.18%)     N/A        (29.39%)^+              3
-------------------------------------------------------------------------------------------------------------------------------
DYNAMICS FUND - INVESTOR CLASS (9/67)                            (1.85%)     (32.03%)   (2.46%)        7.16%                 3
-------------------------------------------------------------------------------------------------------------------------------
DYNAMICS FUND - INSTITUTIONAL CLASS (5/00)                       (1.65%)     (31.76%)     N/A        (26.09%)^+              3
-------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND - CLASS A (4/02) WITH SALES CHARGE                  (14.37%)       N/A        N/A        (39.92%)^**             6
-------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND - CLASS B (4/02) WITH CDSC                          (13.59%)       N/A        N/A        (41.32%)^**             6
-------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND - CLASS C (2/00) WITH CDSC                           (9.75%)     (41.65%)     N/A        (40.57%)^+              6
-------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND - CLASS K (12/00)                                    (8.67%)     (40.43%)     N/A        (46.66%)^+              6
-------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND - INVESTOR CLASS (11/35)                             (8.54%)     (40.24%)   (15.50%)      (0.99%)                6
-------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND - CLASS A (4/02) WITH SALES CHARGE         (13.98%)       N/A        N/A        (37.39%)^**             9
-------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND - CLASS B (4/02) WITH CDSC                 (14.35%)       N/A        N/A        (39.19%)^**             9
-------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND - CLASS C (2/00) WITH CDSC                 (10.34%)     (36.32%)     N/A        (31.65%)^+              9
-------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND - CLASS K (12/00)                           (9.03%)     (34.95%)     N/A        (36.37%)^+              9
-------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND - INVESTOR CLASS (7/98)                     (9.00%)     (34.79%)     N/A         (8.25%)^+              9
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND - INSTITUTIONAL CLASS (12/97)                 (5.47%)     (23.76%)   (1.74%)       (0.86%)^+             11
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND - INVESTOR CLASS (12/97)                      (5.61%)     (23.80%)   (1.76%)       (0.72%)^+             11
-------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND - CLASS A (4/02) WITH SALES CHARGE     (8.88%)       N/A         N/A       (31.85%)^**            12
-------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND - CLASS B (4/02) WITH CDSC             (9.16%)       N/A         N/A       (33.36%)^**            12
-------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND - CLASS C (2/00) WITH CDSC             (4.84%)     (32.42%)      N/A       (26.56%)^+             12
-------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND - CLASS K (12/01)                      (3.91%)     (30.23%)      N/A       (28.19%)^+             12
-------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND - INVESTOR CLASS (12/91)               (3.69%)     (30.23%)    (0.45%)       7.06%                12
-------------------------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND - CLASS A (4/02) WITH SALES CHARGE            (10.70%)       N/A         N/A       (28.08%)^**            14
-------------------------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND - CLASS B (4/02) WITH CDSC                    (10.74%)       N/A         N/A       (28.84%)^**            14
-------------------------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND - CLASS C (2/00) WITH CDSC                     (6.80%)     (22.64%)      N/A        (9.17%)^+             14
-------------------------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND - INVESTOR CLASS (5/86)                        (5.42%)     (20.99%)    (4.03%)       6.32%                14
-------------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER FROM THE PRSIDENT & CEO............1

FUND REPORTS............................. 3

AN INTERVIEW WITH TIM MILLER.............16

MARKET HEADLINES.........................18

INVESTMENT HOLDINGS......................19

FINANCIAL STATEMENTS.....................57

NOTES TO FINANCIAL STATEMENTS............72

OTHER INFORMATION........................80

FINANCIAL HIGHLIGHTS.....................81

*PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE FUNDS' CLASS A PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE OF 5.50%. THE FUNDS' CLASS B AND CLASS C PERFORMANCE REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIODS SHOWN. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC OF CLASS C SHARES IS 1% FOR THE FIRST 13 MONTHS AFTER PURCHASE. THE PERFORMANCE OF THE FUND'S INVESTOR CLASS, INSTITUTIONAL CLASS, CLASS A, CLASS B, CLASS C AND CLASS K SHARES WILL DIFFER DUE TO THE DIFFERENT SALES CHARGE STRUCTURES AND EXPENSES. INVESTOR CLASS SHARES ARE CLOSED TO NEW INVESTORS AND ARE OFFERED TO INVESTORS GRANDFATHERED AS OF APRIL 1, 2002.

+AVERAGE ANNUALIZED

**NOT ANNUALIZED

^FOR FUNDS OR SHARE CLASSES INTRODUCED MORE RECENTLY

PERFORMANCE INFORMATION PROVIDED IN THIS REPORT DOES NOT REFLECT THE DEDUCTION OF TAXES SHAREHOLDERS PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

YOUR FUND'S REPORT

DYNAMICS FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

Volatility persisted during the past six months, with the market initially rising in August, then declining through the first week of October, then rising sharply through November, only to fall back again in December and January. Early on, economic uncertainty and persistent worries about the threat of another war with Iraq had investors on their heels. But stocks abruptly reversed course in October, as investors apparently reasoned that the selling had become overdone. Stocks rallied throughout November, as the Federal Reserve cut interest rates again -- this time by 50 basis points. During the remainder of the period, however, stocks essentially traded sideways, as optimism about the economy competed for investor attention with anxieties relating to the growing likelihood of war.

In this choppy period, the fund saw mixed absolute performance across its holdings, and, as a result, for the six-month period ended January 31, 2003, the value of Dynamics Fund-Investor Class shares declined by 1.85%. This return modestly underperformed the Russell Midcap Growth Index, which declined 0.85% during that same period. (Of course, past performance is not a guarantee of future results.)(1),(2) For performance of other share classes, please see page 2.

--------------------------------------------------------------------------------
                                 DYNAMICS FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % OF TOTAL NET ASSETS AS OF 1/31/03
--------------------------------------------------------------------------------

Forest Laboratories..........................................3.39%
Lamar Advertising Class A Shrs...............................1.65%
Symantec Corp................................................1.65%
eBay Inc.....................................................1.59%
Alcon Inc....................................................1.47%
Varian Medical Systems.......................................1.46%
Teva Pharmaceutical Industries Ltd
   Sponsored ADR Representing Ord Shares.....................1.43%
Zimmer Holdings..............................................1.42%
EchoStar Communications Class A Shrs.........................1.33%
CDW Computer Centers.........................................1.33%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

PORTFOLIO CHANGES SUPPORTED PERFORMANCE

Although we would prefer to see the fund's absolute performance in the black, the fund's recent showing encourages us. During the late summer, we modified the portfolio's composition, in an effort to ensure that it would fully participate in the market's advance when the economy and investor sentiment improved. So far, it appears that our tactics are working well, as the fund has outperformed when stocks have rallied, while its underperformance has been modest when stocks have been weak.

Our changes included decreasing the fund's technology exposure, while increasing our weightings in the energy, industrial, and health care sectors.

In technology, we reduced the fund's exposure to semiconductors, a move that paid off as the group underperformed during the period. Although semiconductor stocks negatively affected the fund's performance somewhat, the damage could have been much worse had we maintained the fund's original exposure to the industry. Elsewhere within technology, the fund benefited from its exposure to the software group, where companies, such as BEA Systems and Symantec Corp, rallied sharply.

ADDITIONS TO ENERGY AND HEALTH CARE SECTORS WORKED WELL

Other portfolio tactics supported performance as well. For example, our decision to increase the fund's energy weighting helped performance, as persistently high energy prices supported the group. Our additions to the health care sector also added value, particularly in the equipment industry, where Boston Scientific and Alcon Inc recorded double-digit gains. The fund's top holding, Forest Laboratories, also performed exceptionally well, rallying throughout the period as the company's financial results continued to soundly beat consensus expectations.

Our industrial and financial services holdings were not as successful. The financial services sector underperformed the broader market during the period. However, our losses in the group were mitigated somewhat by our stock selection, as our holdings declined less than the rest of the sector. In particular, diversified financials Legg Mason and SLM Corp handily outperformed the broader market.

ECONOMIC SOFTNESS HURT INDUSTRIAL WEIGHTING

The fund's industrial exposure also did not perform as well as we had hoped. Although several of the fund's additional investments in the sector, including Career Education and Republic Services, performed well, poor results from a number of existing holdings more than negated those gains. BISYS Group was the most significant detractor, after the provider of back office services to the financial services industry lowered earnings expectations. Robert Half International also disappointed. The provider of temporary employment underperformed in response to disappointing unemployment reports.

LINE GRAPH: INVESCO DYNAMICS FUND - INVESTOR CLASS GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Dynamics Fund - Investor Class to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 1/31/03.

      INVESCO DYNAMICS FUND - INVESTOR CLASS     RUSSELL MIDCAP GROWTH INDEX(2)

1/93  $10,000                                    $10,000
1/94  $12,193                                    $11,273
1/95  $11,540                                    $10,882
1/96  $16,104                                    $14,660
1/97  $18,859                                    $17,673
1/98  $22,606                                    $20,366
1/99  $29,814                                    $25,176
1/00  $47,561                                    $36,974
1/01  $46,203                                    $34,500
1/02  $29,372                                    $25,213
1/03  $19,964                                    $18,731

LINE GRAPH: INVESCO DYNAMICS FUND - CLASS  A & B GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Dynamics Fund - Class A and the value of a $10,000 investment in INVESCO Dynamics Fund - Class B to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Dynamics Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 1/31/03.

      INVESCO DYNAMICS FUND -      INVESCO DYNAMICS FUND -       RUSSELL MIDCAP
      CLASS A                      CLASS B                       GROWTH INDEX(2)

4/02  $10,000                      $10,000                       $10,000
1/03  $ 6,566                      $ 6,389                       $ 7,317

LINE GRAPH: INVESCO DYNAMICS FUND - CLASS C GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Dynamics Fund - Class C to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Dynamics Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 1/31/03.

      INVESCO DYNAMICS FUND - CLASS C           RUSSELL MIDCAP GROWTH INDEX(2)

2/00  $10,000                                   $10,000
1/01  $ 8,667                                   $ 7,710
1/02  $ 5,468                                   $ 5,634
1/03  $ 3,678                                   $ 4,186

(1)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2)THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST

FUND MANAGEMENT

[PHOTOGRAPH OF TIMOTHY J. MILLER OMITTED]

TIMOTHY J. MILLER, CFA

CHIEF INVESTMENT OFFICER TIM MILLER IS MANAGER OF INVESCO DYNAMICS FUND. HE ALSO LEADS INVESCO'S GROWTH INVESTMENT MANAGEMENT TEAM. PRIOR TO JOINING INVESCO FUNDS GROUP, TIM WAS ASSOCIATED WITH MISSISSIPPI VALLEY ADVISORS FOR 13 YEARS, WHERE HE WAS AN ANALYST AND PORTFOLIO MANAGER. HE HOLDS AN MBA FROM THE UNIVERSITY OF MISSOURI (ST. LOUIS), A BSBA FROM ST. LOUIS UNIVERSITY, AND IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER. TIM HAS MORE THAN 20 YEARS OF INVESTMENT EXPERIENCE.

RECOVERY MAY AWAIT A RESOLUTION IN IRAQ

Going forward, we believe the fundamental groundwork has been laid for an economic recovery. However, anxieties relating to tensions with Iraq continue to keep investors nervous, consumer confidence shaky, and corporate capital expenditures tempered. Until we see a resolution in the conflict, this stagnation will likely persist.

Against this backdrop, we do not anticipate making any significant changes to the portfolio's composition. We are pleased with the way the fund has performed recently, outperforming in rallies while keeping pace with the market during softer periods. We continue to trim our retail exposure on concerns that consumer confidence could deteriorate. Instead, we are focusing on companies that typically enjoy recurring revenues, such as cable companies, which are likely to receive their subscription revenues even if consumer confidence slips. We have also increased the fund's exposure to biotechnology companies, as several recent positive rulings from the Food and Drug Administration have rekindled our optimism about the group's growth potential.

LINE GRAPH: INVESCO DYNAMICS FUND - CLASS K GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Dynamics Fund - Class K to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 1/31/03.

      INVESCO DYNAMICS FUND - CLASS K           RUSSELL MIDCAP GROWTH INDEX(2)

12/00 $10,000                                   $10,000
1/01  $10,920                                   $11,128
1/02  $ 6,930                                   $ 8,132
1/03  $ 4,700                                   $ 6,042

LINE GRAPH: INVESCO DYNAMICS FUND - INSTITUTIONAL CLASS GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Dynamics Fund - Institutional Class to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (5/00) through 1/31/03.

      INVESCO DYNAMICS FUND - INSTITUTIONAL CLASS     RUSSELL MIDCAP GROWTH INDEX(2)
5/00  $10,000                                         $10,000
1/01  $10,171                                         $ 9,201
1/02  $ 6,487                                         $ 6,724
1/03  $ 4,427                                         $ 4,995

PIE CHART:  DYNAMICS FUND
            INDUSTRY BREAKDOWN
            AS OF 1/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Application Software.................... 6.30%
            Pharmaceuticals..........................6.19%
            Health Care Equipment....................5.06%
            Systems Software.........................4.35%
            Broadcasting - Radio/TV..................4.04%
            Semiconductors...........................3.77%
            Banks.................... ...............3.58%
            Oil & Gas Exploration,
              Production & Transportation............3.12%
            Computer Storage & Peripherals...........2.98%
            Investment Adviser/ Broker
               Dealer Services.......................2.79%
            Other Industries........................57.14%
            Net Cash Equivalents.....................0.68%

YOUR FUND'S REPORT

GROWTH FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The stock market continued its slide during the six-month period ended January 31, 2003, with all of the major stock indexes finishing the period in negative territory. Although the flurry of accounting scandals that soured investors' mood during the first part of 2002 eased considerably, new troubles emerged -- namely, the fear that war with Iraq might erupt, as well as continued signs of a sluggish economy. Escalating oil prices, disappointing holiday retail sales, and North Korea's disclosure of unsanctioned nuclear capabilities also contributed to unfavorable market conditions. Although the Federal Reserve attempted to provide a spark with a 50 basis point interest rate cut in November, and the Republican sweep of Congress brought talk of potential future tax cuts, a high level of uncertainty ultimately overwhelmed rally attempts.

In this environment, Growth Fund-Investor Class shares posted a loss of 8.54% during the six-month period ended January 31, 2003. In comparison, the fund's benchmark, the Russell 1000 Growth Index, retreated by 6.02% during that same period. (Of course, past performance is not a guarantee of future results.)(3),(4) For performance of other share classes, please see page 2.

LACK OF EXPOSURE TO GOLD DULLS PERFORMANCE

One of the few areas to excel during the period was the gold sector, which enjoyed impressive gains thanks to a surge in gold prices fueled by investors' appetite for more defensive securities. With the U.S. dollar continuing to lose value relative to other currencies, gold prices received an additional boost, since gold is often used as a hedge against a weaker dollar. By the end of the period, gold had spiked to $370 per ounce -- its highest price level in several years. Since last spring, we have seen the commodity typically in the $320 to $350 range.

Unfortunately, the fund was not positioned to capitalize on this trend, and our lack of exposure to gold proved detrimental. Furthermore, when we attempted to remedy matters by adding Freeport-McMoRan Copper & Gold to the portfolio, this strategy backfired due to a terrorist attack in Indonesia (where Freeport is based), which sent the company's stock down precipitously. We no longer hold Freeport in the fund.

INDUSTRIALS AND HEALTH CARE SERVICES HOLDINGS DETRACT

Also weighing on the fund's performance were its holdings in the industrials and health care sectors. Within industrials, our aerospace and defense stocks were hindered by their exposure to airline bankruptcies, which dampened demand and heightened uncertainty in the industry. For example, General Electric declined when its airplane engine business fell victim to the airline bankruptcies. The company battled credit concerns during the period as well. Although we reduced our holding in GE in response to this negative news, the company's struggles influenced performance nonetheless.

--------------------------------------------------------------------------------
                                 GROWTH FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % OF TOTAL NET ASSETS AS OF 1/31/03
--------------------------------------------------------------------------------

Microsoft Corp ....................................5.55%
Pfizer Inc.........................................4.28%
Citigroup Inc......................................3.53%
Johnson & Johnson..................................3.11%
Bank of America....................................3.10%
Amgen Inc..........................................2.91%
EchoStar Communications Class A Shrs...............2.88%
Cisco Systems ......... ...........................2.86%
Intel Corp...... ..................................2.54%
Wells Fargo & Co...................................2.37%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

Our health care holdings also detracted from performance. While hospital chains Tenet Healthcare and HCA Inc were market leaders through most of 2002, in late October these companies were suddenly faced with growing concern over the sustainability of their pricing practices. As a result, their stocks turned down sharply, taking a toll on fund performance. We have since sold Tenet and HCA, shifting assets to biotechnology and large-cap pharmaceutical companies that we believe have the strongest earnings and most promising product pipelines.

LINE GRAPH: INVESCO GROWTH FUND - INVESTOR CLASS GROWTH OF $10,000(3)

This line graph  compares the value of a $10,000  investment  in INVESCO  Growth
Fund - Investor Class to the value of a $10,000 investment in the Russell 1000 Growth Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 1/31/03.

      INVESCO GROWTH FUND - INVESTOR CLASS      RUSSELL 1000 GROWTH INDEX(4)

1/93  $10,000                                   $10,000
1/94  $11,735                                   $10,648
1/95  $10,256                                   $10,908
1/96  $13,647                                   $15,139
1/97  $17,307                                   $19,301
1/98  $21,002                                   $24,238
1/99  $30,726                                   $34,561
1/00  $39,487                                   $41,431
1/01  $34,209                                   $36,053
1/02  $15,143                                   $26,362
1/03  $ 9,050                                   $18,883

LINE GRAPH:  INVESCO  GROWTH FUND - CLASS A & B GROWTH OF  $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Growth Fund - Class A and the value of a $10,000 investment in INVESCO Growth Fund - Class B to the value of a $10,000 investment in the Russell 1000 Growth Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Growth Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 1/31/03.

      INVESCO GROWTH FUND -        INVESCO GROWTH FUND -    RUSSELL 1000
      CLASS A                      CLASS B                  GROWTH INDEX(4)

4/02  $10,000                      $10,000                  $10,000
1/03  $ 6,008                      $ 5,868                  $ 7,223

BRIGHT SPOTS IN TECH, FINANCIAL AND CONSUMER DISCRETIONARY STOCKS

Although the fund lost ground during the fiscal period, the new management team's restructuring efforts helped keep losses in check, and also yielded some areas of outperformance. For example, our technology holdings outpaced their counterparts in the Russell 1000 Growth Index for the period, as our emphasis on the software industry proved beneficial. Many companies in this sub-sector, unlike semiconductor capital equipment firms, have endured a long down cycle. As a result, they've had more time to work through cost issues, and their revenues are now directly improving earnings. This, in turn, attracted investors to the software industry during the period's brief rallies, and portfolio holdings like Symantec Corp and BEA Systems enjoyed impressive gains.

We also had success with our positioning in the financial services sector. As the period progressed, we moved from focusing on regional banks -- which did well early on -- to emphasizing more diversified multi-national companies, and the timing of this shift worked well for the fund.

Finally, our decisions in the consumer discretionary sector had a positive affect on the fund's overall return. Although specialty retail stores endured weak sales, advertising spending did increase, and broadcasters enjoyed better-than-expected response to their fall television line-ups. In keeping with these trends, we trimmed the fund's retail stocks, while broadening its exposure to media companies. Standouts included EchoStar Communications and Omnicom Group.

(3)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(4)THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

FUND MANAGEMENT
TEAM MANAGED

[PHOTOGRAPH OF TIMOTHY J. MILLER OMITTED]

TIMOTHY J. MILLER, CFA

CHIEF INVESTMENT OFFICER TIM MILLER LEADS INVESCO'S GROWTH INVESTMENT MANAGEMENT TEAM. PRIOR TO JOINING INVESCO FUNDS GROUP, TIM WAS ASSOCIATED WITH MISSISSIPPI VALLEY ADVISORS FOR 13 YEARS, WHERE HE WAS AN ANALYST AND PORTFOLIO MANAGER. HE HOLDS AN MBA FROM THE UNIVERSITY OF MISSOURI (ST. LOUIS), A BSBA FROM ST. LOUIS UNIVERSITY, AND IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER. TIM HAS MORE THAN 20 YEARS OF INVESTMENT EXPERIENCE.

[PHOTGRAPH OF FRITZ MEYER OMITTED]
[PHOTOGRAPH OF PETER M. LOVELL OMITTED]

FRITZ MEYER

VICE PRESIDENT FRITZ MEYER IS A MEMBER OF THE INVESCO GROWTH INVESTMENT MANAGEMENT TEAM. FRITZ RECEIVED HIS AB FROM DARTMOUTH COLLEGE WITH A DISTINCTION IN ECONOMICS, AND HIS MBA FROM AMOS TUCK SCHOOL-DARTMOUTH COLLEGE. HE BEGAN HIS INVESTMENT CAREER IN 1976 AND JOINED INVESCO FUNDS GROUP IN 1996.

PETER M. LOVELL

VICE PRESIDENT PETER M. LOVELL IS A MEMBER OF THE INVESCO GROWTH INVESTMENT MANAGEMENT TEAM. PETE EARNED HIS BA AT COLORADO STATE UNIVERSITY AND HIS MBA FROM REGIS UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1992 AND JOINED INVESCO IN 1994.

PATIENCE IN AWAITING RECOVERY

At the end of the period, the unresolved conflict with Iraq continued to dominate the market along with economic news. On the positive side, the latest economic numbers have been flat to slightly better, and consumer spending has essentially held up through the downturn. We will be watching closely for any signs of change on these fronts -- especially regarding consumer confidence, which has kept the economy moving thus far. It will also be interesting to see whether President Bush's proposal to eliminate the double taxation on dividends becomes law. If it does, we could see both individual investors and corporations benefit.

Regardless of how the President's stimulus plan fares, and how the geopolitical hazards the market is facing are resolved, we realize that it takes time for the economy to complete a full cycle. Therefore, we are exercising patience in awaiting a gradual, sustained recovery.

LINE GRAPH: INVESCO GROWTH FUND - CLASS C GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Growth Fund - Class C to the value of a $10,000 investment in the Russell 1000 Growth Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Growth Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 1/31/03.

      INVESCO GROWTH FUND - CLASS C    RUSSELL 1000 GROWTH INDEX(4)

2/00  $10,000                          $10,000
1/01  $ 8,246                          $ 8,296
1/02  $ 3,603                          $ 6,066
1/03  $ 2,138                          $ 4,345

LINE GRAPH: INVESCO GROWTH FUND - CLASS K GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Growth Fund - Class K to the value of a $10,000 investment in the Russell 1000 Growth Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 1/31/03.

      INVESCO GROWTH FUND - CLASS K             RUSSELL 1000 GROWTH INDEX(4)

12/00 $10,000                                   $10,000
1/01  $10,536                                   $10,353
1/02  $ 4,292                                   $ 7,570
1/03  $ 2,557                                   $ 5,422

PIE CHART:  GROWTH FUND
            INDUSTRY BREAKDOWN
            AS OF 1/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Pharmaceuticals..................... 12.92%
            Systems Software......................9.39%
            Banks.................................7.70%
            Semiconductors....................... 6.29%
            Diversified Financial Services........5.76%
            Biotechnology.........................4.37%
            General Merchandise Stores............3.59%
            Aerospace & Defense...................3.50%
            Industrial Conglomerates..............3.31%
            Application Software..................3.21%
            Other Industries.....................37.45%
            Net Cash & Cash Equivalents...........2.51%

YOUR FUND'S REPORT

GROWTH & INCOME FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The six-month period ended January 31, 2003, was fraught with volatility. Every time investors dared to grow more optimistic, a geopolitical disruption or economic obstacle surfaced, causing them to once again retreat. For example, stocks initially rallied in August, the first month of the reporting period, as investors' appetite for equities was whetted by attractive valuations and a pause in the onslaught of corporate scandals that had weighed so heavily on the market in previous months. Unfortunately, however, the rally was cut short when questions about the economy's chances for recovery resurfaced and discussion of a potential war with Iraq intensified.

LINE GRAPH: INVESCO GROWTH & INCOME FUND - INVESTOR CLASS GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Growth & Income Fund - Investor Class to the value of a $10,000 investment in the Russell 1000 Growth Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (7/98) through 1/31/03.

      INVESCO GROWTH & INCOME FUND - INVESTOR CLASS   RUSSELL 1000 GROWTH INDEX(6)
7/98  $10,000                                         $10,000
1/99  $15,191                                         $12,199
1/00  $19,821                                         $14,624
1/01  $18,678                                         $12,726
1/02  $10,328                                         $ 9,305
1/03  $ 6,735                                         $ 6,665

Similarly, after reaching a trough on October 9, stocks started climbing again, rallying through November. Although this rebound was more substantial, the gains logged were subsequently erased in December and January. Worries over Iraq intensified, and North Korea's assertion that it would be producing nuclear weapons -- on top of rapidly rising oil prices and conflicting economic data -- gave investors pause. Intermittent signs of a gradual economic recovery, such as strong third-quarter gross domestic product growth and a significant gain in December manufacturing activity, were simply not enough to trigger a sustained upswing in stock prices.

LINE GRAPH: INVESCO GROWTH & INCOME FUND - CLASS  A & B GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Growth & Income Fund - Class A and the value of a $10,000 investment in INVESCO Growth & Income Fund - Class B to the value of a $10,000 investment in the Russell 1000 Growth Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Growth & Income Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 1/31/03.

      INVESCO GROWTH & INCOME    INVESCO GROWTH & Income    RUSSELL 1000
      GROWTH FUND - CLASS A      FUND - CLASS B             INDEX(6)

4/02  $10,000                    $10,000                    $10,000
1/03  $ 6,261                    $ 6,081                    $ 7,223

Given the period's challenges, it was not surprising to see growth stocks struggle. Over the course of the six-month period ended January 31, 2003, Growth & Income Fund-Investor Class shares fell 9.00%. In comparison, the Russell 1000 Growth Index retreated 6.02% during that same period. (Of course, past performance is not a guarantee of future results.)(5),(6) For performance of other share classes, please see page 2.

WEAKNESS IN INDUSTRIALS, CONSUMER STAPLES

The industrials sector was faced with its share of obstacles during a period rife with economic turmoil, and the fund's substantial weighting in this area proved detrimental. Specifically, our exposure to General Electric hampered performance, as credit concerns plagued the company throughout the period. In addition, GE's aircraft engine business was hard-hit by commercial airline bankruptcies that slowed already weak demand. Defense companies, with their ties to the aerospace industry, also felt the negative impact of the airlines' woes. Indeed, even though defense spending increased, holdings like Lockheed Martin and L-3 Communications Holdings endured losses.

Another weak spot for the fund was its weighting in consumer staples. As investors rotated into technology stocks in the fourth quarter, many staples stocks lagged, as investors shunned their inherently defensive investment profiles. For example, Coca-Cola Co declined considerably during the period.

Finally, our health care holdings took a toll on performance. In late October, hospital chain Tenet Healthcare -- after having been one of the fund's strongest performers through most of 2002 -- tumbled as investors questioned the company's Medicare pricing tactics. We have since sold Tenet from the portfolio. Unfortunately, our health care weighting was largely devoted to hospitals, drug distributors, and dental distributors -- all of which fell hard in sympathy with Tenet.

LINE GRAPH: INVESCO GROWTH & INCOME FUND - CLASS C GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Growth & Income Fund - Class C to the value of a $10,000 investment in the Russell 1000 Growth Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Growth & Income Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 1/31/03.

      INVESCO GROWTH & INCOME FUND - CLASS C    RUSSELL 1000 GROWTH INDEX(6)

2/00  $10,000                                   $10,000
1/01  $ 9,118                                   $ 8,296
1/02  $ 5,005                                   $ 6,066
1/03  $ 3,237                                   $ 4,345

--------------------------------------------------------------------------------
                             GROWTH & INCOME FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % OF TOTAL NET ASSETS AS OF 1/31/03
--------------------------------------------------------------------------------

Pfizer Inc..............................4.62%
Microsoft Corp..........................4.61%
Johnson & Johnson.......................4.26%
Wal-Mart Stores.........................2.96%
Software HOLDRS Trust...................2.60%
Forest Laboratories.....................2.49%
Intel Corp..............................2.16%
Cisco Systems...........................2.07%
Nasdaq-100 Trust Series 1 Shrs..........1.99%
General Electric........................1.96%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

GAINS IN ENERGY AND FINANCIALS HELP OFFSET LOSSES

On a positive note, the fund was overweight relative to the Russell 1000 Growth Index in the energy sector, an area that fared well during the period. Fundamentals for oil and gas companies remained strong, with demand picking up as many areas of the country endured brutal winter conditions in December and January. At the same time, inventories were low, and commodity prices increased dramatically during the period -- the result of oil strikes in Venezuela and the rhetoric surrounding a possible U.S./Iraqi war.

LINE GRAPH: INVESCO GROWTH & INCOME FUND - CLASS K GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Growth & Income Fund - Class K to the value of a $10,000 investment in the Russell 1000 Growth Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 1/31/03.

      INVESCO GROWTH & INCOME FUND - CLASS K    RUSSELL 1000 GROWTH INDEX(6)

12/00 $10,000                                   $10,000
1/01  $10,434                                   $10,353
1/02  $ 5,763                                   $ 7,570
1/03  $ 3,749                                   $ 5,422

The fund's financial services holdings also benefited performance. Some of our market-sensitive stocks proved resilient, bouncing off their lows as investors recognized that many of these companies' valuations had become attractive relative to their growth prospects. For example, SML Corp outperformed the broad market, and Bank of America, a more defensive holding that has held up well all year, continued to offer solid earnings.

ECONOMY SLOWLY MENDING

We believe the fundamental groundwork has been laid for a healthy economic recovery in 2003. In our opinion, were it not for external factors -- namely the uncertainty stemming from geopolitical events -- the recovery would be much further along. Indeed, plenty of recent economic data supports this view, such as the "real business fixed investment" component of the fourth quarter's gross domestic product report, improvements in the manufacturing sector, and an unexpected drop in the unemployment rate for the month of January. Overall, we continue to expect corporate profits to rebound this year, although the timing of the rebound might hinge on how quickly a resolution with Iraq is reached.

PIE CHART:  GROWTH & INCOME FUND
            INDUSTRY BREAKDOWN
            AS OF 1/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Pharmaceuticals..........................17.05%
            Systems Software..........................6.36%
            General Merchandise Stores................3.65%
            Consumer Finance..........................3.65%
            Industrial Conglomerates..................3.57%
            Health Care Equipment.....................3.55%
            Computer Hardware.........................3.54%
            Soft Drinks...............................3.32%
            Application Software......................3.31%
            Semiconductors ...........................2.98%
            Other Industries.........................48.87%
            Net Cash & Cash Equivalents...............0.15%

(5)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(6)THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

FUND MANAGEMENT

[PHOTOGRAPH OF FRITZ MEYER OMITTED]

FRITZ MEYER

VICE PRESIDENT FRITZ MEYER IS A MEMBER OF THE INVESCO GROWTH INVESTMENT MANAGEMENT TEAM. FRITZ RECEIVED HIS AB FROM DARTMOUTH COLLEGE WITH A DISTINCTION IN ECONOMICS, AND HIS MBA FROM AMOS TUCK SCHOOL-DARTMOUTH COLLEGE. HE BEGAN HIS INVESTMENT CAREER IN 1976 AND JOINED INVESCO FUNDS GROUP IN 1996.

YOUR FUNDS REPORT

S&P 500 INDEX FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

A NOTE ABOUT INDEX FUNDS AT INVESCO

INVESCO S&P 500 Index Fund is designed to track the performance of the S&P 500 Index, an index comprised of common stocks of U.S. companies that is weighted to companies with large market capitalizations. The fund seeks to attain its objective by investing in the common stocks that comprise the index in approximately the same proportions as they are represented in the S&P 500 Index.

For the six-month period ended January 31, 2003, the value of Institutional Class shares fell 5.47%, while the value of Investor Class shares fell 5.61%. These returns tracked those of the S&P 500 Index over that same period, which declined 5.25%. (Of course, past performance is not a guarantee of future results.)(7),(8)

PIE CHART:  S&P 500 INDEX FUND
            INDUSTRY BREAKDOWN
            AS OF 1/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Pharmaceuticals......................10.28%
            Banks ................................7.34%
            Diversified Financial Services........4.39%
            Integrated Oil & Gas..................4.31%
            Systems Software .....................4.21%
            Industrial Conglomerates..............3.86%
            Integrated Telecommunication
            Services..............................3.46%
            Computer Hardware.....................3.23%
            General Merchandise Stores............3.18%
            Electric Utilities....................2.40%
            Other Industries.....................49.63%
            Net Cash & Cash Equivalents...........3.71%

LINE GRAPH: INVESCO S&P 500 INDEX FUND - INSTITUTIONAL CLASS & INVESTOR CLASS
      GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO S&P 500 Index Fund - Institutional Class and the value of a $10,000 investment in INVESCO S&P 500 Index Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/97) through 1/31/03.

      INVESCO S&P 500 INDEX      INVESCO S&P 500 INDEX         S&P 500 INDEX(10)
      FUND - INVESTOR CLASS      FUND - INSTITUTIONAL CLASS

12/97 $10,000                    $10,000                       $10,000
1/98  $10,530                    $10,450                       $10,110
1/99  $14,122                    $14,005                       $13,397
1/00  $15,466                    $15,370                       $14,782
1/01  $15,169                    $15,102                       $14,649
1/02  $12,646                    $12,554                       $12,285
1/03  $ 9,637                    $ 9,571                       $ 9,458

--------------------------------------------------------------------------------
                              S&P 500 INDEX FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % OF TOTAL NET ASSETS AS OF 1/31/03
--------------------------------------------------------------------------------

Microsoft Corp........................3.10%
General Electric......................2.81%
Exxon Mobil...........................2.81%
Wal-Mart Stores.......................2.58%
Pfizer Inc............................2.28%
Citigroup Inc.........................2.16%
Johnson & Johnson.....................1.94%
American International Group..........1.72%
International Business Machines.......1.62%
Merck & Co............................1.52%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

(7)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPH ILLUSTRATES THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN
DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(8)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

"STANDARD & POOR'S(R)", "S&P(R)", "S&P 500(R)", "STANDARD & POOR'S 500", AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY INVESCO FUNDS GROUP, INC. AND INVESCO DISTRIBUTORS, INC. THE INVESCO S&P 500 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INVESCO S&P 500 INDEX FUND.

YOUR FUNDS REPORT

SMALL COMPANY GROWTH FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

Stocks were volatile during the past six months, as investors struggled with conflicting reports on the economy and the prospects of another war with Iraq. The period started with stocks setting new lows in October. But equities soon rebounded, as investors' optimism about the holiday shopping season and another interest rate cut by the Federal Reserve encouraged the bulls. The final two months of the period were choppy, however, with fears of war dominating headlines, and stocks finished the period down slightly.

In another difficult environment for stocks overall, many of the fund's holdings came under pressure as well. However, the period was not without encouraging developments: For example, small-cap growth stocks outperformed small-cap value shares. Even so, small-caps had a rough period, and, for the six-months ended January 31, 2003, Small Company Growth Fund-Investor Class shares declined 3.69%, underperforming the 3.01% decline recorded by the fund's benchmark, the Russell 2000 Growth Index. (Of course, past performance is not a guarantee of future results.)(9),(10) For performance of other share classes, please see page 2.

HEALTH CARE, FINANCIAL SERVICES AND TECHNOLOGY HINDER PERFORMANCE

The fund's modest margin of underperformance can be attributed to any of three sectors: health care, financial services or technology. In each of these groups, the fund was underweight, and our holdings in each group collectively underperformed their corresponding sector representation in the benchmark.

In health care, the fund's services stocks lagged, largely due to a sharp decline in the share price of one health management organization that stole nearly one percentage point from overall performance.

In financial services, the fund's bank stocks endured a difficult period. Companies such as City National and Dime Community Bancshares, which had supported performance throughout the bear market, declined sharply during September with the rest of the market. Then, when investors rotated into investments believed to possess a higher risk/reward profile, the banking sector did not rebound as sharply. Meanwhile, the fund's technology holdings also endured broad declines, particularly its software and semiconductor companies.

OVERWEIGHTED ENERGY AND STAPLES STOCKS SUPPORTED PERFORMANCE

On a brighter note, the fund saw several areas contribute positively to relative and absolute performance. Most notable was the fund's overweight energy exposure. Our stock selection in the group, which led us to emphasize energy services companies, contributed positively to performance. Standouts in the sector included Maverick Tube, Precision Drilling, and Patterson-UTI Energy, all of which recorded double-digit gains during the period.

--------------------------------------------------------------------------------
                          SMALL COMPANY GROWTH FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % OF TOTAL NET ASSETS AS OF 1/31/03
--------------------------------------------------------------------------------

Nasdaq-100 Trust  Series 1 Shrs.............1.96%
American Italian Pasta Class A Shrs.........1.37%
Varian Medical Systems......................1.27%
FTI Consulting..............................1.22%
Investors Financial Services................1.21%
Patterson-UTI Energy........................1.08%
Silicon Valley Banchshares..................1.06%
Precision Drilling..........................1.04%
Smith International.........................1.02%
NetScreen Technologies......................1.02%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

Industrials were another area of strength for us, especially commercial services. In particular, the fund's education stocks, including University of Phoenix Online and Corinthian Colleges, performed well, capitalizing on corporations' growing focus on continuing education and employee training. The consumer staples sector also contributed positively to results. Although the broader sector declined during the period, our holdings in the group, led by Whole Foods Market and United Natural Foods, actually advanced during this difficult period.

LINE GRAPH: INVESCO SMALL COMPANY GROWTH FUND - INVESTOR CLASS GROWTH OF
            $10,000(9)

This line graph compares the value of a $10,000 investment in INVESCO Small Company Growth Fund - Investor Class to the value of a $10,000 investment in the Russell 2000 Index(10), and to the value of a $10,000 investment in the Russell 2000 Growth Index(10), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 1/31/03.

      INVESCO SMALL COMPANY GROWTH      RUSSELL 2000 GROWTH INDEX(10)      RUSSELL 2000 INDEX(10)
      FUND - INVESTOR CLASS
1/93  $10,000                           $10,000                            $10,000
1/94  $12,484                           $11,497                            $11,859
1/95  $11,675                           $10,705                            $11,146
1/96  $14,888                           $14,200                            $14,485
1/97  $18,195                           $16,329                            $17,229
1/98  $20,230                           $17,752                            $20,343
1/99  $23,758                           $19,032                            $20,410
1/00  $40,773                           $25,819                            $24,031
1/01  $37,816                           $21,853                            $24,917
1/02  $28,343                           $17,699                            $24,020
1/03  $19,774                           $12,451                            $18,767

GROUNDWORK HAS BEEN LAID FOR A FUNDAMENTAL RECOVERY

We believe that the situation with Iraq continues to hold back the economy. As such, we do not anticipate significant improvement in business conditions until the second half of the year. With this in mind, we have taken steps to neutralize the portfolio by more closely aligning our sector weightings with those of the benchmark, and will look to add value by finding companies possessing the best fundamental growth prospects.

We will remain disciplined, trimming stocks when their prices have outrun their corresponding fundamentals, while initiating or adding to positions that we believe have been unduly punished by the market. That said, some areas represent better opportunities than other areas. For example, we remain enthusiastic about select energy and biotechnology companies. Meanwhile, our optimism about the retail group has waned somewhat, considering several companies are facing challenging earnings comparisons in the coming year, particularly against a geopolitical backdrop that could undermine near-term consumer confidence.

PIE CHART:  SMALL COMPANY GROWTH FUND
            INDUSTRY BREAKDOWN
            AS OF 1/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Banks ..................................6.66%
            Health Care Equipment...................5.08%
            Biotechnology ......................... 4.79%
            IT Consulting & Services................4.16%
            Application Software....................3.57%
            Semiconductors..........................3.26%
            Oil & Gas Equipment & Services..........3.25%
            Health Care Distributors
            & Services..............................2.94%
            Oil & Gas Drilling......................2.91%
            Electronic Equipment
            & Instruments...........................2.80%
            Other Industries.......................51.11%
            Net Cash & Cash Equivalents ............9.47%

LINE GRAPH: INVESCO SMALL COMPANY GROWTH FUND - CLASS  A & B GROWTH OF
            $10,000(9)

This line graph compares the value of a $10,000 investment in INVESCO Small Company Growth Fund - Class A and the value of a $10,000 investment in INVESCO Small Company Growth Fund - Class B to the value of a $10,000 investment in the Russell 2000 Growth Index(10), and to the value of a $10,000 investment in the Russell 2000 Index(10), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Small Company Growth Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 1/31/03.

      INVESCO SMALL COMPANY       INVESCO SMALL COMPANY     RUSSELL 2000
      GROWTH FUND - CLASS A       GROWTH FUND - CLASS B     GROWTH INDEX(10)    RUSSELL 2000 INDEX(10)
4/02  $10,000                     $10,000                   $10,000             $10,000
1/03  $ 6,815                     $ 6,664                   $ 6,920             $ 7,435

LINE GRAPH: INVESCO SMALL COMPANY GROWTH FUND - CLASS C GROWTH OF $10,000(9)

This line graph compares the value of a $10,000 investment in INVESCO Small Company Growth Fund - Class C to the value of a $10,000 investment in the Russell 2000 Index(10), and to the value of a $10,000 investment in the Russell 2000 Growth Index(10), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Small Company Growth Fund
- Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 1/31/03.

      INVESCO SMALL COMPANY GROWTH FUND - CLASS C     RUSSELL 2000 GROWTH INDEX(10)     RUSSELL 2000 INDEX (10)
2/00  $10,000                                         $10,000                           $10,000
1/01  $ 7,886                                         $ 6,866                           $ 8,900
1/02  $ 5,840                                         $ 5,561                           $ 8,580
1/03  $ 4,005                                         $ 3,912                           $ 6,703

LINE GRAPH: INVESCO SMALL COMPANY GROWTH FUND - CLASS K GROWTH OF $10,000(9)

This line graph compares the value of a $10,000 investment in INVESCO Small Company Growth Fund - Class K to the value of a $10,000 investment in the Russell 2000 Index(10), and to the value of a $10,000 investment in the Russell 2000 Growth Index(10), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/01) through 1/31/03.

      INVESCO SMALL COMPANY GROWTH FUND - CLASS K     RUSSELL 2000 GROWTH INDEX(10)     RUSSELL 200 INDEX(10)
12/01 $10,000                                         $10,000                           $10,000
1/02  $ 9,872                                         $10,015                           $10,204
1/03  $ 6,888                                         $ 7,046                           $ 7,972

(9)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(10)THE RUSSELL 2000 GROWTH INDEX COMPRISES SECURITIES IN THE RUSSELL 2000 INDEX WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX TEND TO EXHIBIT HIGHER PRICE-TO-BOOK AND PRICE-TO-EARNINGS RATIOS. THE RUSSELL 2000 INDEX MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. INVESTORS CANNOT INVEST DIRECTLY IN ANY INDEX. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

FUND MANAGEMENT

[PHOTOGRAPH OF STACIE L. COWELL OMITTED]

STACIE L. COWELL, CFA

SENIOR VICE PRESIDENT STACIE COWELL IS THE LEAD MANAGER OF INVESCO SMALL COMPANY GROWTH FUND. STACIE RECEIVED HER BA FROM COLGATE UNIVERSITY, AND HER MS IN FINANCE FROM THE UNIVERSITY OF COLORADO AT DENVER. STACIE BEGAN HER INVESTMENT CAREER IN 1989, AND SHE HAS MANAGED THIS FUND SINCE 1996. SHE IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.

[PHOTGRAPH OF CAMERON COOKE OMITTED]

CAMERON COOKE

CAMERON COOKE IS CO-PORTFOLIO MANAGER OF INVESCO SMALL COMPANY GROWTH FUND. HE RECEIVED HIS BACHELOR'S DEGREE IN ECONOMICS FROM THE UNIVERSITY OF NORTH CAROLINA AT CHAPEL HILL, AND BEGAN HIS INVESTMENT CAREER IN 1996. HE JOINED INVESCO IN 2000.

YOUR FUNDS REPORT

VALUE EQUITY FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The six-month period ended January 31, 2003, was one of heightened volatility as two key sources of uncertainty -- the economy and the geopolitical environment -- kept investors on edge. Although there were spurts of strong stock market performance, such as in October and November when investors embarked on a bargain-hunting spree, a sustained rebound failed to materialize. As a result, all of the major stock indexes finished the period lower.

Spotty economic data fed investors' doubts. For example, the Institute for Supply Management reported that manufacturing growth fell to 49.5% in September, the first time it had dropped below 50% since January 2002. In addition, oil and natural gas prices surged, triggering worries about the resiliency of the consumer. On the other hand, gross domestic product growth was healthy in the third fiscal quarter (though it subsequently lost momentum in the fourth quarter), and the Federal Reserve's neutral stance and 50 basis point rate cut in November helped keep interest rates at some of the lowest levels in recent memory.

Meanwhile, talk of a possible war with Iraq, the emergence of North Korea as a nuclear threat, the anniversary of 9/11, and the ongoing terrorist threat clouded the market. Lingering skepticism toward corporate America, labor strikes in Venezuela, and an autumn labor dispute on the West Coast that led to a port lockout also contributed to the period's defensive mood.

TECH AND HEALTH CARE HOLDINGS MUSTER GAINS

In such a challenging period, gains were difficult to come by, and both growth- and value-oriented securities struggled. In this environment, Value Equity Fund-Investor Class shares declined 5.42% for the six-month period ended January 31, 2003, while the fund's benchmark, the S&P 500 Index, fell 5.25%. (Of course, past performance is not a guarantee of future results.)(11), (12) For performance of other share classes, please see page 2.

One of the few sectors in the S&P 500 to advance during the period was technology, an area bolstered by a valuation-driven rally that began in early October. Although the fund was underweight relative to the S&P 500 in technology, its tech holdings posted a solid gain as a group, outperforming their counterparts in the index. Particularly successful holdings included Nokia Corp, International Business Machines, and Hewlett-Packard Co -- whose stock was rewarded as investors gained confidence in the company's recent merger with Compaq Computer and its efforts to mount a turnaround.

LINE GRAPH: INVESCO VALUE EQUITY FUND - INVESTOR CLASS GROWTH OF $10,000(11)

This line graph compares the value of a $10,000 investment in INVESCO Value Equity Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(12), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten-year period ended 1/31/03.

      INVESCO VALUE EQUITY FUND - INVESTOR CLASS        S&P 500 INDEX(12)

1/93  $10,000                                           $10,000
1/94  $11,264                                           $11,285
1/95  $11,688                                           $11,344
1/96  $15,195                                           $15,725
1/97  $18,239                                           $19,865
1/98  $22,660                                           $25,209
1/99  $25,882                                           $33,404
1/00  $24,788                                           $36,858
1/01  $25,378                                           $36,526
1/02  $23,354                                           $30,631
1/03  $18,451                                           $23,583

LINE GRAPH: INVESCO VALUE EQUITY FUND - CLASS  A & B GROWTH OF $10,000(11)

This line graph  compares  the value of a $10,000  investment  in INVESCO  Value
Equity Fund - Class A and the value of a $10,000 investment in INVESCO Value Equity Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(12), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Value Equity Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 1/31/03.

      INVESCO VALUE EQUITY FUND - CLASS A       INVESCO VALUE EQUITY FUND - CLASS B       S&P 500 INDEX(12)
4/02  $10,000                                   $10,000                                   $10,000
1/03  $ 7,192                                   $ 7,116                                   $ 7,566

LINE GRAPH: INVESCO VALUE EQUITY FUND - CLASS C GROWTH OF $10,000(11)

This line graph compares the value of a $10,000 investment in INVESCO Value Equity Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(12), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Value Equity Fund - Class C, inclusion of contingent deferred sales charge, for period since inception (2/00) through 1/31/03.

      INVESCO VALUE EQUITY FUND - CLASS C       S&P 500 INDEX(12)

2/00  $10,000                                   $10,000
1/01  $10,533                                   $10,101
1/02  $ 9,594                                   $ 8,471
1/03  $ 7,519                                   $ 6,522

Our health care holdings also managed to gain ground despite the difficult market conditions -- even as the S&P 500's health care stocks retreated. This was largely the result of a nimble positioning change we implemented within the sector. Heading into the semiannual reporting period, the fund's health care exposure focused on hospital stocks. These continued to do well for the fund through the summer and early fall. However, we grew concerned that hospital fundamentals were deteriorating as October progressed, and opted to sell those at-risk companies -- a decision that proved beneficial, as hospitals were hard-hit in the fourth quarter of 2002 over worries about their Medicare pricing policies.

--------------------------------------------------------------------------------
                               VALUE EQUITY FUND--
                          TOP 10 COMMON STOCK HOLDINGS
                       % OF TOTAL NET ASSETS AS OF 1/31/03
--------------------------------------------------------------------------------

Citigroup Inc.............................................3.29%
Exxon Mobil...............................................3.27%
Bank of America...........................................3.13%
Wells Fargo & Co..........................................3.06%
Tsakos Energy Navigation Ltd..............................3.02%
Lehman Brothers Holdings..................................2.88%
McGraw-Hill Cos...........................................2.49%
Marsh & McLennan..........................................2.39%
BP PLC Sponsored ADR Representing 6 Ord Shrs..............2.31%
Merck & Co................................................2.31%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

Other positive contributors to performance could be found in the energy and financial services sectors. Our energy holdings, led by Greek shipping company Tsakos Energy Navigation Ltd outperformed. Tsakos posted an impressive gain, thanks to tight capacity in the oil tanker market. Meanwhile, diversified financial company Citigroup Inc, the fund's largest holding at the end of the period, enjoyed a substantial bounce during the period. Bank of America also provided a boost, as investors rewarded its consistently strong earnings.

INDUSTRIALS FALTER

A drain on the fund's performance was its overweight position in the industrials sector -- which was the period's weakest area due to the sputtering economy. SPX Corp fell on disappointing earnings, and General Electric was faced with a headwind in the power business, as well as a severe decline in demand for its aircraft engines. Additionally, Allmerica Financial, which is no longer a fund holding, weighed on the fund's return as the company fell prey to weak fundamentals and pressure on financial markets.

Looking ahead, we expect the stock market to remain volatile as long as the conflict with Iraq is undermining investor confidence. Another development to watch will be the reception of President Bush's proposed economic stimulus plan, which he briefly outlined at the end of January in his State of the Union address. If the President is successful in eliminating the individual tax on dividends, many believe dividend-paying stocks could benefit considerably. Regardless of what may unfold next, we will continue to maintain exposure to all sectors of the S&P 500 Index and stay focused on stocks whose driving fundamentals and earnings are strong.

PIE CHART:  VALUE EQUITY FUND
            INDUSTRY BREAKDOWN
            AS OF 1/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Banks .................................11.11%
            Pharmaceuticals ........................7.74%
            Investment Adviser/Broker
            Dealer Services ........................5.89%
            Integrated Oil & Gas....................5.58%
            Integrated Telecommunication
            Services................................4.85%
            Diversified Financial Services..........4.76%
            Industrial Machinery....................3.84%
            Publishing & Printing...................3.56%
            Packaged Foods & Meats .................3.34%
            Computer Hardware.......................3.11%
            Other Industries ......................43.40%
            Net Cash & Cash Equivalents.............2.82%

(11)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(12)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

FUND MANAGEMENT

[PHOTOGRAPH OF CHARLES P. MAYER OMITTED]

CHARLES P. MAYER

SENIOR VICE PRESIDENT AND DIRECTOR OF VALUE AND FIXED-INCOME INVESTMENTS CHARLES
P. MAYER LEADS THE TEAM MANAGING INVESCO VALUE EQUITY FUND. CHARLIE HAS MORE THAN 30 YEARS OF EXPERIENCE MANAGING DIVERSIFIED EQUITY PORTFOLIOS. CHARLIE EARNED HIS BA FROM ST. PETER'S COLLEGE AND AN MBA FROM ST. JOHN'S UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1969 AND JOINED INVESCO FUNDS GROUP IN 1993.

QUESTIONS & ANSWERS

AN INTERVIEW WITH TIM MILLER, CHIEF INVESTMENT OFFICER

[PHOTOGRAPH OF TIM MILLER OMITTED]

TIM MILLIER IS CHIEF INVESTMENT OFFICER FOR INVESCO AND LEADS INVESCO'S GROWTH MANAGEMENT TEAM.

DESERT STORM RALLY REDUX?

TIM, WITH EACH PASSING DAY, ANOTHER WAR WITH IRAQ APPEARS MORE LIKELY. THE LAST CONFLICT BACK IN 1990-91 MAY PROVIDE SOME PERSPECTIVE ON TODAY'S EVENTS. HOW DID STOCKS PERFORM DURING THAT PERIOD?

TIM MILLER: Iraq invaded Kuwait on August 2, 1990. As expected, the market reacted negatively to the uncertainty, and stocks declined steadily during the buildup of Desert Storm before bottoming in mid-October. In all, the S&P 500 Index declined nearly 17% between Iraq's invasion of Kuwait and the October low. From there, stocks moved steadily higher until Desert Shield transformed into Desert Storm on January 16, 1991. Then, as the U.S. realized quick success in the conflict, investors bid stocks sharply higher. Stocks continued to rally after the official end of hostilities on February 28, 1991. On April 17, 1991 -- exactly three months after Desert Storm began -- the S&P 500 Index was an impressive 32% higher than the October lows. And, of course, stocks stayed in rally mode -- for the most part -- until the Internet and technology bubble burst in 2000.

IF THE U.S. IS FORTUNATE ENOUGH TO REALIZE A QUICK RESOLUTION IN THIS CONFLICT, CAN WE EXPECT THE SAME MARKET REACTION THIS TIME?

TIM MILLER: While it's possible, I doubt it. In fact, I think it would be a mistake for investors to expect a stock market rally like we saw in the spring of 1991. After all, today's economic environment is significantly different from the situation in 1991.

HOW SO?

TIM MILLER: For starters, when Iraq invaded Kuwait, the target for the federal funds rate, which is the interest rate that banks charge each other, was 8%.
Today, it's at 1.25%. Back then, the U.S. was entering recession, and the Federal Reserve was beginning a campaign to lower interest rates. Today, our economy appears to be slowly coming out of recession, and investors anticipate that the next Fed intervention will be to raise rates rather than lower them.

Then there's the market's reaction to the threat of war. In 1990, many observers believed the market's decline was in response to surging oil prices and potential supply disruptions. Remember, inflation spiked alarmingly higher after Iraq invaded Kuwait. This time, the market's swoon has been more in response to fears of additional terrorist attacks, Iraq's weapons of mass destruction, and the potential deterioration in the relations between the U.S. and the Arabic world. Disruptions to the oil supply have been a secondary worry. Interestingly, John Segner, who manages INVESCO Energy Fund, pointed out that in the early 1990s, we had roughly 18% excess capacity in crude oil. Today, it's much less than that. The fact that rising energy prices have not been the primary impetus for the market's decline, despite our current tight capacity, reflects how drastically things have changed.

And there are other differences, too. In 1990, companies in most industries had pricing power, and inventories were lower, while capacity utilization was much higher. Today, companies have minimal pricing power, inventories are much higher, and utilization remains quite low.

The fundamental differences between today's economic environment and that of the Gulf War are legion. Investors must understand that times have changed -- stocks might not follow the same trajectory today that they did during the first Gulf War.

WHAT CAN INVESTORS EXPECT?

TIM MILLER: I think it's reasonable to believe that stocks will be higher this December than they are today. The economy has remained remarkably resilient, despite repeated shocks. And we believe that the tensions between the U.S. and Iraq have kept a lid on economic growth.

That's not to say that once a resolution is achieved, the economy will go gangbusters, and we'll see 6% gross domestic product growth. But this uncertainty has to have affected consumer confidence and certainly played a role in corporate investment decisions. Furthermore, if you're willing to believe that the uncertainty has suppressed the expansion, then once that cloud is lifted, it follows that consumer confidence will likely trend higher, and corporations will loosen their purse strings.

From there, it's not much of a leap to believe stock prices would follow corporate earnings higher, probably on the order of a gain in the high single digits. Sure, some areas will perform better than others, and you'll have to pick your spots. But we think there are reasons to be optimistic about stocks in the coming year.

"INVESTORS MUST UNDERSTAND THAT TIMES HAVE CHANGED -- STOCKS MIGHT NOT FOLLOW THE SAME TRAJECTORY TODAY THAT THEY DID DURING THE FIRST GULF WAR."

MARKET HEADLINES

MARKET OVERVIEW

AUGUST 2002 TO JANUARY 2003

Uncertainty persisted during the six-month period ended January 31, 2003, as investors were fed a steady diet of unnerving developments. Early on, extreme pessimism stemming from lackluster corporate profits, lingering skepticism regarding corporate accounting practices, and the ever-present terrorist threat kept investors on their heels. Then, as the period unfolded, the Bush Administration began seeking support for an attack on Iraq, which only added to the market's anxieties.

Stocks initially rallied in August, as investors' appetite for equities increased, perhaps whetted by attractive valuations and a pause in the onslaught of corporate scandals that had weighed so heavily on prices in previous months. In fact, virtually all companies required to certify their financial statements by August 14 managed to do so, possibly providing a psychological boost to investors. However, by the end of the month, the rally had stalled in response to a torrent of tepid economic data. Additionally, anxiety over the approaching anniversary of 9/11 and increased press coverage of U.S. intentions toward Iraq further dampened the mood.

The prevailing pessimism in the market spurred a broad "flight-to-quality," as investors' appetite for risk withered. Consequently, bonds, as they have for most of the past two years, continued to rally, particularly higher quality bonds and those with shorter maturities. As a result of this rotation, interest rates trended lower and the yield curve steepened. Many economists and market observers called for the Federal Reserve, which had not lowered interest rates since December of 2001, to ease liquidity again.

The gloom only deepened in September. Third-quarter pre-announcements of earnings shortfalls were rampant, and forward-looking earnings projections were also generally bleak. Meanwhile, economic news offered little respite from the negative headlines. A labor dispute kept West Coast dockworkers from unloading cargo, resulting in a port lockout and mild inventory disruptions. All the while, the U.S.'s aggressive stance toward Iraq continued, fueling worries that war could erupt soon. These developments only heightened the sense of uncertainty that had persisted all year. September closed out the worst quarter for the Dow Jones Industrial Average since 1987.

During October, stocks declined further, breaking through the lows set in July. Then, on October 9, the market reversed course on the heels of several stronger-than-expected corporate earnings reports. Interestingly, the month's economic data was not clearly positive. The fact that investors chose to focus on favorable developments rather than the negatives was significant, as it marked a substantial change in the collective mood of investors. This rediscovered optimism persisted into November, a month punctuated by a 50-basis point Federal Reserve interest rate cut and the mid-term elections, which resulted in a GOP-controlled Congress. Many investors embraced this news, forecasting potential tax cuts and a pro-business fiscal agenda in the months ahead.

Unfortunately, the rally stalled in December. Indeed, it was the worst December performance for the Dow Jones Industrials since 1931. A number of factors contributed to the month's decline, including lackluster holiday retail sales and surging energy prices -- both of which caused investors to question whether consumer spending could remain strong going forward. Meanwhile, the dollar weakened significantly and the 10-year Treasury's yield dipped below 4%, indicating a resurgence in risk aversion. Perhaps the biggest drain on stocks, however, was the uncertainty spawned by geopolitical concerns. In addition to continued tension between the U.S. and Iraq, the emergence of North Korea as a potential nuclear threat rattled investors.

In January, the final month of the period, the market once again attempted a rebound. The first two weeks of the month saw stocks advance sharply, particularly technology shares. A mix of encouraging economic data, including surprisingly strong corporate profits, positive manufacturing numbers, and the third consecutive monthly improvement in the Index of Leading Economic Indicators, fueled a short-lived upturn.

As the period ended, the market took on an increasingly negative tone. Although disappointing fourth-quarter gross domestic product data, rising energy prices and uninspiring corporate profit guidance deflated investor confidence, the primary impetus for the market's reversal was uncertainty surrounding Iraq. Between some unnerving discoveries by U.N. weapons inspectors and the President's State of the Union address, war with Iraq grew increasingly likely, making investors nervous. Indeed, as the past six months have demonstrated, until this issue is resolved, it will be difficult to predict the market's next move.

INVESTMENT HOLDINGS
STATEMENT OF INVESTMENT SECURITIES
INVESCO STOCK FUNDS, INC.
JANUARY 31, 2003
UNAUDITED
                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------
DYNAMICS FUND
99.26  COMMON STOCKS & WARRANTS
2.71   ADVERTISING
       Lamar Advertising Class A Shrs(a)                1,628,300  $ 56,632,274
       Omnicom Group                                      508,200    30,644,460
       WPP Group PLC                                      801,434     5,611,771
================================================================================
                                                                     92,888,505

0.99   AEROSPACE & DEFENSE
       L-3 Communications Holdings(a)                     746,000    33,398,420
       Rockwell Collins                                    27,600       569,388
================================================================================
                                                                     33,967,808
0.26   AGRICULTURAL PRODUCTS
       Bunge Ltd                                          343,500     8,931,000
================================================================================
6.30   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                    2,142,500    27,831,075
       BEA Systems(a)                                   3,145,200    36,043,992
       Intuit Inc(a)                                      755,600    33,321,960
       Mercury Interactive(a)                             539,500    19,136,065
       PeopleSoft Inc(a)                                2,236,100    43,357,979
       Quest Software(a)                                  429,700     4,357,158
       Siebel Systems(a)                                2,348,800    19,635,968
       Software HOLDRs Trust(b)(c)(d)                     850,375    23,725,462
       TIBCO Software(a)                                1,559,400     8,748,234
================================================================================
                                                                    216,157,893
3.58   BANKS
       Banknorth Group                                    808,200    18,329,976
       M&T Bank                                           275,000    21,945,000
       National Commerce Financial                        702,000    16,630,380
       Northern Trust                                     800,800    27,387,360
       Synovus Financial                                  920,000    17,783,600
       TCF Financial                                      472,000    20,579,200
================================================================================
                                                                    122,655,516
2.67   BIOTECHNOLOGY
       Biogen Inc(a)                                      231,100     8,839,575
       Biotech HOLDRs Trust(b)(c)                         307,100    27,239,770
       Genzyme Corp - General Division(a)                 154,000     4,972,660
       Gilead Sciences(a)                               1,191,200    41,572,880
       IDEC Pharmaceuticals(a)                            108,000     3,465,720
       MedImmune Inc(a)                                   180,000     5,362,200
================================================================================
                                                                     91,452,805
4.04   BROADCASTING -- RADIO/TV
       Cox Radio Class A Shrs(a)                        1,146,500    27,825,555
       Entercom Communications(a)                         822,050    40,148,922
       Entravision Communications(a)                       55,400       559,540
       Fox Entertainment Group Class A Shrs(a)            107,000     2,956,410

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       Grupo Televisa SA de CV Sponsored ADR
         Representing Ord Participation Certificates(a)    37,300  $    953,761
       Univision Communications Class A Shrs(a)(b)      1,191,000    31,394,760
       Westwood One(a)                                    936,500    34,940,815
================================================================================
                                                                    138,779,763
2.68   CABLE & SATELLITE OPERATORS
       CableVision Systems New York Group(a)              610,000    10,620,100
       Cox Communications Class A Shrs(a)               1,236,500    35,784,310
       EchoStar Communications Class A Shrs(a)          1,760,700    45,690,165
================================================================================
                                                                     92,094,575
1.58   CASINOS & GAMING
       Harrah's Entertainment(a)                          864,400    31,360,432
       Wynn Resorts Ltd(a)                              1,665,700    22,903,375
================================================================================
                                                                     54,263,807
1.33   COMPUTER & ELECTRONICS RETAIL
       CDW Computer Centers(a)                          1,032,200    45,509,698
================================================================================
2.98   COMPUTER STORAGE & PERIPHERALS
       EMC Corp(a)                                      1,703,700    13,118,490
       Emulex Corp(a)                                   1,668,100    34,913,333
       Lexmark International Class A Shrs(a)              525,400    31,807,716
       Network Appliance(a)                             2,081,101    22,496,702
================================================================================
                                                                    102,336,241
1.02   CONSUMER FINANCE
       SLM Corp                                           329,800    35,034,654
================================================================================
1.75   DATA PROCESSING SERVICES
       Fiserv Inc(a)                                      880,900    27,458,534
       Paychex Inc                                      1,298,450    32,694,971
================================================================================
                                                                     60,153,505
1.29   DIVERSIFIED COMMERCIAL SERVICES
       ChoicePoint Inc(a)                                 539,000    19,404,000
       H&R Block                                          339,300    12,856,077
       Hewitt Associates(a)                               137,500     4,195,125
       Weight Watchers International(a)                   189,600     7,877,880
================================================================================
                                                                     44,333,082
1.41   DIVERSIFIED FINANCIAL SERVICES
       A.G. Edwards                                        83,500     2,385,595
       Ambac Financial Group                              564,200    30,224,194
       Moody's Corp                                        13,900       582,132
       Neuberger Berman(b)                                521,500    15,264,305
================================================================================
                                                                     48,456,226
1.57   EDUCATION SERVICES
       Apollo Group Class A Shrs(a)                       596,950    26,540,397
       Career Education(a)                                580,600    27,230,140
================================================================================
                                                                     53,770,537
1.34   ELECTRICAL COMPONENTS & EQUIPMENT
       Molex Inc                                        1,025,662    21,528,645

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       SPX Corp(a)                                        654,400  $ 24,278,240
================================================================================
                                                                     45,806,885
1.52   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Celestica Inc(a)                                 1,618,500    18,742,230
       Tech Data(a)                                     1,340,900    33,482,273
================================================================================
                                                                     52,224,503
1.91   EMPLOYMENT SERVICES
       Manpower Inc                                       894,900    31,035,132
       Robert Half International(a)                     2,275,400    34,495,064
================================================================================
                                                                     65,530,196
1.02   ENVIRONMENTAL SERVICES
       Republic Services(a)                             1,706,000    34,938,880
================================================================================
0.04   FOOD DISTRIBUTORS
       Performance Food Group(a)                           13,400       413,390
       United Natural Foods(a)                             42,400       889,552
================================================================================
                                                                      1,302,942
0.06   FOOD RETAIL
       Dean Foods(a)                                       44,300     1,719,726
       Whole Foods Market(a)                                6,100       310,002
================================================================================
                                                                      2,029,728
0.23   GENERAL MERCHANDISE STORES
       Ross Stores                                        205,000     7,997,050
================================================================================
0.75   HEALTH CARE DISTRIBUTORS & SERVICES
       McKesson Corp                                      902,300    25,652,389
================================================================================
5.06   HEALTH CARE EQUIPMENT
       Biomet Inc                                         190,000     5,308,790
       Boston Scientific(a)                             1,080,000    43,686,000
       Guidant Corp(a)                                    247,000     8,304,140
       Medtronic Inc                                       21,100       947,812
       St Jude Medical(a)                                 260,600    11,354,342
       Stryker Corp                                        85,000     5,120,400
       Varian Medical Systems(a)                          960,600    50,200,956
       Zimmer Holdings(a)                               1,190,000    48,790,000
================================================================================
                                                                    173,712,440
1.65   HEALTH CARE FACILITIES
       Health Management Associates Class A Shrs          515,000     9,537,800
       Triad Hospitals(a)                                 781,100    21,714,580
       Universal Health Services Class B Shrs(a)          546,900    25,474,602
================================================================================
                                                                     56,726,982
1.70   HEALTH CARE SUPPLIES
       Alcon Inc(a)                                     1,315,600    50,519,040
       Smith & Nephew PLC                               1,395,000     7,933,647
================================================================================
                                                                     58,452,687
0.01   HOMEBUILDING
       Lennar Corp                                          4,900       263,914
================================================================================
1.39   HOTELS & RESORTS
       Expedia Inc(a)(b)                                  112,200     6,732,000

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       Expedia Inc Warrants (Exp 2009)(a)                 180,786  $  5,532,052
       Hilton Hotels                                    1,522,000    17,822,620
       Hotels.com Class A Shrs(a)(b)                      434,000    17,438,120
================================================================================
                                                                     47,524,792
0.99   INDUSTRIAL GASES
       Praxair Inc                                        624,000    34,032,960
================================================================================
2.50   INDUSTRIAL MACHINERY
       Danaher Corp                                       344,000    21,125,040
       Eaton Corp                                         161,000    11,443,880
       Illinois Tool Works                                511,900    31,133,758
       ITT Industries                                     309,400    17,375,904
       Parker-Hannifin Corp                               119,000     4,796,890
================================================================================
                                                                     85,875,472
1.10   INTEGRATED OIL & GAS
       Murphy Oil                                         897,200    37,861,840
================================================================================
1.59   INTERNET RETAIL
       eBay Inc(a)                                        724,505    54,453,796
================================================================================
2.79   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Bear Stearns                                       183,800    11,404,790
       Eaton Vance                                        572,400    15,889,824
       Federated Investors Class B Shrs                   305,200     7,797,860
       Legg Mason                                         822,400    41,152,896
       Lehman Brothers Holdings                           359,080    19,580,632
================================================================================
                                                                     95,826,002
0.99   INVESTMENT COMPANIES
       iShares Trust Russell Midcap Growth Index Fund       9,500       488,300
       Nasdaq-100 Trust Series 1 Shrs(a)                1,363,800    33,303,996
================================================================================
                                                                     33,792,296
2.20   IT CONSULTING & SERVICES
       Affiliated Computer Services Class A Shrs(a)       787,500    42,698,250
       BISYS Group(a)                                   1,642,100    25,945,180
       SunGard Data Systems(a)                            358,800     6,975,072
================================================================================
                                                                     75,618,502
0.83   LEISURE PRODUCTS
       Mattel Inc                                       1,423,100    28,462,000
================================================================================
0.94   LIFE & HEALTH INSURANCE
       AFLAC Inc                                           20,700       670,473
       Nationwide Financial Services Class A Shrs       1,148,000    31,627,400
================================================================================
                                                                     32,297,873
1.43   MANAGED HEALTH CARE
       First Health Group(a)                            1,491,200    35,014,867
       WellPoint Health Networks(a)                       191,000    13,881,880
================================================================================
                                                                     48,896,747
0.03   METAL & GLASS CONTAINERS
       Ball Corp                                           22,200     1,165,500
================================================================================

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

0.02   MOTORCYCLE MANUFACTURERS
       Harley-Davidson Inc                                 20,300  $    848,134
================================================================================
0.55   MOVIES & ENTERTAINMENT
       Metro-Goldwyn-Mayer Inc(a)                       1,831,000    18,859,300
================================================================================
0.67   OIL & GAS DRILLING
       Nabors Industries Ltd(a)                           220,450     8,123,583
       Noble Corp(a)                                      429,500    14,723,260
================================================================================
                                                                     22,846,843
2.52   OIL & GAS EQUIPMENT & SERVICES
       BJ Services(a)                                     228,200     6,976,074
       Cooper Cameron(a)                                  840,495    40,738,793
       FMC Technologies(a)                                 38,700       751,167
       Smith International(a)                           1,198,200    38,150,688
================================================================================
                                                                     86,616,722
3.12   OIL & GAS EXPLORATION, PRODUCTION &
          TRANSPORTATION
       Apache Corp                                        710,017    44,312,161
       EOG Resources                                      251,600     9,752,016
       Kerr-McGee Corp                                    615,200    25,696,904
       Pioneer Natural Resources(a)                     1,117,500    27,132,900
================================================================================
                                                                    106,893,981
0.20   PACKAGED FOODS & MEATS
       Hershey Foods                                      105,000     6,772,500
================================================================================
0.66   PERSONAL PRODUCTS
       Dial Corp                                        1,215,000    22,720,500
================================================================================
6.19   PHARMACEUTICALS
       AmerisourceBergen Corp                             742,789    43,230,320
       Barr Laboratories(a)                                46,400     3,667,920
       Forest Laboratories(a)                           2,248,400   116,354,700
       Teva Pharmaceutical Industries Ltd Sponsored ADR
         Representing Ord Shrs                          1,280,170    49,158,528
================================================================================
                                                                    212,411,468
0.23   PROPERTY & CASUALTY INSURANCE
       SAFECO Corp                                        205,000     7,349,250
       St Paul                                             11,600       378,624
================================================================================
                                                                      7,727,874
0.02   PUBLISHING & PRINTING
       Knight-Ridder Inc                                    3,900       264,108
       Scholastic Corp(a)                                  13,800       491,542
================================================================================
                                                                        755,650
1.66   RESTAURANTS
       CBRL Group                                       1,300,000    41,470,000
       P.F. Chang's China Bistro(a)                         6,800       239,700
       Starbucks Corp(a)                                  670,600    15,236,032
================================================================================
                                                                     56,945,732
2.38   SEMICONDUCTOR EQUIPMENT
       KLA-Tencor Corp(a)                                 993,800    32,437,632

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       Lam Research(a)                                  1,400,750  $ 16,374,768
       Novellus Systems(a)                              1,114,400    32,819,080
================================================================================
                                                                     81,631,480
3.77   SEMICONDUCTORS
       Altera Corp(a)                                     990,200    10,872,396
       Analog Devices(a)                                  417,200     9,983,596
       Linear Technology                                1,120,800    29,286,504
       Maxim Integrated Products                          845,700    26,343,555
       Microchip Technology                             1,544,715    34,122,754
       National Semiconductor(a)                          584,000     7,708,800
       Semiconductor HOLDRs Trust(a)(c)                   295,175     6,346,263
       Xilinx Inc(a)                                      241,200     4,773,348
================================================================================
                                                                    129,437,216
1.16   SPECIALTY STORES
       Office Depot(a)                                  1,545,700    20,635,095
       Tiffany & Co                                       827,000    19,227,750
================================================================================
                                                                     39,862,845
4.35   SYSTEMS SOFTWARE
       Adobe Systems                                      803,300    21,223,186
       BMC Software(a)                                  1,375,200    24,244,776
       Networks Associates(a)                           1,298,200    19,823,514
       Symantec Corp(a)                                 1,210,400    56,501,472
       VERITAS Software(a)                              1,513,200    27,618,926
================================================================================
                                                                    149,411,874
1.55   TELECOMMUNICATIONS EQUIPMENT
       Alcatel SA Sponsored ADR Representing Ord Shrs   2,056,600    14,930,916
       Comverse Technology(a)                           1,491,800    14,201,936
       Lucent Technologies(a)                           2,939,900     5,468,214
       Nortel Networks(a)                               2,990,900     7,088,433
       Tellabs Inc(a)                                   1,466,400    11,423,256
================================================================================
                                                                     53,112,755
0.36   TRADING COMPANIES & DISTRIBUTORS
       Fastenal Co                                        373,100    12,357,072
================================================================================
0.62   TRUCKING
       Arkansas Best(a)                                   873,000    21,135,330
================================================================================
1.00   WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless Services(a)                           75,600       458,892
       Nextel Communications Class A Shrs(a)            1,747,000    22,047,140
       Nextel Partners Class A Shrs(a)                  2,258,350    11,856,337
================================================================================
                                                                     34,362,369
       TOTAL COMMON STOCKS & WARRANTS
        (COST $3,250,857,360)                                     3,405,941,636
================================================================================
0.00   PREFERRED STOCKS -- NETWORKING EQUIPMENT
       Calient Networks, Pfd, Series D Shrs(a)(j)
         (Cost $648,058)                                   89,696        51,520
================================================================================
0.06   FIXED INCOME SECURITIES -- AGRICULTURAL PRODUCTS
       Bunge Ltd Finance, Conv Sr Notes(e), 3.750%,
         11/15/2022 (Cost $2,000,000)                $  2,000,000     2,160,000
================================================================================

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

0.44   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street
         dated 1/31/2003 due 2/3/2003 at 1.220%,
         repurchased at $14,949,520 (Collateralized by
         Federal Home Loan Bank, Bonds, due 11/14/2003
         at 2.500%, value $8,571,177 and Sallie Mae, Notes,
         due 7/15/2004 at 3.375%, value $6,598,395)
         (Cost $14,948,000)                          $ 14,948,000  $ 14,948,000
================================================================================
99.76  TOTAL INVESTMENTS AT VALUE
        (COST $3,268,453,416)                                     3,423,101,156
================================================================================
0.24   OTHER ASSETS LESS LIABILITIES                                  8,153,190
================================================================================
100.00 NET ASSETS AT VALUE                                      $ 3,431,254,346
================================================================================

GROWTH FUND
97.49  COMMON STOCKS
0.72   ADVERTISING
       Omnicom Group                                       50,600  $  3,051,180
================================================================================
3.50   AEROSPACE & DEFENSE
       Lockheed Martin                                    101,900     5,201,995
       United Technologies                                152,900     9,721,382
================================================================================
                                                                     14,923,377
0.83   ALUMINUM
       Alcoa Inc                                          179,200     3,542,784
================================================================================
3.21   APPLICATION SOFTWARE
       BEA Systems(a)                                     387,050     4,435,593
       Software HOLDRs Trust(c)                           330,600     9,223,740
================================================================================
                                                                     13,659,333
7.70   BANKS
       Bank of America                                    188,700    13,218,435
       Bank One                                           178,300     6,509,733
       Fifth Third Bancorp                                 55,900     2,982,265
       Wells Fargo & Co                                   213,400    10,108,758
================================================================================
                                                                     32,819,191
4.37   BIOTECHNOLOGY
       Amgen Inc(a)                                        243,300   12,398,568
       Biotech HOLDRs Trust(c)                              24,400    2,164,280
       Gilead Sciences(a)                                  115,600    4,034,440
================================================================================
                                                                     18,597,288
0.80   BREWERS
       Anheuser-Busch Cos                                   72,300    3,432,081
================================================================================
0.90   BROADCASTING -- RADIO/TV
       Fox Entertainment Group Class A Shrs(a)             138,600    3,829,518
================================================================================
2.88   CABLE & SATELLITE OPERATORS
       EchoStar Communications Class A Shrs(a)             472,170   12,252,812
================================================================================
1.03   COMPUTER HARDWARE
       Hewlett-Packard Co                                  251,400    4,376,874
================================================================================

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

1.34   DATA PROCESSING SERVICES
       Fiserv Inc(a)                                      183,200  $  5,710,527
================================================================================
5.76   DIVERSIFIED FINANCIAL SERVICES
       Citigroup Inc                                      437,921    15,055,724
       Goldman Sachs Group                                 50,000     3,405,000
       JP Morgan Chase & Co                               259,800     6,063,732
================================================================================
                                                                     24,524,456
1.42   ELECTRICAL COMPONENTS & EQUIPMENT
       SPX Corp(a)                                        162,700     6,036,170
================================================================================
0.77   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Flextronics International Ltd(a)                   405,800     3,270,748
================================================================================
3.59   GENERAL MERCHANDISE STORES
       Target Corp                                        232,300     6,553,183
       Wal-Mart Stores                                    182,800     8,737,840
================================================================================
                                                                     15,291,023
2.80   HEALTH CARE EQUIPMENT
       Boston Scientific(a)                               179,600     7,264,820
       Medtronic Inc                                      103,500     4,649,220
================================================================================
                                                                     11,914,040
3.31   INDUSTRIAL CONGLOMERATES
       General Electric                                   349,890     8,096,455
       3M Co                                               48,200     6,003,310
================================================================================
                                                                     14,099,765
1.78   INDUSTRIAL MACHINERY
       Danaher Corp                                       123,600     7,590,276
================================================================================
2.15   INTEGRATED OIL & GAS
       Exxon Mobil                                        268,000     9,152,200
================================================================================
1.09   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Merrill Lynch & Co                                 133,000     4,657,660
================================================================================
2.84   INVESTMENT COMPANIES
       DIAMONDS Trust Series 1 Shrs                        66,000     5,335,440
       Nasdaq-100 Trust Series 1 Shrs(a)                  276,900     6,761,898
================================================================================
                                                                     12,097,338
0.54   IT CONSULTING & SERVICES
       Affiliated Computer Services Class A Shrs(a)        42,400     2,298,928
================================================================================
2.39   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                 312,700     3,646,082
       Viacom Inc Class B Shrs(a)                         170,000     6,553,500
================================================================================
                                                                     10,199,582
1.77   MULTI-LINE INSURANCE
       American International Group                       139,100     7,528,092
================================================================================
2.86   NETWORKING EQUIPMENT
       Cisco Systems(a)                                   910,140    12,168,572
================================================================================

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

1.09   OIL & GAS EQUIPMENT & SERVICES
       Weatherford International Ltd(a)                   124,700  $  4,633,852
================================================================================
1.99   OIL & GAS EXPLORATION, PRODUCTION &
          TRANSPORTATION
       Anadarko Petroleum                                  57,600     2,655,936
       Apache Corp                                         93,300     5,822,853
================================================================================
                                                                      8,478,789
1.07   PAPER PRODUCTS
       International Paper                                128,100     4,573,170
================================================================================
0.58   PERSONAL PRODUCTS
       Gillette Co                                         82,300     2,460,770
================================================================================
12.92  PHARMACEUTICALS
       Abbott Laboratories                                185,300     7,063,636
       AmerisourceBergen Corp                              78,800     4,586,160
       Johnson & Johnson                                  246,800    13,230,948
       Merck & Co                                         136,600     7,566,274
       Pfizer Inc                                         601,000    18,246,360
       Wyeth                                              111,200     4,340,136
================================================================================
                                                                     55,033,514
0.81  RAILROADS
      Norfolk Southern                                    175,000     3,447,500
================================================================================
1.74  SEMICONDUCTOR EQUIPMENT
      Applied Materials(a)                                383,740     4,593,368
      KLA-Tencor Corp(a)                                   86,800     2,833,152
================================================================================
                                                                      7,426,520
6.29  SEMICONDUCTORS
      Intel Corp                                          690,700    10,816,362
      Microchip Technology                                184,800     4,082,232
      Semiconductor HOLDRs Trust(a)(b)(c)                 218,800     4,704,200
      Texas Instruments                                   453,080     7,203,972
================================================================================
                                                                     26,806,766
9.39  SYSTEMS SOFTWARE
      Microsoft Corp(a)(d)                                497,840    23,627,486
      Networks Associates(a)                              238,900     3,648,003
      Oracle Corp(a)                                      341,045     4,102,771
      Symantec Corp(a)                                     79,900     3,729,732
      VERITAS Software(a)                                 268,400     4,898,837
================================================================================
                                                                     40,006,829
0.45  TELECOMMUNICATIONS EQUIPMENT
      Nokia Corp Sponsored ADR Representing Ord Shrs      134,260     1,932,001
================================================================================
0.81  WIRELESS TELECOMMUNICATION SERVICES
      AT&T Wireless Services(a)                           566,200     3,436,834
================================================================================
      TOTAL COMMON STOCKS (COST $436,952,702)                       415,260,360
================================================================================

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

2.89   SHORT-TERM INVESTMENTS
2.82   Commercial Paper -- Consumer Finance
       American General Finance, 1.280%, 2/3/2003
        (Cost $12,000,000)                          $  12,000,000  $ 12,000,000
================================================================================
0.07   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street
         dated 1/31/2003 due 2/3/2003 at 1.220%,
         repurchased at $316,032 (Collateralized by
         Sallie Mae, Notes, due 7/15/2004 at 3.375%,
         value $323,501) (Cost $316,000)            $     316,000       316,000
================================================================================
       TOTAL SHORT-TERM INVESTMENTS
        (COST $12,316,000)                                           12,316,000
================================================================================
100.38 TOTAL INVESTMENTS AT VALUE
        (COST $449,268,702)                                         427,576,360
================================================================================
(0.38) OTHER ASSETS LESS LIABILITIES                                 (1,619,548)
================================================================================
100.00 NET ASSETS AT VALUE                                         $425,956,812
================================================================================

GROWTH & INCOME FUND
97.06  COMMON STOCKS
0.60   ADVERTISING
       Omnicom Group                                        3,830  $    230,949
================================================================================
1.06   AEROSPACE & DEFENSE
       L-3 Communications Holdings(a)                       4,700       210,419
       Lockheed Martin                                      3,900       199,095
================================================================================
                                                                        409,514
0.79   AGRICULTURAL PRODUCTS
       Bunge Ltd                                           11,800       306,800
================================================================================
0.53   APPAREL RETAIL
       TJX Cos                                             11,100       203,796
================================================================================
3.31   APPLICATION SOFTWARE
       Intuit Inc(a)                                        4,100       180,810
       Siebel Systems(a)                                   11,100        92,796
       Software HOLDRs Trust(c)                            36,100     1,007,190
================================================================================
                                                                      1,280,796
2.71   BANKS
       Bank of America                                      6,200       434,310
       Bank One                                             8,400       306,684
       Wells Fargo & Co                                     6,500       307,905
================================================================================
                                                                      1,048,899
2.21   BIOTECHNOLOGY
       Amgen Inc(a)                                         8,800       448,448
       Biotech HOLDRs Trust(c)                              4,600       408,020
================================================================================
                                                                        856,468
0.76   BREWERS
       Anheuser-Busch Cos                                   6,200       294,314
================================================================================

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

0.86   BROADCASTING -- RADIO/TV
       Fox Entertainment Group Class A Shrs(a)             12,100   $   334,323
================================================================================
0.59   CABLE & SATELLITE OPERATORS
       Comcast Corp Special Class A Shrs(a)                 8,900       227,662
================================================================================
0.56   COMPUTER & ELECTRONICS RETAIL
       Best Buy(a)                                          8,300       216,547
================================================================================
3.54   COMPUTER HARDWARE
       Dell Computer(a)                                    22,800       544,008
       Hewlett-Packard Co                                  14,200       247,222
       International Business Machines                      7,400       578,902
================================================================================
                                                                      1,370,132
3.65   CONSUMER FINANCE
       Fannie Mae                                           6,200       401,140
       Freddie Mac                                          3,100       173,538
       MBNA Corp                                           11,950       201,119
       SLM Corp                                             6,000       637,380
================================================================================
                                                                      1,413,177
1.35   DATA PROCESSING SERVICES
       First Data                                          15,240       524,256
================================================================================
2.07   DIVERSIFIED FINANCIAL SERVICES
       Ambac Financial Group                                3,900       208,923
       Citigroup Inc                                        8,800       302,544
       Goldman Sachs Group                                  2,800       190,680
       Moody's Corp                                         2,400       100,512
================================================================================
                                                                        802,659
0.56   DRUG RETAIL
       Walgreen Co                                          7,500       217,500
================================================================================
0.63   FOOD RETAIL
       Dean Foods(a)                                        6,300       244,566
================================================================================
3.65   GENERAL MERCHANDISE STORES
       Target Corp                                          9,500       267,995
       Wal-Mart Stores                                     24,000     1,147,200
================================================================================
                                                                      1,415,195
1.60   HEALTH CARE DISTRIBUTORS & SERVICES
       Henry Schein(a)                                      7,400       299,922
       Patterson Dental(a)                                  7,800       321,204
================================================================================
                                                                        621,126
3.55   HEALTH CARE EQUIPMENT
       DENTSPLY International                               9,400       315,652
       Medtronic Inc                                       15,200       682,784
       Zimmer Holdings(a)                                   9,200       377,200
================================================================================
                                                                      1,375,636
1.56   HEALTH CARE FACILITIES
       HCA Inc                                             14,140       604,344
================================================================================
0.50   HOME IMPROVEMENT RETAIL
       Home Depot                                           9,200       192,280
================================================================================

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

0.25   HOTELS & RESORTS
       Hilton Hotels                                        8,100   $    94,851
================================================================================
2.17   HOUSEHOLD PRODUCTS
       Colgate-Palmolive Co                                 4,000       203,640
       Procter & Gamble                                     7,420       634,929
================================================================================
                                                                        838,569
0.73   HOUSEWARES & SPECIALTIES
       Newell Rubbermaid                                   10,200       284,070
================================================================================
3.57   INDUSTRIAL CONGLOMERATES
       General Electric                                    32,800       758,992
       3M Co                                                5,000       622,750
================================================================================
                                                                      1,381,742
0.52   INDUSTRIAL MACHINERY
       Danaher Corp                                         3,300       202,653
================================================================================
0.78   INSURANCE BROKERS
       Marsh & McLennan                                     7,080       301,820
================================================================================
0.81   INTEGRATED OIL & GAS
       Murphy Oil                                           7,400       312,280
================================================================================
0.70   INTERNET RETAIL
       eBay Inc(a)                                          3,610       271,328
================================================================================
1.21   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Lehman Brothers Holdings                             5,405       294,735
       Merrill Lynch & Co                                   5,000       175,100
================================================================================
                                                                        469,835
1.99   INVESTMENT COMPANIES
       Nasdaq-100 Trust Series 1 Shrs(a)                   31,600       771,672
================================================================================
0.60   LEISURE PRODUCTS
       Mattel Inc                                          11,700       234,000
================================================================================
0.59   MANAGED HEALTH CARE
       UnitedHealth Group                                   2,600       228,540
================================================================================
0.51   MOTORCYCLE MANUFACTURERS
       Harley-Davidson Inc                                  4,700       196,366
================================================================================
1.03   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                  15,200       177,232
       Viacom Inc Class B Shrs(a)                           5,760       222,048
================================================================================
                                                                        399,280
1.73   MULTI-LINE INSURANCE
       American International Group                        12,357       668,761
================================================================================
2.07   NETWORKING EQUIPMENT
       Cisco Systems(a)                                    60,085       803,336
================================================================================
0.93   OIL & GAS DRILLING
       Nabors Industries Ltd(a)                             3,000       110,550
       Noble Corp(a)                                        7,300       250,244
================================================================================
                                                                        360,794

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

1.24   OIL & GAS EXPL0RATION, PRODUCTION &
         TRANSPORTATION
       Apache Corp                                          4,500  $    280,845
       Pioneer Natural Resources(a)                         8,200       199,096
================================================================================
                                                                        479,941
0.76   PACKAGED FOODS & MEATS
       Sysco Corp                                          10,000       293,700
================================================================================
0.45   PERSONAL PRODUCTS
       Gillette Co                                          5,800       173,420
================================================================================
17.05  PHARMACEUTICALS
       AmerisourceBergen Corp                               4,805       279,651
       Eli Lilly & Co                                       8,300       499,992
       Forest Laboratories(a)                              18,650       965,137
       Johnson & Johnson                                   30,800     1,651,188
       Merck & Co                                          12,600       697,914
       Pfizer Inc                                          59,000     1,791,240
       Teva Pharmaceutical Industries Ltd Sponsored ADR
         Representing Ord Shrs                              6,200       238,080
       Wyeth                                               12,300       480,069
================================================================================
                                                                      6,603,271
1.14   PROPERTY & CASUALTY INSURANCE
       SAFECO Corp                                         12,300       440,955
================================================================================
1.47   PUBLISHING & PRINTING
       Gannett Co                                           4,500       326,970
       Tribune Co                                           5,000       242,000
================================================================================
                                                                        568,970
0.55   RAILROADS
       Norfolk Southern                                    10,800       212,760
================================================================================
0.50   RESTAURANTS
       Starbucks Corp(a)                                    8,580       194,938
================================================================================
0.48   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)                                15,400       184,338
================================================================================
2.98   SEMICONDUCTORS
       Intel Corp                                          53,305       834,756
       Semiconductor HOLDRs Trust(a)(c)                    14,900       320,350
================================================================================
                                                                      1,155,106
3.32   SOFT DRINKS
       Coca-Cola Co                                        14,600       590,716
       PepsiCo Inc                                         17,200       696,256
================================================================================
                                                                      1,286,972
6.36   SYSTEMS SOFTWARE
       Microsoft Corp(a)                                   37,600     1,784,496
       Oracle Corp(a)                                      36,360       437,411
       Symantec Corp(a)                                     5,200       242,736
================================================================================
                                                                      2,464,643
1.19   TELECOMMUNICATIONS EQUIPMENT
       Nokia Corp Sponsored ADR Representing Ord Shrs      16,800       241,752

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       QUALCOMM Inc(a)                                      5,800   $   218,428
================================================================================
                                                                        460,180
2.74   WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless Services(a)                           47,000       285,290
       Sprint Corp-PCS Group Series 1 Shrs(a)              38,600       145,136
       Vodafone Group PLC Sponsored ADR Representing
         10 Ord Shrs                                       13,700       258,245
       Wireless HOLDRs Trust(c)                            10,900       372,780
================================================================================
                                                                      1,061,451
       TOTAL COMMON STOCKS (COST $39,709,434)                        37,591,481
================================================================================
1.58   FIXED INCOME SECURITIES -- CORPORATE BONDS
1.58   MULTI-UTILITIES
       Aquila Inc, Sr Notes(e), 14.375%(f), 7/1/2012    $ 500,000       385,000
       Utilicorp United, Sr Notes, 6.875%, 10/1/2004    $ 300,000       227,998
================================================================================
       TOTAL FIXED INCOME SECURITIES
         (AMORTIZED COST $650,323)                                      612,998
================================================================================
1.21   SHORT-TERM INVESTMENTS -- CORPORATE BONDS
1.21   ELECTRIC UTILITIES
       CMS Energy, Sr Notes, Series B, 6.750%,
         1/15/2004 (AMORTIZED COST $430,038)            $ 500,000       470,000
================================================================================
99.85  TOTAL INVESTMENTS AT VALUE
         (COST $40,789,795)                                          38,674,479
================================================================================
0.15   OTHER ASSETS LESS LIABILITIES                                     57,933
================================================================================
100.00 NET ASSETS AT VALUE                                          $38,732,412
================================================================================

S&P 500 INDEX FUND
96.29  COMMON STOCKS(g)
0.22   ADVERTISING
       Interpublic Group of Cos                             6,736   $    86,692
       Omnicom Group                                        3,343       201,583
       TMP Worldwide(a)                                     2,000        22,100
================================================================================
                                                                        310,375
1.80   AEROSPACE & DEFENSE
       Boeing Co                                           14,756       466,142
       General Dynamics                                     3,534       233,739
       Goodrich Corp                                        2,010        34,572
       Honeywell International                             14,436       352,816
       Lockheed Martin                                      7,956       406,154
       Northrop Grumman                                     3,152       288,124
       Raytheon Co                                          7,147       215,053
       Rockwell Collins                                     3,237        66,779
       United Technologies                                  8,306       528,095
================================================================================
                                                                      2,591,474
0.06   AGRICULTURAL PRODUCTS
       Monsanto Co                                          4,570        80,661
================================================================================
1.02   AIR FREIGHT & COURIERS
       FedEx Corp                                           5,232       275,203

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       United Parcel Service Class B Shrs                  19,600   $ 1,182,468
================================================================================
                                                                      1,457,671
0.14   AIRLINES
       AMR Corp(a)                                          2,720         7,888
       Delta Air Lines                                      2,198        20,090
       Southwest Airlines                                  13,566       177,036
================================================================================
                                                                        205,014
0.20   ALUMINUM
       Alcoa Inc                                           14,800       292,596
================================================================================
0.14   APPAREL, ACCESSORIES & LUXURY GOODS
       Jones Apparel Group(a)                               2,300        75,164
       Liz Claiborne                                        1,900        54,568
       VF Corp                                              1,917        67,536
================================================================================
                                                                        197,268
0.36   APPAREL RETAIL
       Gap Inc                                             15,494       226,677
       Limited Brands                                       9,158       115,299
       TJX Cos                                              9,292       170,601
================================================================================
                                                                        512,577
0.37   APPLICATION SOFTWARE
       Autodesk Inc                                         2,000        29,880
       Citrix Systems(a)                                    3,000        41,400
       Compuware Corp(a)                                    6,600        23,100
       Intuit Inc(a)                                        3,600       158,760
       Mercury Interactive(a)                               1,500        53,205
       Parametric Technology(a)                             4,536        10,886
       PeopleSoft Inc(a)                                    5,447       105,617
       Rational Software(a)                                 3,400        35,360
       Siebel Systems(a)                                    8,500        71,060
================================================================================
                                                                        529,268
0.19   AUTO PARTS & EQUIPMENT
       Dana Corp                                            2,607        28,077
       Delphi Corp                                          9,830        83,752
       Johnson Controls                                     1,512       122,124
       Snap-On Inc                                          1,000        25,500
       Visteon Corp                                         2,242        15,403
================================================================================
                                                                        274,856
0.45   AUTOMOBILE MANUFACTURERS
       Ford Motor                                          32,217       293,497
       General Motors                                       9,864       358,359
================================================================================
                                                                        651,856
7.34   BANKS
       AmSouth Bancorp                                      6,250       128,062
       Bank of America                                     26,289     1,841,544
       Bank of New York                                    13,494       341,398
       Bank One                                            20,443       746,374
       BB&T Corp                                            8,380       281,233
       Charter One Financial                                3,963       114,570
       Comerica Inc                                         3,103       125,672

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       Fifth Third Bancorp                                 10,150   $   541,503
       First Tennessee National                             2,200        82,500
       FleetBoston Financial                               18,410       480,685
       Golden West Financial                                2,645       194,487
       Huntington Bancshares                                4,141        78,555
       KeyCorp                                              7,488       180,086
       Marshall & Ilsley                                    3,800       102,980
       Mellon Financial                                     7,584       173,446
       National City                                       10,780       299,684
       North Fork Bancorp                                   2,800        90,804
       Northern Trust                                       3,900       133,380
       PNC Financial Services Group                         5,000       220,200
       Regions Financial                                    3,900       127,842
       SouthTrust Corp                                      6,100       158,966
       SunTrust Banks                                       4,938       279,738
       Synovus Financial                                    5,286       102,178
       Union Planters                                       3,500        98,770
       US Bancorp                                          33,630       709,593
       Wachovia Corp                                       23,890       859,323
       Washington Mutual                                   16,641       573,282
       Wells Fargo & Co                                    29,666     1,405,278
       Zions Bancorp                                        1,600        66,272
================================================================================
                                                                     10,538,405
1.18   BIOTECHNOLOGY
       Amgen Inc(a)                                        22,532     1,148,231
       Applera Corp-Applied Biosystems Group                3,700        64,935
       Biogen Inc(a)                                        2,600        99,450
       Chiron Corp(a)                                       3,300       123,816
       Genzyme Corp-General Division(a)                     3,800       122,702
       MedImmune Inc(a)                                     4,400       131,076
================================================================================
                                                                      1,690,210
0.52  BREWERS
      Adolph Coors Class B Shrs                               600        36,120
      Anheuser-Busch Cos                                   15,044       714,139
================================================================================
                                                                        750,259
0.37  BROADCASTING -- RADIO/TV
      Clear Channel Communications(a)                      10,703       428,976
      Univision Communications Class A Shrs(a)              3,970       104,649
================================================================================
                                                                        533,625
0.18  BUILDING PRODUCTS
      American Standard(a)                                  1,300        86,658
      Crane Co                                              1,050        16,926
      Masco Corp                                            8,616       156,725
================================================================================
                                                                        260,309
0.75  CABLE & SATELLITE OPERATORS
      Comcast Corp Class A Shrs(a)                         40,542     1,079,633
================================================================================
0.13  CASINOS & GAMING
      Harrah's Entertainment(a)                             1,914        69,440

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       International Game Technology(a)                     1,500   $   118,305
================================================================================
                                                                        187,745
0.03   COMMERCIAL PRINTING
       R.R. Donnelley & Sons                                2,020        43,531
================================================================================
0.16   COMPUTER & ELECTRONICS RETAIL
       Best Buy(a)                                          5,600       146,104
       Circuit City Stores                                  3,728        22,331
       RadioShack Corp                                      2,928        58,414
================================================================================
                                                                        226,849
3.23   COMPUTER HARDWARE
       Apple Computer(a)                                    6,336        90,985
       Dell Computer(a)                                    45,412     1,083,530
       Gateway Inc(a)                                       5,700        14,934
       Hewlett-Packard Co                                  53,514       931,679
       International Business Machines                     29,676     2,321,553
       NCR Corp(a)                                          1,700        32,793
       Sun Microsystems(a)                                 54,616       168,763
================================================================================
                                                                      4,644,237
0.34   COMPUTER STORAGE & PERIPHERALS
       EMC Corp(a)                                         38,604       297,251
       Lexmark International Class A Shrs(a)                2,200       133,188
       Network Appliance(a)                                 5,900        63,779
================================================================================
                                                                        494,218
0.03   CONSTRUCTION & ENGINEERING
       Fluor Corp                                           1,412        41,993
       McDermott International(a)                           1,100         4,444
================================================================================
                                                                         46,437
0.40   CONSTRUCTION MACHINERY, FARM
         MACHINERY & HEAVY TRUCKS
       Caterpillar Inc                                      6,044       265,815
       Cummins Inc                                            700        17,290
       Deere & Co                                           4,166       175,805
       Navistar International(a)                            1,100        26,477
       PACCAR Inc                                           2,000        86,640
================================================================================
                                                                        572,027
0.04   CONSTRUCTION MATERIALS
       Vulcan Materials                                     1,800        61,290
================================================================================
2.07   CONSUMER FINANCE
       Capital One Financial                                3,900       121,095
       Countrywide Financial                                2,215       122,179
       Fannie Mae                                          17,497     1,132,056
       Freddie Mac                                         12,156       680,493
       Household International                              8,352       228,093
       MBNA Corp                                           22,414       377,228
       Providian Financial(a)                               5,038        32,193
       SLM Corp                                             2,700       286,821
================================================================================
                                                                      2,980,158
0.17   CRUISE LINES
       Carnival Corp                                       10,300   $   248,230
================================================================================
                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------
0.88   DATA PROCESSING SERVICES
       Automatic Data Processing                           10,484       363,480
       Concord EFS(a)                                       8,900       130,474
       First Data                                          13,220       454,768
       Fiserv Inc(a)                                        3,350       104,423
       Paychex Inc                                          6,600       166,188
       Sabre Holdings(a)                                    2,537        45,514
================================================================================
                                                                      1,264,847
0.56   DEPARTMENT STORES
       Dillard's Inc Class A Shrs                           1,515        22,725
       Federated Department Stores(a)                       3,438        89,457
       J.C. Penney Holding                                  4,664        90,435
       Kohl's Corp(a)                                       5,900       308,983
       May Department Stores                                5,028       103,074
       Nordstrom Inc                                        2,400        43,296
       Sears Roebuck & Co                                   5,557       146,983
================================================================================
                                                                        804,953
0.05   DISTILLERS & VINTNERS
       Brown-Forman Corp Class B Shrs                       1,200        74,568
================================================================================
0.87   DIVERSIFIED CHEMICALS
       Dow Chemical                                        16,007       465,163
       E.I. du Pont de Nemours & Co                        17,422       659,771
       Rohm & Haas                                          3,876       119,575
================================================================================
                                                                      1,244,509
0.40   DIVERSIFIED COMMERCIAL SERVICES
       Cintas Corp                                          3,000       123,900
       Convergys Corp(a)                                    3,000        38,250
       Deluxe Corp                                          1,111        44,707
       Ecolab Inc                                           2,300       113,390
       Equifax Inc                                          2,521        53,975
       H&R Block                                            3,130       118,596
       IMS Health                                           4,912        82,767
================================================================================
                                                                        575,585
4.39   DIVERSIFIED FINANCIAL SERVICES
       Ambac Financial Group                                1,900       101,783
       American Express                                    23,015       817,723
       Citigroup Inc                                       90,108     3,097,913
       Franklin Resources                                   4,600       153,364
       Goldman Sachs Group                                  8,400       572,040
       JP Morgan Chase & Co                                35,003       816,970
       MBIA Inc                                             2,518       103,188
       Moody's Corp                                         2,624       109,893
       Prudential Financial                                 9,900       314,523
       State Street                                         5,712       226,138
================================================================================
                                                                      6,313,535
0.07   DIVERSIFIED METALS & MINING
       Freeport McMoRan Copper & Gold Class B Shrs(a)       2,527        47,432

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       Phelps Dodge(a)                                      1,589   $    54,900
================================================================================
                                                                        102,332
0.47   DRUG RETAIL
       CVS Corp                                             6,926       156,666
       Walgreen Co                                         17,946       520,434
================================================================================
                                                                        677,100
0.10   EDUCATION SERVICES
       Apollo Group Class A Shrs(a)                         3,100       137,826
================================================================================
2.40   ELECTRIC UTILITIES
       Allegheny Energy                                     2,200        18,480
       Ameren Corp                                          2,714       106,742
       American Electric Power                              5,903       139,429
       Calpine Corp(a)                                      6,600        21,516
       CenterPoint Energy                                   5,340        37,220
       Cinergy Corp                                         2,922        92,627
       CMS Energy                                           2,500        14,175
       Consolidated Edison                                  3,754       149,860
       Constellation Energy Group                           2,921        80,766
       Dominion Resources                                   5,357       290,296
       DTE Energy                                           2,920       122,406
       Duke Energy                                         15,672       266,894
       Edison International(a)                              5,753        70,934
       Entergy Corp                                         3,934       174,866
       Exelon Corp                                          5,657       288,111
       FirstEnergy Corp                                     5,205       162,396
       FPL Group                                            3,219       187,957
       Mirant Corp(a)                                       7,075        12,452
       NiSource Inc                                         4,301        76,429
       PG&E Corp(a)                                         7,061        97,442
       Pinnacle West Capital                                1,600        49,840
       PPL Corp                                             2,923       102,305
       Progress Energy                                      4,114       166,247
       Public Service Enterprise Group                      3,932       138,721
       Southern Co                                         12,496       352,012
       TECO Energy                                          3,100        42,873
       TXU Corp                                             5,662       103,898
       Xcel Energy                                          7,040        77,581
================================================================================
                                                                      3,444,475
0.44   ELECTRICAL COMPONENTS & EQUIPMENT
       American Power Conversion(a)                         3,400        52,904
       Cooper Industries Ltd Class A Shrs                   1,617        57,290
       Emerson Electric                                     7,391       346,860
       Molex Inc                                            3,375        70,841
       Power-One Inc(a)                                     1,400         6,888
       Rockwell Automation                                  3,237        74,613
       Thomas & Betts(a)                                    1,000        16,880
================================================================================
                                                                        626,276
0.30   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Agilent Technologies(a)                              8,159       134,460
       Jabil Circuit(a)                                     3,500        54,635
       Millipore Corp(a)                                      800        25,848

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       PerkinElmer Inc                                      2,200   $    17,160
       Sanmina-SCI Corp(a)                                  9,300        34,038
       Solectron Corp(a)                                   14,500        52,055
       Symbol Technologies                                  4,050        34,142
       Tektronix Inc(a)                                     1,500        24,750
       Thermo Electron(a)                                   2,821        51,258
================================================================================
                                                                        428,346
0.03   EMPLOYMENT SERVICES
       Robert Half International(a)                         3,000        45,480
================================================================================
0.19   ENVIRONMENTAL SERVICES
       Allied Waste Industries(a)                           3,500        34,230
       Waste Management                                    10,653       244,912
================================================================================
                                                                        279,142
0.02   FOOD DISTRIBUTORS
       SUPERVALU Inc                                        2,300        34,224
================================================================================
0.39   FOOD RETAIL
       Albertson's Inc                                      6,666       143,319
       Kroger Co(a)                                        13,534       204,228
       Safeway Inc(a)                                       7,700       182,490
       Winn-Dixie Stores                                    2,421        33,894
================================================================================
                                                                        563,931
0.17   FOOTWEAR
       NIKE Inc Class B Shrs                                4,691       208,937
       Reebok International Ltd(a)                          1,100        33,264
================================================================================
                                                                        242,201
0.19   FOREST PRODUCTS
       Louisiana-Pacific Corp(a)                            1,815        13,250
       Plum Creek Timber                                    3,200        69,824
       Weyerhaeuser Co                                      3,831       184,080
================================================================================
                                                                        267,154
0.16   GAS UTILITIES
       KeySpan Corp                                         2,700        91,800
       Nicor Inc                                              800        25,160
       People's Energy                                        600        22,086
       Sempra Energy                                        3,618        87,194
================================================================================
                                                                        226,240
3.18   GENERAL MERCHANDISE STORES
       Big Lots(a)                                          2,029        25,362
       Costco Wholesale(a)                                  7,980       230,383
       Dollar General                                       5,797        65,274
       Family Dollar Stores                                 3,000        90,360
       Target Corp                                         15,972       450,570
       Wal-Mart Stores                                     77,460     3,702,588
================================================================================
                                                                      4,564,537
0.14   GOLD
       Newmont Mining                                       7,022       203,287
================================================================================
0.18   HEALTH CARE DISTRIBUTORS & SERVICES
       McKesson Corp                                        5,086       144,595

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       Quest Diagnostics(a)                                 1,700   $    91,426
       Quintiles Transnational(a)                           2,100        26,691
================================================================================
                                                                        262,712
1.80   HEALTH CARE EQUIPMENT
       Baxter International                                10,368       292,170
       Becton Dickinson & Co                                4,534       148,715
       Biomet Inc                                           4,561       127,439
       Boston Scientific(a)                                 7,156       289,460
       C.R. Bard                                              900        51,012
       Guidant Corp(a)                                      5,394       181,346
       Medtronic Inc                                       21,416       962,007
       St Jude Medical(a)                                   3,126       136,200
       Stryker Corp                                         3,500       210,840
       Waters Corp(a)                                       2,300        53,015
       Zimmer Holdings(a)                                   3,410       139,810
================================================================================
                                                                      2,592,014
0.47   HEALTH CARE FACILITIES
       HCA Inc                                              8,990       384,233
       Health Management Associates Class A Shrs            4,200        77,784
       HEALTHSOUTH Corp(a)                                  6,955        26,638
       Manor Care(a)                                        1,700        32,674
       Tenet Healthcare(a)                                  8,550       153,814
================================================================================
                                                                        675,143
0.02   HEALTH CARE SUPPLIES
       Bausch & Lomb                                          900        29,925
================================================================================
0.05   HOME FURNISHINGS
       Leggett & Platt                                      3,400        68,680
================================================================================
0.97   HOME IMPROVEMENT RETAIL
       Home Depot                                          40,790       852,511
       Lowe's Cos                                          13,660       466,899
       Sherwin-Williams Co                                  2,624        69,903
================================================================================
                                                                      1,389,313
0.10   HOMEBUILDING
       Centex Corp                                          1,100        58,212
       KB HOME                                                800        35,768
       Pulte Homes                                          1,078        53,878
================================================================================
                                                                        147,858
0.34   HOTELS & RESORTS
       Cendant Corp(a)                                     18,179       201,423
       Hilton Hotels                                        6,635        77,696
       Marriott International Class A Shrs                  4,168       130,042
       Starwood Hotels & Resorts Worldwide Paired
        Certificates SBI                                    3,500        82,075
================================================================================
                                                                        491,236
0.13   HOUSEHOLD APPLIANCES
       Black & Decker                                       1,413        51,772
       Maytag Corp                                          1,413        35,707
       Stanley Works                                        1,512        40,249

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       Whirlpool Corp                                       1,200   $    62,364
================================================================================
                                                                        190,092
2.08   HOUSEHOLD PRODUCTS
       Clorox Co                                            3,836       146,612
       Colgate-Palmolive Co                                 9,488       483,034
       Kimberly-Clark Corp                                  8,976       415,768
       Procter & Gamble                                    22,782     1,949,456
================================================================================
                                                                      2,994,870
0.19   HOUSEWARES & SPECIALTIES
       American Greetings Class A Shrs(a)                   1,110        15,429
       Fortune Brands                                       2,624       115,640
       Newell Rubbermaid                                    4,653       129,586
       Tupperware Corp                                      1,000        15,460
================================================================================
                                                                        276,115
3.86   INDUSTRIAL CONGLOMERATES
       General Electric                                   174,547     4,039,018
       Textron Inc                                          2,408        92,852
       3M Co                                                6,868       855,409
       Tyco International Ltd                              35,023       560,718
================================================================================
                                                                      5,547,997
0.22   INDUSTRIAL GASES
       Air Products & Chemicals                             3,944       163,479
       Praxair Inc                                          2,822       153,912
================================================================================
                                                                        317,391
0.69   INDUSTRIAL MACHINERY
       Danaher Corp                                         2,700       165,807
       Dover Corp                                           3,546        92,799
       Eaton Corp                                           1,211        86,078
       Illinois Tool Works                                  5,387       327,637
       Ingersoll-Rand Co Class A Shrs                       2,923       114,757
       ITT Industries                                       1,617        90,811
       Pall Corp                                            2,118        32,850
       Parker-Hannifin Corp                                 2,116        85,296
================================================================================
                                                                        996,035
0.35   INSURANCE BROKERS
       Aon Corp                                             5,415       102,506
       Marsh & McLennan                                     9,436       402,257
================================================================================
                                                                        504,763
4.31   INTEGRATED OIL & GAS
       Amerada Hess                                         1,613        76,134
       ChevronTexaco Corp                                  18,718     1,205,439
       ConocoPhillips                                      11,834       570,280
       Exxon Mobil                                        118,070     4,032,091
       Marathon Oil                                         5,489       114,720
       Occidental Petroleum                                 6,647       194,159
================================================================================
                                                                      6,192,823
3.46   INTEGRATED TELECOMMUNICATION SERVICES
       ALLTEL Corp                                          5,470       256,379
       AT&T Corp                                           13,519       263,350

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       BellSouth Corp                                      32,602   $   742,674
       CenturyTel Inc                                       2,500        75,825
       Citizens Communications(a)                           5,000        48,950
       Qwest Communications International(a)               29,737       134,411
       SBC Communications                                  58,272     1,424,168
       Sprint Corp                                         15,664       190,161
       Verizon Communications                              48,015     1,838,014
================================================================================
                                                                      4,973,932
0.28   INTERNET RETAIL
       eBay Inc(a)                                          5,400       405,864
================================================================================
0.13   INTERNET SOFTWARE & SERVICES
       Yahoo! Inc(a)                                       10,400       189,280
================================================================================
1.33   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Bear Stearns                                         1,650       102,382
       Charles Schwab                                      23,583       217,435
       Janus Capital Group                                  3,900        49,491
       Lehman Brothers Holdings                             4,200       229,026
       Merrill Lynch & Co                                  15,138       530,133
       Morgan Stanley                                      19,078       723,056
       T. Rowe Price Group                                  2,100        56,154
================================================================================
                                                                      1,907,677
0.27   IT CONSULTING & SERVICES
       Computer Sciences(a)                                 3,002        91,861
       Electronic Data Systems                              8,400       142,380
       SunGard Data Systems(a)                              5,000        97,200
       Unisys Corp(a)                                       5,725        53,357
================================================================================
                                                                        384,798
0.25   LEISURE PRODUCTS
       Brunswick Corp                                       1,614        31,425
       Electronic Arts(a)                                   2,500       129,525
       Hasbro Inc                                           3,077        36,924
       Mattel Inc                                           7,691       153,820
================================================================================
                                                                        351,694
0.89   LIFE & HEALTH INSURANCE
       AFLAC Inc                                            9,100       294,749
       Jefferson-Pilot Corp                                 2,522        97,097
       John Hancock Financial Services                      5,100       139,281
       Lincoln National                                     3,134       101,072
       MetLife Inc                                         12,300       329,271
       Principal Financial Group                            5,900       168,740
       Torchmark Corp                                       2,120        76,108
       UnumProvident Corp                                   4,230        73,898
================================================================================
                                                                      1,280,216
0.67   MANAGED HEALTH CARE
       Aetna Inc                                            2,598       112,987
       Anthem Inc(a)                                        2,500       155,200
       Humana Inc(a)                                        2,823        28,061
       UnitedHealth Group                                   5,348       470,089

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       WellPoint Health Networks(a)                         2,600   $   188,968
================================================================================
                                                                        955,305
0.04   METAL & GLASS CONTAINERS
       Ball Corp                                            1,000        52,500
================================================================================
0.15   MOTORCYCLE MANUFACTURERS
       Harley-Davidson Inc                                  5,300       221,434
================================================================================
1.90   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                  78,454       914,774
       Viacom Inc Class B Shrs(a)                          30,906     1,191,426
       Walt Disney                                         35,829       627,008
================================================================================
                                                                      2,733,208
2.10   MULTI-LINE INSURANCE
       American International Group                        45,719     2,474,312
       CIGNA Corp                                           2,447       106,860
       Cincinnati Financial                                 2,845       101,823
       Hartford Financial Services Group                    4,456       185,726
       Loews Corp                                           3,252       143,153
================================================================================
                                                                      3,011,874
0.02   MULTI-UTILITIES
       AES Corp(a)                                          9,500        32,965
================================================================================
0.16   NATURAL GAS PIPELINES
       Dynegy Inc Class A Shrs                              6,550        12,249
       El Paso                                             10,485        88,493
       Kinder Morgan                                        2,100        94,731
       Williams Cos                                         9,063        29,364
================================================================================
                                                                        224,837
1.19   NETWORKING EQUIPMENT
       Avaya Inc(a)                                         6,358        16,022
       Cisco Systems(a)                                   126,764     1,694,835
================================================================================
                                                                      1,710,857
0.08   OFFICE ELECTRONICS
       Xerox Corp(a)                                       12,928       114,413
================================================================================
0.17   OFFICE SERVICES & SUPPLIES
       Avery Dennison                                       1,914       114,055
       Pitney Bowes                                         4,190       136,343
================================================================================
                                                                        250,398
0.23   OIL & GAS DRILLING
       Nabors Industries Ltd(a)                             2,500        92,125
       Noble Corp(a)                                        2,300        78,844
       Rowan Cos                                            1,612        33,256
       Transocean Inc                                       5,640       128,423
================================================================================
                                                                        332,648
0.55   OIL & GAS EQUIPMENT & SERVICES
       Baker Hughes                                         5,894       178,352
       BJ Services(a)                                       2,700        82,539
       Halliburton Co                                       7,696       144,377

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       Schlumberger Ltd                                    10,225   $   385,483
================================================================================
                                                                        790,751
0.64   OIL & GAS EXPLORATION, PRODUCTION &
         TRANSPORTATION
       Anadarko Petroleum                                   4,380       201,962
       Apache Corp                                          2,574       160,643
       Burlington Resources                                 3,525       155,453
       Devon Energy                                         2,718       123,125
       EOG Resources                                        2,000        77,520
       Kerr-McGee Corp                                      1,716        71,677
       Unocal Corp                                          4,542       126,495
================================================================================
                                                                        916,875
0.05   OIL & GAS REFINING & MARKETING
       Ashland Inc                                          1,200        33,288
       Sunoco Inc                                           1,300        40,716
================================================================================
                                                                         74,004
1.57   PACKAGED FOODS & MEATS
       Archer-Daniels-Midland Co                           11,306       136,237
       Campbell Soup                                        7,200       172,584
       ConAgra Foods                                        9,466       232,201
       General Mills                                        6,408       287,911
       Hershey Foods                                        2,394       154,413
       H.J. Heinz                                           6,141       198,416
       Kellogg Co                                           7,170       239,478
       Sara Lee                                            13,630       271,782
       SYSCO Corp                                          11,548       339,165
       Wm.Wrigley Jr                                        3,952       219,415
================================================================================
                                                                      2,251,602
0.14   PAPER PACKAGING
       Bemis Inc                                              900        39,258
       Pactiv Corp(a)                                       2,824        57,638
       Sealed Air(a)                                        1,519        57,297
       Temple-Inland Inc                                      930        40,195
================================================================================
                                                                        194,388
0.33   PAPER PRODUCTS
       Boise Cascade                                        1,000        23,910
       Georgia-Pacific Corp                                 4,432        68,164
       International Paper                                  8,392       299,594
       MeadWestvaco Corp                                    3,489        83,910
================================================================================
                                                                        475,578
0.57   PERSONAL PRODUCTS
       Alberto-Culver Co Class B Shrs                       1,000        50,730
       Avon Products                                        4,174       208,700
       Gillette Co                                         18,536       554,226
================================================================================
                                                                        813,656
10.28  PHARMACEUTICALS
       Abbott Laboratories                                 27,404     1,044,640
       Allergan Inc                                         2,300       139,541
       AmerisourceBergen Corp                               1,900       110,580

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       Bristol-Myers Squibb                                34,006   $   802,202
       Cardinal Health                                      7,728       450,774
       Eli Lilly & Co                                      19,728     1,188,415
       Forest Laboratories(a)                               6,400       331,200
       Johnson & Johnson                                   52,102     2,793,188
       King Pharmaceuticals(a)                              4,266        62,625
       Merck & Co                                          39,374     2,180,926
       Pfizer Inc                                         108,098     3,281,855
       Pharmacia Corp                                      22,669       946,884
       Schering-Plough Corp                                25,762       466,550
       Watson Pharmaceuticals(a)                            1,900        57,532
       Wyeth                                               23,254       907,604
================================================================================
                                                                     14,764,516
0.11   PHOTOGRAPHIC PRODUCTS
       Eastman Kodak                                        5,113       154,924
================================================================================
1.16   PROPERTY & CASUALTY INSURANCE
       ACE Ltd                                              4,600       135,470
       Allstate Corp                                       12,364       435,089
       Chubb Corp                                           2,959       158,957
       MGIC Investment                                      1,775        76,556
       Progressive Corp                                     3,857       186,447
       SAFECO Corp                                          2,420        86,757
       St Paul                                              3,982       129,972
       Travelers Property Casualty Class B Shrs(a)         17,578       285,818
       XL Capital Ltd Class A Shrs                          2,350       176,391
================================================================================
                                                                      1,671,457
0.78   PUBLISHING & PRINTING
       Dow Jones & Co                                       1,413        57,029
       Gannett Co                                           4,686       340,485
       Knight-Ridder Inc                                    1,412        95,621
       McGraw-Hill Cos                                      3,428       203,006
       Meredith Corp                                          900        37,971
       New York Times Class A Shrs                          2,626       128,254
       Tribune Co                                           5,334       258,166
================================================================================
                                                                      1,120,532
0.46   RAILROADS
       Burlington Northern Santa Fe                         6,609       171,636
       CSX Corp                                             3,743       104,916
       Norfolk Southern                                     6,853       135,004
       Union Pacific                                        4,462       254,602
================================================================================
                                                                        666,158
0.28   REAL ESTATE INVESTMENT TRUSTS
       Equity Office Properties Trust                       7,200       172,368
       Equity Residential SBI                               4,800       117,312
       Simon Property Group                                 3,300       107,910
================================================================================
                                                                        397,590
0.50   RESTAURANTS
       Darden Restaurants                                   2,981        64,688
       McDonald's Corp                                     22,304       317,609
       Starbucks Corp(a)                                    6,800       154,496

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       Wendy's International                                2,018   $    54,789
       Yum! Brands(a)                                       5,142       119,192
================================================================================
                                                                        710,774
0.39   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)                                28,904       345,981
       KLA-Tencor Corp(a)                                   3,324       108,495
       Novellus Systems(a)                                  2,600        76,570
       Teradyne Inc(a)                                      3,200        33,248
================================================================================
                                                                        564,294
2.32   SEMICONDUCTORS
       Advanced Micro Devices(a)                            6,040        31,650
       Altera Corp(a)                                       6,700        73,566
       Analog Devices(a)                                    6,400       153,152
       Applied Micro Circuits(a)                            5,300        19,186
       Broadcom Corp Class A Shrs(a)                        4,800        64,992
       Intel Corp                                         116,196     1,819,629
       Linear Technology                                    5,500       143,715
       LSI Logic(a)                                         6,540        28,841
       Maxim Integrated Products                            5,621       175,094
       Micron Technology(a)                                10,660        87,519
       National Semiconductor(a)                            3,223        42,544
       NVIDIA Corp(a)                                       2,700        27,864
       PMC-Sierra Inc(a)                                    2,900        15,950
       QLogic Corp(a)                                       1,600        53,248
       Texas Instruments                                   30,324       482,152
       Xilinx Inc(a)                                        5,900       116,761
================================================================================
                                                                      3,335,863
2.29   SOFT DRINKS
       Coca-Cola Co                                        43,524     1,760,981
       Coca-Cola Enterprises                                7,900       174,037
       Pepsi Bottling Group                                 4,900       124,215
       PepsiCo Inc                                         30,299     1,226,504
================================================================================
                                                                      3,285,737
0.26   SPECIALTY CHEMICALS
       Eastman Chemical                                     1,311        44,876
       Englehard Corp                                       2,220        45,976
       Great Lakes Chemical                                   900        20,007
       Hercules Inc(a)                                      1,913        15,859
       International Flavors & Fragrances                   1,615        51,309
       PPG Industries                                       3,017       147,320
       Sigma-Aldrich Corp                                   1,214        54,472
================================================================================
                                                                        379,819
0.41   SPECIALTY STORES
       AutoZone Inc(a)                                      1,721       113,087
       Bed Bath & Beyond(a)                                 5,100       171,003
       Office Depot(a)                                      5,400        72,090
       Staples Inc(a)                                       8,300       142,511
       Tiffany & Co                                         2,600        60,450
       Toys "R" Us(a)                                       3,710        33,538
================================================================================
                                                                        592,679

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

0.08   STEEL
       Allegheny Technologies                               1,462  $      6,681
       Nucor Corp                                           1,412        56,353
       United States Steel                                  1,812        26,002
       Worthington Industries                               1,514        22,967
================================================================================
                                                                        112,003
4.21   SYSTEMS SOFTWARE
       Adobe Systems                                        4,140       109,379
       BMC Software(a)                                      4,100        72,283
       Computer Associates International                   10,076       134,716
       Microsoft Corp(a)                                   93,770     4,450,324
       Novell Inc(a)                                        6,349        20,571
       Oracle Corp(a)                                      93,964     1,130,387
       VERITAS Software(a)                                  7,200       131,414
================================================================================
                                                                      6,049,074
0.91   TELECOMMUNICATIONS EQUIPMENT
       ADC Telecommunications(a)                           14,000        32,200
       Andrew Corp(a)                                       1,713        15,828
       CIENA Corp(a)                                        7,600        44,080
       Comverse Technology(a)                               3,300        31,416
       Corning Inc(a)                                      20,105        82,028
       JDS Uniphase(a)                                     24,800        67,208
       Lucent Technologies(a)                              60,199       111,970
       Motorola Inc                                        40,408       322,456
       QUALCOMM Inc(a)                                     13,800       519,708
       Scientific-Atlanta Inc                               2,722        30,214
       Tellabs Inc(a)                                       7,238        56,384
================================================================================
                                                                      1,313,492
0.03   TIRES & RUBBER
       Cooper Tire & Rubber                                 1,311        18,747
       Goodyear Tire & Rubber                               3,103        16,446
================================================================================
                                                                         35,193
1.06   TOBACCO
       Altria Group                                        36,292     1,374,378
       R.J. Reynolds Tobacco Holdings                       1,500        63,540
       UST Inc                                              2,926        90,413
================================================================================
                                                                      1,528,331
0.12   TRADING COMPANIES & DISTRIBUTORS
       Genuine Parts                                        3,025        89,238
       W.W. Grainger                                        1,626        76,910
================================================================================
                                                                        166,148
0.02   TRUCKING
       Ryder System                                         1,100        24,783
================================================================================
0.40   WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless Services(a)                           47,491       288,270
       Nextel Communications Class A Shrs(a)               16,900       213,278
       Sprint Corp-PCS Group Series 1 Shrs(a)              17,482        65,732
================================================================================
                                                                        567,280

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       TOTAL COMMON STOCKS (COST $175,558,631)                     $138,349,695
================================================================================
3.20   SHORT-TERM INVESTMENTS
0.42   US GOVERNMENT OBLIGATIONS
       US Treasury Bills,  2/27/2003(h)(Amortized
        Cost $609,274)                                 $  610,000       609,530
================================================================================
2.78   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street
         dated 1/31/2003 due 2/3/2003 at 1.220%,
         repurchased at $3,986,405 (Collateralized by
         Federal Home Loan Bank, Bonds, due 11/14/2003
         at 2.500%, value $4,031,721)
         (Cost $3,986,000)                             $3,986,000     3,986,000
================================================================================
       TOTAL SHORT-TERM INVESTMENTS
         (AMORTIZED COST $4,595,274)                                  4,595,530
================================================================================
99.49  TOTAL INVESTMENTS AT VALUE
         (COST $180,153,905)                                        142,945,225
================================================================================
0.51   OTHER ASSETS LESS LIABILITIES                                    733,628
================================================================================
100.00 NET ASSETS AT VALUE                                         $143,678,853
================================================================================

SMALL COMPANY GROWTH FUND
90.53  COMMON STOCKS
0.73   AEROSPACE & DEFENSE
       Alliant Techsystems(a)                              108,500 $  5,898,060
================================================================================
0.51   AIR FREIGHT & COURIERS
       UTI Worldwide(b)                                    171,400    4,079,320
================================================================================
0.98   AIRLINES
       JetBlue Airways(a)(b)                               279,450    7,908,435
================================================================================
0.62   APPAREL, ACCESSORIES & LUXURY GOODS
       Coach Inc(a)(b)                                     157,300    5,025,735
================================================================================
0.50   APPAREL RETAIL
       Gymboree Corp(a)(b)                                 285,000    4,064,100
================================================================================
3.57   APPLICATION SOFTWARE
       Cerner Corp(a)(b)                                   192,600    7,100,969
       Cognos Inc(a)(b)                                    305,500    6,962,345
       Jack Henry & Associates(b)                          503,480    6,223,013
       Quest Software(a)(b)                                563,600    5,714,904
       TIBCO Software(a)                                   487,410    2,734,370
================================================================================
                                                                     28,735,601
0.48   AUTO PARTS & EQUIPMENT
       Advance Auto Parts(a)(b)                             88,000    3,841,200
================================================================================
6.66   BANKS
       City National(b)                                    133,680    6,125,218
       Commerce Bancorp(b)                                 100,200    4,397,778
       Cullen/Frost Bankers(b)                             187,600    5,828,732
       Dime Community Bancshares(b)                        362,700    7,156,071
       Greater Bay Bancorp(b)                              230,200    3,934,118
       Investors Financial Services(b)                     348,600    9,736,398
       New York Community Bancorp(b)                       268,000    7,911,360

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       Silicon Valley Bancshares(a)(b)                    496,900   $ 8,571,525
================================================================================
                                                                     53,661,200
4.79   BIOTECHNOLOGY
       Biotech HOLDRs Trust(b)(c)                          72,700     6,448,490
       Charles River Laboratories International(a)(b)      68,600     2,042,908
       Enzon Pharmaceuticals(a)                           162,700     2,845,623
       Gen-Probe Inc(a)                                   181,800     4,906,782
       IDEXX Laboratories(a)(b)                            96,500     3,340,830
       Medicines Co(a)(b)                                 272,000     4,466,240
       NPS Pharmaceuticals(a)(b)                          179,300     3,994,804
       Scios Inc(a)(b)                                    117,400     3,850,720
       Techne Corp(a)(b)                                   87,800     2,003,596
       Trimeris Inc(a)(b)                                 111,200     4,700,424
================================================================================
                                                                     38,600,417
1.97   BROADCASTING -- RADIO/TV
       Cumulus Media Class A Shrs(a)                      295,700     4,429,586
       Lin TV Corp Class A Shrs(a)(b)                     229,300     5,588,041
       Radio One Class D Shrs(a)(b)                       382,000     5,836,960
================================================================================
                                                                     15,854,587
1.20   CASINOS & GAMING
       Alliance Gaming(a)(b)                              435,100     6,870,229
       Mandalay Resort Group(a)(b)                        108,600     2,789,934
================================================================================
                                                                      9,660,163
0.27   CONSUMER FINANCE
       iDine Rewards Network(a)                           213,700     2,143,411
================================================================================
1.00   DIVERSIFIED COMMERCIAL SERVICES
       Corporate Executive Board(a)(b)                    261,400     8,100,786
================================================================================
2.19   EDUCATION SERVICES
       Career Education(a)(b)                             131,200     6,153,280
       Corinthian Colleges(a)                             198,200     7,224,390
       University of Phoenix Online(a)                    119,933     4,296,000
================================================================================
                                                                     17,673,670
1.38   ELECTRICAL COMPONENTS & EQUIPMENT
       Aeroflex Inc(a)(b)                                 956,860     7,654,880
       Benchmark Electronics(a)(b)                        107,900     3,506,750
================================================================================
                                                                     11,161,630
2.80   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Cognex Corp(a)(b)                                  303,144     6,447,873
       MKS Instruments(a)                                 418,100     5,661,074
       OSI Systems(a)(b)                                  365,900     7,094,801
       Plexus Corp(a)                                     379,800     3,335,024
================================================================================
                                                                     22,538,772
2.16   EMPLOYMENT SERVICES
       FTI Consulting(a)(b)                               239,500     9,855,425
       Heidrick & Struggles International(a)(b)           580,850     7,510,390
================================================================================

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

0.77   ENVIRONMENTAL SERVICES
       Waste Connections(a)(b)                            179,530   $ 6,238,667
================================================================================
1.64   FOOD DISTRIBUTORS
       Performance Food Group(a)(b)                       196,200     6,052,770
       United Natural Foods(a)(b)                         342,500     7,185,650
================================================================================
                                                                     13,238,420
0.76   FOOD RETAIL
       Whole Foods Market(a)(b)                           120,200     6,108,564
================================================================================
1.37   GENERAL MERCHANDISE STORES
       Big Lots(a)(b)                                      79,000       987,500
       Fred's Inc Class A Shrs                            168,600     4,528,765
       Ross Stores(b)                                      95,700     3,733,257
       Tuesday Morning(a)(b)                              104,100     1,790,520
================================================================================
                                                                     11,040,042
2.94   HEALTH CARE DISTRIBUTORS & SERVICES
       Accredo Health(a)                                  195,862     7,346,784
       Covance Inc(a)(b)                                  175,500     4,734,990
       DaVita Inc(a)                                      169,700     4,089,770
       Pharmaceutical Product Development(a)(b)           118,200     3,528,270
       Renal Care Group(a)(b)                             137,800     3,982,420
================================================================================
                                                                     23,682,234
5.08   HEALTH CARE EQUIPMENT
       Advanced Neuromodulation Systems(a)(b)             115,800     4,445,794
       Bio-Rad Laboratories Class A Shrs(a)(b)            129,400     4,580,760
       Biosite Inc(a)(b)                                   91,200     3,260,482
       CTI Molecular Imaging(a)(b)                        278,300     7,330,700
       Integra LifeSciences Holdings(a)(b)                205,200     3,381,696
       Mentor Corp                                        146,200     2,592,126
       Varian Medical Systems(a)(b)                       195,100    10,195,926
       Wilson Greatbatch Technologies(a)(b)               176,000     4,484,480
       Zoll Medical(a)                                     16,100       643,034
================================================================================
                                                                     40,914,998
0.74   HEALTH CARE SUPPLIES
       Cooper Cos(b)                                      233,700     5,985,057
================================================================================
0.77   HOMEBUILDING
       Toll Brothers(a)(b)                                307,500     6,186,900
================================================================================
0.76   INDUSTRIAL MACHINERY
       Kennametal Inc(b)                                  193,500     6,126,210
================================================================================
2.00   INTERNET SOFTWARE & SERVICES
       Overture Services(a)                               232,000     5,389,360
       PEC Solutions(a)(b)                                116,200     3,578,960
       RSA Security(a)                                    673,830     3,712,803
       Websense Inc(a)(b)                                 216,700     3,404,357
================================================================================
                                                                     16,085,480
2.68   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Affiliated Managers Group(a)                       129,500     6,013,980
       Eaton Vance(b)                                     283,700     7,875,512

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       Raymond James Financial                            301,600   $ 7,690,800
================================================================================
                                                                     21,580,292
1.96   INVESTMENT COMPANIES
       Nasdaq-100 Trust Series 1 Shrs(a)(b)               645,600    15,765,552
================================================================================
4.16   IT CONSULTING & SERVICES
       Anteon International(a)                             80,300     1,814,780
       BISYS Group(a)(b)                                  411,900     6,508,020
       Cognizant Technology Solutions Class A Shrs(a)(b)   64,800     3,906,792
       Manhattan Associates(a)(b)                         148,000     3,572,720
       MAXIMUS Inc(a)(b)                                  150,900     3,605,001
       SI International(a)                                227,300     2,543,487
       SRA International Class A Shrs(a)                  171,099     4,455,418
       Tier Technologies Class B Shrs(a)(b)               506,780     7,125,327
================================================================================
                                                                     33,531,545
0.62   LEISURE FACILITIES
       Intrawest Corp                                     432,200     4,978,944
================================================================================
1.00   MANAGED HEALTH CARE
       First Health Group(a)                              166,700     3,914,283
       Mid Atlantic Medical Services(a)(b)                121,400     4,178,588
================================================================================
                                                                      8,092,871
0.68   METAL & GLASS CONTAINERS
       Crown Cork & Seal(a)(b)                            794,400     5,505,192
================================================================================
1.37   MOVIES & ENTERTAINMENT
       Pixar Inc(a)(b)                                    105,200     5,784,948
       Regal Entertainment Group Class A Shrs             273,900     5,264,358
================================================================================
                                                                     11,049,306
1.72   NETWORKING EQUIPMENT
       Foundry Networks(a)(b)                             682,900     5,668,070
       NetScreen Technologies(a)                          415,800     8,187,102
================================================================================
                                                                     13,855,172
0.56   OFFICE ELECTRONICS
       Zebra Technologies Class A Shrs(a)(b)               80,500     4,496,730
================================================================================
2.91   OIL & GAS DRILLING
       Patterson-UTI Energy(a)(b)                         286,300     8,735,013
       Precision Drilling(a)                              246,000     8,383,680
       Pride International(a)                             453,400     6,347,600
================================================================================
                                                                     23,466,293
3.25   OIL & GAS EQUIPMENT & SERVICES
       FMC Technologies(a)                                218,900     4,248,849
       Maverick Tube(a)                                   442,000     6,780,280
       National-Oilwell Inc(a)(b)                         337,600     6,897,168
       Smith International(a)(b)                          258,400     8,227,456
================================================================================
                                                                     26,153,753
2.38   OIL & GAS EXPLORATION, PRODUCTION &
          TRANSPORTATION
       Evergreen Resources(a)                             154,400     6,680,888
       Forest Oil(a)(b)                                   248,500     5,964,000

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       Spinnaker Exploration(a)                           330,200   $ 6,561,074
================================================================================
                                                                     19,205,962
1.37   PACKAGED FOODS & MEATS
       American Italian Pasta Class A Shrs(a)(b)          281,200    11,051,160
================================================================================
0.45   PERSONAL PRODUCTS
       NBTY Inc(a)(b)                                     197,900     3,603,759
================================================================================
1.32   PHARMACEUTICALS
       Atrix Laboratories(a)(b)                            90,300     1,029,420
       Connetics Corp(a)(b)                               309,500     4,020,405
       Neurocrine Biosciences(a)(b)                       128,200     5,560,034
================================================================================
                                                                     10,609,859
1.13   PUBLISHING & PRINTING
       Getty Images(a)                                    138,700     4,056,975
       McClatchy Co Class A Shrs                           89,100     5,020,785
================================================================================
                                                                      9,077,760
0.54   REINSURANCE
       RenaissanceRe Holdings Ltd                         109,900     4,315,773
================================================================================
1.95   RESTAURANTS
       California Pizza Kitchen(a)(b)                     238,800     5,814,780
       P.F. Chang's China Bistro(a)(b)                    143,000     5,040,750
       Panera Bread Class A Shrs(a)(b)                    166,900     4,910,198
================================================================================
                                                                     15,765,728
1.69   SEMICONDUCTOR EQUIPMENT
       ATMI Inc(a)(b)                                     296,400     5,267,028
       Cymer Inc(a)(b)                                    132,400     4,092,484
       Varian Semiconductor Equipment Associates(a)(b)    163,800     4,248,972
================================================================================
                                                                     13,608,484
3.26   SEMICONDUCTORS
       Cree Inc(a)(b)                                     244,400     4,389,424
       Exar Corp(a)(b)                                    607,660     7,869,197
       OmniVision Technologies(a)(b)                      261,000     3,557,430
       QLogic Corp(a)(b)                                   88,700     2,951,936
       Semtech Corp(a)(b)                                 314,700     4,191,804
       Skyworks Solutions(a)(b)                           470,900     3,277,464
================================================================================
                                                                     26,237,255
2.34   SPECIALTY STORES
       Hollywood Entertainment(a)(b)                      438,400     5,848,256
       Linens 'n Things(a)(b)                             313,400     7,305,354
       Pier 1 Imports(b)                                  335,500     5,686,725
================================================================================
                                                                     18,840,335
1.80   TELECOMMUNICATIONS EQUIPMENT
       ADTRAN Inc(a)(b)(i)                                110,200     3,708,230
       Advanced Fibre Communications(a)(b)                227,400     3,840,786
       Anaren Inc(a)(b)                                   142,600     1,105,150
       Tekelec(a)(b)                                      680,700     5,813,178
================================================================================
                                                                     14,467,344

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

2.31   TRUCKING
       Arkansas Best(a)(b)                                214,300   $ 5,188,203
       J.B. Hunt Transport Services(a)(b)                 277,100     7,656,273
       Yellow Corp(a)(b)                                  245,900     5,744,716
================================================================================
                                                                     18,589,192
0.44   WIRELESS TELECOMMUNICATION SERVICES
       Boston Communications Group(a)(b)                  280,800     3,574,584
================================================================================
       TOTAL COMMON STOCKS (COST $741,553,703)                      729,342,319
================================================================================
9.21   SHORT-TERM INVESTMENTS
4.72   COMMERCIAL PAPER -- CONSUMER RECEIVABLES
       New Center Asset Trust, Series 1, Discount
         Notes 1.310%, 2/3/2003 (Amortized Cost
         $37,997,234)                                $ 38,000,000    37,997,234
================================================================================
4.35   INVESTMENT COMPANIES
       INVESCO Treasurer's Series Money Market
         Reserve Fund(d) 1.203% (Cost $35,025,120)     35,025,120    35,025,120
================================================================================
0.14   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street
         dated 1/31/2003 due 2/3/2003 at 1.220%,
         repurchased at $1,135,115 (Collateralized
         by Federal Home Loan Bank, Bonds, due
         11/14/2003 at 2.500%, value $1,151,202)
         (Cost $1,135,000)                           $  1,135,000     1,135,000
================================================================================
       TOTAL SHORT-TERM INVESTMENTS
         (AMORTIZED COST $74,157,354)                                74,157,354
================================================================================
99.74  TOTAL INVESTMENTS AT VALUE
         (COST $815,711,057)                                        803,499,673
================================================================================
0.26   OTHER ASSETS LESS LIABILITIES                                  2,113,720
================================================================================
100.00 NET ASSETS AT VALUE                                         $805,613,393
================================================================================

VALUE EQUITY FUND
97.18  COMMON STOCKS
2.95   AEROSPACE & DEFENSE
       L-3 Communications Holdings(a)                      11,100   $   496,947
       Lockheed Martin                                     20,000     1,021,000
       United Technologies                                 19,700     1,252,526
================================================================================
                                                                      2,770,473
1.21   AGRICULTURAL PRODUCTS
       Bunge Ltd                                           43,600     1,133,600
================================================================================
1.22   ALUMINUM
       Alcoa Inc                                           58,000     1,146,660
================================================================================
11.11  BANKS
       Bank of America                                     41,964     2,939,578
       Bank One                                            40,800     1,489,608
       Mellon Financial                                    65,300     1,493,411
       Wachovia Corp                                       45,400     1,633,038
       Wells Fargo & Co                                    60,600     2,870,622
================================================================================
                                                                     10,426,257

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

2.31   BREWERS
       Anheuser-Busch Cos                                  45,600   $ 2,164,632
================================================================================
3.11   COMPUTER HARDWARE
       Hewlett-Packard Co                                  88,100     1,533,821
       International Business Machines                     17,700     1,384,671
================================================================================
                                                                      2,918,492
2.13   DIVERSIFIED CHEMICALS
       Dow Chemical                                        35,000     1,017,100
       Olin Corp                                           61,000       983,320
================================================================================
                                                                      2,000,420
4.75   DIVERSIFIED FINANCIAL SERVICES
       Citigroup Inc                                       89,926     3,091,656
       JP Morgan Chase & Co                                58,800     1,372,392
================================================================================
                                                                      4,464,048
3.07   ELECTRIC UTILITIES
       Dominion Resources                                  19,400     1,051,286
       FPL Group                                           17,000       992,630
       NiSource Inc                                        47,000       835,190
================================================================================
                                                                      2,879,106
1.07   ELECTRICAL COMPONENTS & EQUIPMENT
       SPX Corp(a)                                         27,000     1,001,700
================================================================================
1.25   ENVIRONMENTAL SERVICES
       Waste Management                                    50,900     1,170,191
================================================================================
1.56   GENERAL MERCHANDISE STORES
       Target Corp                                         52,000     1,466,920
================================================================================
0.82   HOUSEHOLD PRODUCTS
       Procter & Gamble                                     9,000       770,130
================================================================================
1.74   INDUSTRIAL CONGLOMERATES
       General Electric                                    70,700     1,635,998
================================================================================
1.23   INDUSTRIAL GASES
       Praxair Inc                                         21,100     1,150,794
================================================================================
3.84   INDUSTRIAL MACHINERY
       Danaher Corp                                        17,000     1,043,970
       Illinois Tool Works                                 22,515     1,369,362
       ITT Industries                                      21,200     1,190,592
================================================================================
                                                                      3,603,924
2.39   INSURANCE BROKERS
       Marsh & McLennan                                    52,700     2,246,601
================================================================================
5.58   INTEGRATED OIL & GAS
       BP PLC Sponsored ADR Representing 6 Ord Shrs        55,700     2,172,857
       Exxon Mobil                                         89,800     3,066,670
================================================================================
                                                                      5,239,527
4.85   INTEGRATED TELECOMMUNICATION SERVICES
       BellSouth Corp                                      50,000     1,139,000
       SBC Communications                                  57,602     1,407,793

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

       Verizon Communications                              52,500   $ 2,009,700
================================================================================
                                                                      4,556,493
5.89   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Janus Capital Group                                 71,600       908,604
       Lehman Brothers Holdings                            49,500     2,699,235
       Merrill Lynch & Co                                  55,000     1,926,100
================================================================================
                                                                      5,533,939
1.64   IT CONSULTING & SERVICES
       Accenture Ltd(a)                                    38,100       630,555
       Veridian Corp(a)                                    42,900       905,190
================================================================================
                                                                      1,535,745
3.02   MARINE
       Tsakos Energy Navigation Ltd                       191,400     2,838,462
================================================================================
0.97   OIL & GAS DRILLING
       Noble Corp(a)                                       26,500       908,420
================================================================================
1.35   OIL & GAS EXPLORATION, PRODUCTION &
         TRANSPORTATION
       Kerr-McGee Corp                                     30,400     1,269,808
================================================================================
3.34   PACKAGED FOODS & MEATS
       Hershey Foods                                       14,500       935,250
       H.J. Heinz                                          34,100     1,101,771
       Kellogg Co                                          32,900     1,098,860
================================================================================
                                                                      3,135,881
2.08   PAPER PRODUCTS
       Bowater Inc                                         29,000     1,178,850
       International Paper                                 21,600       771,120
================================================================================
                                                                      1,949,970
7.74   PHARMACEUTICALS
       Bristol-Myers Squibb                                41,600       981,344
       Eli Lilly & Co                                      16,000       963,840
       Merck & Co                                          39,200     2,171,288
       Pfizer Inc                                          70,000     2,125,200
       Pharmacia Corp                                      24,600     1,027,542
================================================================================
                                                                      7,269,214
0.99   PROPERTY & CASUALTY INSURANCE
       St Paul                                             28,600       933,504
================================================================================
3.56   PUBLISHING & PRINTING
       Gannett Co                                          13,800     1,002,708
       McGraw-Hill Cos                                     39,500     2,339,190
================================================================================
                                                                      3,341,898
1.44   RAILROADS
       Union Pacific                                       23,700     1,352,322
================================================================================
1.16   REAL ESTATE INVESTMENT TRUSTS
       iStar Financial                                     38,800     1,086,012
================================================================================
0.53   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)                                41,500       496,755
================================================================================

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

3.07   SEMICONDUCTORS
       Analog Devices(a)                                   16,400   $   392,452
       Intel Corp                                          75,300     1,179,198
       Texas Instruments                                   82,500     1,311,750
================================================================================
                                                                      2,883,400
1.38   SPECIALTY CHEMICALS
       Potash Corp of Saskatchewan                         21,500     1,293,655
================================================================================
2.09   TELECOMMUNICATIONS EQUIPMENT
       General Motors Class H Shrs(a)                      53,600       546,720
       Nokia Corp Sponsored ADR Representing Ord Shrs      98,300     1,414,537
================================================================================
                                                                      1,961,257
0.74   TOBACCO
       Altria Group                                        18,400       696,808
================================================================================
       TOTAL COMMON STOCKS (COST $92,137,110)                        91,233,016
================================================================================
2.62   SHORT-TERM INVESTMENTS
2.13   INVESTMENT COMPANIES
       INVESCO Treasurer's Series Money Market Reserve
         Fund(d) 1.203% (Cost $2,000,066)               2,000,066     2,000,066
================================================================================
0.49   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street
         dated 1/31/2003 due 2/3/2003 at 1.220%,
         repurchased at $461,047 (Collateralized by
         Freddie Mac, Reference Notes, due 11/15/2004
         at 3.250%, value $475,613) (Cost $461,000)  $    461,000       461,000
================================================================================
       TOTAL SHORT-TERM INVESTMENTS
         (COST $2,461,066)                                            2,461,066
================================================================================
99.80  TOTAL INVESTMENTS AT VALUE
         (COST $94,598,176)                                          93,694,082
================================================================================
0.20   OTHER ASSETS LESS LIABILITIES                                    183,253
================================================================================
100.00 NET ASSETS AT VALUE                                          $93,877,335
================================================================================

(a)  Security is non-income producing.

(b) Loaned security, a portion or all of the security is on loan at January 31, 2003.

(c)  HOLDRs - Holding Company Depositary Receipts.

(d)  Security is an affiliated company (Note 5).

(e) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(f) Security contains an adjustable rate feature. Rate shown reflects current rate which may change at a future date.

(g) All common stock securities have been designated as collateral for futures contracts.

(h) Security has been designated as collateral for variation margin of futures contracts.

(i) Security or a portion of the security has been designated as collateral for written options.

(j)  The following is a restricted security at January 31, 2003:

SCHEDULE OF RESTRICTED AND ILLIQUID
  SECURITIES

                                                                            % OF
                                        ACQUISITION    ACQUISITION    NET ASSETS
DESCRIPTION                                    DATE           COST      AT VALUE
--------------------------------------------------------------------------------
DYNAMICS FUND
Calient Networks, Pfd, Series D Shrs        12/8/00    $   648,056         0.00%
================================================================================


FUTURES CONTRACTS
OPEN AT JANUARY 31, 2003

                                           NUMBER OF          FACE        MARKET
                            POSITION       CONTRACTS        AMOUNT         VALUE
--------------------------------------------------------------------------------
S&P 500 Index Fund
S&P 500 Index
  (Expires March 2003)          Long              20   $     5,000  $  4,273,500
================================================================================


OPTION CONTRACTS


                 NUMBER OF     EXPIRATION      EXERCISE      PREMIUM      MARKET
                 CONTRACTS           DATE         PRICE     RECEIVED       VALUE
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND
OPTIONS WRITTEN
CALLS
ADTRAN Inc          (481)         2/22/03        $   40  $   123,613  $  (8,417)
================================================================================

See Notes to Financial Statements

FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
INVESCO STOCK FUNDS, INC.
JANUARY 31, 2003
UNAUDITED


                                                  DYNAMICS               GROWTH
                                                      FUND                 FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                              $  3,268,453,416       $  449,268,702
================================================================================
  At Value(a)                             $  3,423,101,156       $  427,576,360
Cash                                                   517                    0
Receivables:
  Investment Securities Sold                    31,826,405            4,958,945
  Fund Shares Sold                              18,346,431              827,819
  Dividends and Interest                           539,044              263,943
Other Investments (Note 6)                      23,830,047              207,000
Prepaid Expenses and Other Assets                  756,881              112,394
================================================================================
TOTAL ASSETS                                 3,498,400,481          433,946,461
================================================================================
LIABILITIES
Payables:
  Custodian                                              0                  107
  Investment Securities Purchased               26,425,560            6,394,962
  Fund Shares Repurchased                       15,675,700            1,134,508
  Securities Loaned                             23,830,047              207,000
Accrued Distribution Expenses
  Investor Class                                   738,373               92,005
  Class A                                            2,375                  184
  Class B                                              676                   32
  Class C                                           12,556                2,601
  Class K                                           14,277                  908
Accrued Expenses and Other Payables                446,571              157,342
================================================================================
TOTAL LIABILITIES                               67,146,135            7,989,649
================================================================================
NET ASSETS AT VALUE                       $  3,431,254,346       $  425,956,812
================================================================================
NET ASSETS
Paid-in Capital(b)                        $  7,568,553,441       $2,036,052,090
Accumulated Undistributed Net Investment
  Loss                                         (15,021,500)          (1,968,436)
Accumulated Undistributed Net Realized
  Loss on Investment Securities and Foreign
  Currency Transactions                     (4,276,925,335)      (1,586,434,500)
Net Appreciation (Depreciation) of
  Investment Securities and Foreign
  Currency Transactions                        154,647,740          (21,692,342)
================================================================================
NET ASSETS AT VALUE, Applicable to Shares
  Outstanding                             $  3,431,254,346       $  425,956,812
================================================================================
NET ASSETS AT VALUE:
  Institutional Class                     $     27,813,616                   --
================================================================================
  Investor Class                          $  3,344,048,183       $  421,368,272
================================================================================
  Class A                                 $      9,151,696       $      182,528
================================================================================
  Class B                                 $        823,297       $       27,579
================================================================================
  Class C                                 $     12,330,267       $    2,747,084
================================================================================
  Class K                                 $     37,087,287       $    1,631,349
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO STOCK FUNDS, INC.
JANUARY 31, 2003
UNAUDITED


                                                      DYNAMICS           GROWTH
                                                          FUND             FUND
                                                    (CONTINUED)      (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Institutional Class                                2,597,729               --
  Investor Class                                   315,169,562      280,421,301
  Class A                                              860,973          122,415
  Class B                                               78,072           18,490
  Class C                                            1,192,021        1,883,166
  Class K                                            3,513,025        1,188,370
================================================================================
NET ASSET VALUE PER SHARE:
  Institutional Class, Offering and Redemption
    Price per Share                              $       10.71               --
  Investor Class, Offering and Redemption Price
    per Share                                    $       10.61     $       1.50
  Class A
    Redemption Price per Share                   $       10.63     $       1.49
    Offering Price per Share (Maximum sales
      charge of 5.50%)                           $       11.25     $       1.58
  Class B, Offering and Redemption Price
    per Share                                    $       10.55     $       1.49
  Class C, Offering and Redemption Price
    per Share                                    $       10.34     $       1.46
  Class K, Offering and Redemption Price
    per Share                                    $       10.56     $       1.37
================================================================================

(a) Investment securities at cost and value at January 31, 2003 include repurchase agreements of $14,948,000 and $316,000 for Dynamics and Growth Funds, respectively.

(b) The INVESCO Stock Funds, Inc. have 10 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 2.4 billion have been allocated to Dynamics Fund and 2.6 billion to Growth Fund: 200 million to Dynamics Fund - Institutional Class, 1 billion to Dynamics Fund - Investor Class, 300 million to each addiional class of Dynamics Fund, 1 billion to Growth Fund - Investor Class and 400 million to each additional class of Growth Fund.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO STOCK FUNDS, INC.
JANUARY 31, 2003
UNAUDITED

                                                      GROWTH &          S&P 500
                                                   INCOME FUND       INDEX FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                     $  40,789,795    $ 180,153,905
================================================================================
  At Value(a)                                    $  38,674,479    $ 142,945,225
Receivables:
  Investment Securities Sold                           501,376               46
  Fund Shares Sold                                      68,958          809,003
  Dividends and Interest                                38,115          175,361
  Variation Margin on Futures Contracts                      0           72,295
Prepaid Expenses and Other Assets                       26,723           57,301
================================================================================
TOTAL ASSETS                                        39,309,651      144,059,231
================================================================================
LIABILITIES
Payables:
  Custodian                                             62,885           98,284
  Distributions to Shareholders                              0            6,430
  Investment Securities Purchased                      468,750                0
  Fund Shares Repurchased                               26,205          223,330
Accrued Distribution Expenses
  Investor Class                                         8,134           30,674
  Class A                                                  208               --
  Class B                                                   41               --
  Class C                                                  816               --
  Class K                                                   39               --
Accrued Expenses and Other Payables                     10,161           21,660
================================================================================
TOTAL LIABILITIES                                      577,239          380,378
================================================================================
NET ASSETS AT VALUE                              $  38,732,412    $ 143,678,853
================================================================================
NET ASSETS
Paid-in Capital(b)                               $ 135,485,370    $ 198,497,696
Accumulated Undistributed Net Investment
  Income (Loss)                                        (90,933)          15,288
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Futures Contracts      (94,546,709)     (17,319,196)
Net Depreciation of Investment Securities and
  Futures Contracts                                 (2,115,316)     (37,514,935)
================================================================================
NET ASSETS AT VALUE, Applicable to Shares
  Outstanding                                    $  38,732,412    $ 143,678,853
================================================================================
NET ASSETS AT VALUE:
  Institutional Class                                       --    $     284,962
================================================================================
  Investor Class                                 $  37,388,038    $ 143,393,891
================================================================================
  Class A                                        $     234,820               --
================================================================================
  Class B                                        $      53,674               --
================================================================================
  Class C                                        $     947,326               --
================================================================================
  Class K                                        $     108,554               --
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO STOCK FUNDS, INC.
JANUARY 31, 2003
UNAUDITED
                                                      GROWTH &          S&P 500
                                                   INCOME FUND       INDEX FUND
                                                    (CONTINUED)      (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Institutional Class                                       --           32,950
  Investor Class                                     6,606,706       15,926,669
  Class A                                               41,452               --
  Class B                                                9,546               --
  Class C                                              171,251               --
  Class K                                               19,243               --
================================================================================
NET ASSET VALUE PER SHARE:
  Institutional Class, Offering and Redemption
    Price per Share                                         --    $        8.65
  Investor Class, Offering and Redemption Price
    per Share                                     $       5.66    $        9.00
  Class A
    Redemption Price per Share                    $       5.66               --
    Offering Price per Share (Maximum sales
      charge of 5.50%)                            $       5.99               --
  Class B, Offering and Redemption Price per
    Share                                         $       5.62               --
  Class C, Offering and Redemption Price per
    Share                                         $       5.53               --
  Class K, Offering and Redemption Price per
    Share                                         $       5.64               --
================================================================================

(a) Investment securities at cost and value at January 31, 2003 includes a repurchase agreement of $3,986,000 for S&P 500 Index Fund.

(b) The INVESCO Stock Funds, Inc. have 10 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 500 million have been allocated to Growth & Income Fund and 200 million have been allocated to S&P 500 Index Fund: 100 million to each class.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO STOCK FUNDS, INC.
JANUARY 31, 2003
UNAUDITED
                                                         SMALL            VALUE
                                                       COMPANY           EQUITY
                                                   GROWTH FUND             FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                    $  815,711,057    $  94,598,176
================================================================================
  At Value(a)                                   $  803,499,673    $  93,694,082
Cash                                                       705              810
Receivables:
  Investment Securities Sold                        10,190,200                0
  Fund Shares Sold                                   7,848,289          195,124
  Dividends and Interest                               140,105          138,082
Other Investments (Note 6)                         109,046,829                0
Prepaid Expenses and Other Assets                      162,707           40,949
================================================================================
TOTAL ASSETS                                       930,888,508       94,069,047
================================================================================
LIABILITIES
Options Written at Value (Premiums Received
  $123,613 and $0, respectively)                         8,417                0
Payables:
  Distributions to Shareholders                              0            4,009
  Investment Securities Purchased                   14,633,875                0
  Fund Shares Repurchased                            1,276,990          122,951
  Securities Loaned                                109,046,829                0
Accrued Distribution Expenses
  Investor Class                                       158,010           20,135
  Class A                                                1,010               57
  Class B                                                  187              220
  Class C                                                2,809            1,001
  Class K                                               26,110               --
Accrued Expenses and Other Payables                    120,878           43,339
================================================================================
TOTAL LIABILITIES                                  125,275,115          191,712
================================================================================
NET ASSETS AT VALUE                             $  805,613,393    $  93,877,335
================================================================================
NET ASSETS
Paid-in Capital(b)                              $1,596,707,398    $ 100,590,347
Accumulated Undistributed Net Investment Loss       (4,860,901)         (21,427)
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Option Contracts      (774,136,916)      (5,787,491)
Net Depreciation of Investment Securities
  and Option Contracts                             (12,096,188)        (904,094)
================================================================================
NET ASSETS AT VALUE, Applicable to Shares
  Outstanding                                   $  805,613,393    $  93,877,335
================================================================================
NET ASSETS AT VALUE:
  Investor Class                                $  733,253,307    $  91,815,917
================================================================================
  Class A                                       $    3,478,333    $     674,106
================================================================================
  Class B                                       $      218,725    $     248,919
================================================================================
  Class C                                       $    1,089,468    $   1,138,393
================================================================================
  Class K                                       $   67,573,560               --
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO STOCK FUNDS, INC.
JANUARY 31, 2003
UNAUDITED

                                                         SMALL            VALUE
                                                       COMPANY           EQUITY
                                                   GROWTH FUND             FUND
                                                    (CONTINUED)      (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                                    90,516,889        6,011,778
  Class A                                              428,837           44,629
  Class B                                               27,122           16,340
  Class C                                              140,104           76,118
  Class K                                            8,336,983               --
================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and Redemption Price
  per Share                                     $         8.10    $       15.27
  Class A
    Redemption Price per Share                  $         8.11    $       15.10
    Offering Price per Share (Maximum sales
      charge of 5.50%)                          $         8.58    $       15.98
  Class B, Offering and Redemption Price
    per Share                                   $         8.06    $       15.23
  Class C, Offering and Redemption Price per
    Share                                       $         7.78    $       14.96
  Class K, Offering and Redemption Price per
    Share                                       $         8.11               --
================================================================================

(a) Investment securities at cost and value at January 31, 2003 include repurchase agreements of $1,135,000 and $461,000 for Small Company Growth and Value Equity Funds, respectively.

(b) The INVESCO Stock Funds, Inc. have 10 billion authorized shares of common stock, par value of $0.01 per share. Of such shares,1.3 billion have been allocated to Small Company Growth Fund and 500 million have been allocated to the Value Equity Fund: 500 million to Small Company Growth Fund - Investor Class, 200 million to each additional class of Small Company Growth Fund and 100 million to each class of Value Equity Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO STOCK FUNDS, INC.
SIX MONTHS ENDED JANUARY 31, 2003 (NOTE 1)
UNAUDITED

                                                      DYNAMICS           GROWTH
                                                          FUND             FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                        $   6,503,240     $  2,563,991
Interest                                               919,735          227,152
Securities Loaned Income                               185,771           11,209
  Foreign Taxes Withheld                               (38,441)               0
================================================================================
  TOTAL INCOME                                       7,570,305        2,802,352
================================================================================
EXPENSES
Investment Advisory Fees                             9,124,154        1,435,400
Distribution Expenses                                4,718,888          627,841
Transfer Agent Fees                                 12,735,077        2,063,354
Administrative Services Fees                           840,744          115,224
Custodian Fees and Expenses                            269,480           46,572
Directors' Fees and Expenses                           141,324           27,188
Interest Expenses                                       27,308              505
Professional Fees and Expenses                          95,952           27,221
Registration Fees and Expenses - Institutional Class     5,338               --
Registration Fees and Expenses - Investor Class        285,842          118,461
Registration Fees and Expenses - Class A                   425              425
Registration Fees and Expenses - Class B                   425              425
Registration Fees and Expenses - Class C                 1,723              594
Registration Fees and Expenses - Class K                 1,471            1,313
Reports to Shareholders                                462,821          274,866
Other Expenses                                         116,395           16,785
================================================================================
  TOTAL EXPENSES                                    28,827,367        4,756,174
  Fees and Expenses Absorbed/Reimbursed by
    Investment Adviser                              (6,262,959)         (48,668)
  Fees and Expenses Paid Indirectly                   (226,877)         (38,542)
================================================================================
    NET EXPENSES                                    22,337,531        4,668,964
================================================================================
NET INVESTMENT LOSS                                (14,767,226)      (1,866,612)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on:
  Investment Securities                           (597,235,174)    (101,133,334)
  Foreign Currency Transactions                        (20,282)               0
================================================================================
    Total Net Realized Loss                       (597,255,456)    (101,133,334)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                            567,222,441       60,100,506
  Foreign Currency Transactions                        438,040                0
================================================================================
    Total Change in Net Appreciation/Depreciation  567,660,481       60,100,506
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                (29,594,975)     (41,032,828)
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                $ (44,362,201)   $ (42,899,440)
================================================================================

See Notes to Financial Statements

INVESCO STOCK FUNDS, INC.
SIX MONTHS ENDED JANUARY 31, 2003
UNAUDITED


                                                      GROWTH &          S&P 500
                                                   INCOME FUND       INDEX FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                        $     199,239     $  1,213,434
Interest                                                50,496           45,660
  Foreign Taxes Withheld                                  (192)               0
================================================================================
  TOTAL INCOME                                         249,543        1,259,094
================================================================================
EXPENSES
Investment Advisory Fees                               165,732          174,097
Distribution Expenses                                   59,529          173,682
Transfer Agent Fees                                    267,145          268,263
Administrative Services Fees                            14,944           36,337
Custodian Fees and Expenses                              7,776           18,218
Directors' Fees and Expenses                             9,396           10,777
Interest Expenses                                          665                0
Professional Fees and Expenses                          13,265           13,813
Registration Fees and Expenses - Institutional Class        --            4,768
Registration Fees and Expenses - Investor Class          8,629           12,599
Registration Fees and Expenses - Class A                   425               --
Registration Fees and Expenses - Class B                   425               --
Registration Fees and Expenses - Class C                   593               --
Registration Fees and Expenses - Class K                 1,337               --
Reports to Shareholders                                 71,146           48,301
Other Expenses                                           2,091            4,179
================================================================================
  TOTAL EXPENSES                                       623,098          765,034
  Fees and Expenses Absorbed/Reimbursed by
    Investment Adviser                                (287,312)        (312,663)
  Fees and Expenses Paid Indirectly                        (37)            (216)
================================================================================
    NET EXPENSES                                       335,749          452,155
================================================================================
NET INVESTMENT INCOME (LOSS)                           (86,206)         806,939
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on:
  Investment Securities                             (9,635,967)        (858,606)
  Futures Contracts                                          0         (247,327)
================================================================================
    Total Net Realized Loss                         (9,635,967)      (1,105,933)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                              5,686,886       (8,351,326)
  Futures Contracts                                          0         (314,550)
================================================================================
    Total Change in Net Appreciation/Depreciation    5,686,886       (8,665,876)
================================================================================
NET LOSS ON INVESTMENT SECURITIES AND
  FUTURES CONTRACTS                                 (3,949,081)      (9,771,809)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS       $  (4,035,287)    $ (8,964,870)
================================================================================

See Notes to Financial Statements

INVESCO STOCK FUNDS, INC.
SIX MONTHS ENDED JANUARY 31, 2003
UNAUDITED

                                                         SMALL            VALUE
                                                       COMPANY           EQUITY
                                                   GROWTH FUND             FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                        $     948,406     $  1,155,740
Dividends from Affiliated Investment Companies          25,121               66
Interest                                               720,889           46,122
Securities Loaned Income                                74,531                0
  Foreign Taxes Withheld                                (6,711)          (6,069)
================================================================================
  TOTAL INCOME                                       1,762,236        1,195,859
================================================================================
EXPENSES
Investment Advisory Fees                             2,907,870          392,837
Distribution Expenses                                1,165,882          136,803
Transfer Agent Fees                                  3,760,892          335,387
Administrative Services Fees                           199,609           28,570
Custodian Fees and Expenses                             69,876           11,540
Directors' Fees and Expenses                            38,924           11,827
Interest Expenses                                            0            1,061
Professional Fees and Expenses                          33,080           14,190
Registration Fees and Expenses - Investor Class         77,626           13,036
Registration Fees and Expenses - Class A                   428              427
Registration Fees and Expenses - Class B                   425              428
Registration Fees and Expenses - Class C                   605              650
Registration Fees and Expenses - Class K                   535               --
Reports to Shareholders                                134,401           47,081
Other Expenses                                          27,592            4,121
================================================================================
  TOTAL EXPENSES                                     8,417,745          997,958
  Fees and Expenses Absorbed/Reimbursed by
    Investment Adviser                              (1,849,270)        (311,107)
  Fees and Expenses Paid Indirectly                     (1,125)             (77)
================================================================================
    NET EXPENSES                                     6,567,350          686,774
================================================================================
NET INVESTMENT INCOME (LOSS)                        (4,805,114)         509,085
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on:
  Investment Securities                            (96,054,291)      (3,802,697)
  Option Contracts                                    (145,589)               0
================================================================================
    Total Net Realized Loss                        (96,199,880)      (3,802,697)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                             67,164,835       (3,059,425)
  Option Contracts                                     115,196                0
================================================================================
    Total Change in Net Appreciation/Depreciation   67,280,031       (3,059,425)
================================================================================
NET LOSS ON INVESTMENT SECURITIES AND
  OPTION CONTRACTS                                 (28,919,849)      (6,862,122)
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                $ (33,724,963)    $ (6,353,037)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
DYNAMICS FUND

                                                        SIX MONTHS
                                                             ENDED          YEAR ENDED
                                                        JANUARY 31             JULY 31
---------------------------------------------------------------------------------------
                                                              2003                2002
                                                           (Note 1)            (Note 1)
                                                         UNAUDITED
OPERATIONS
Net Investment Loss                               $    (14,767,226)   $    (47,390,082)
Net Realized Loss                                     (597,255,456)     (2,394,287,069)
Change in Net Appreciation/Depreciation                567,660,481          62,507,291
=======================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS             (44,362,201)     (2,379,169,860)
=======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Institutional Class                                            0             (14,953)
  Investor Class                                                 0          (8,421,070)
  Class C                                                        0             (80,624)
  Class K                                                        0             (84,604)
=======================================================================================
TOTAL DISTRIBUTIONS                                              0          (8,601,251)
=======================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Institutional Class                                    8,081,137          35,692,949
  Investor Class                                     6,618,774,711      14,256,183,765
  Class A                                               46,957,718           8,734,823
  Class B                                                  476,132             500,161
  Class C                                              259,550,061       1,220,215,124
  Class K                                               10,578,202          80,446,673
Reinvestment of Distributions
  Institutional Class                                            0              14,947
  Investor Class                                                 0           8,219,289
  Class C                                                        0              52,260
  Class K                                                        0              81,490
Net Assets Received from Acquisition of INVESCO
  Endeavor Fund (Note 3)
  Investor Class                                        47,634,088                  --
  Class A                                                  507,690                  --
  Class B                                                   12,735                  --
  Class C                                                  838,403                  --
  Class K                                                      985                  --
=======================================================================================
                                                     6,993,411,862      15,610,141,481
Amounts Paid for Repurchases of Shares
  Institutional Class                                   (5,144,824)         (9,426,772)
  Investor Class                                    (6,970,188,721)    (14,785,336,080)
  Class A                                              (39,712,804)         (6,288,847)
  Class B                                                  (40,973)             (4,882)
  Class C                                             (259,341,024)     (1,229,382,393)
  Class K                                              (17,292,717)        (20,987,745)
=======================================================================================
                                                    (7,291,721,063)    (16,051,426,719)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        (298,309,201)       (441,285,238)
=======================================================================================
TOTAL DECREASE IN NET ASSETS                          (342,671,402)     (2,829,056,349)
NET ASSETS
Beginning of Period                                  3,773,925,748       6,602,982,097
=======================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($15,021,500) and
  ($254,274), respectively)                       $  3,431,254,346    $  3,773,925,748
=======================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
GROWTH FUND
                                                        SIX MONTHS
                                                             ENDED          YEAR ENDED
                                                        JANUARY 31             JULY 31
---------------------------------------------------------------------------------------
                                                              2003                2002
                                                         UNAUDITED             (Note 1)

OPERATIONS
Net Investment Loss                               $     (1,866,612)   $    (10,389,125)
Net Realized Loss                                     (101,133,334)       (937,036,510)
Change in Net Appreciation/Depreciation                 60,100,506         425,195,008
=======================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS             (42,899,440)       (522,230,627)
=======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Investor Class                                                 0          (8,433,763)
  Class C                                                        0             (67,169)
  Class K                                                        0             (37,778)
=======================================================================================
TOTAL DISTRIBUTIONS                                              0          (8,538,710)
=======================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                       206,131,709          682,767,593
  Class A                                                  658,853              117,396
  Class B                                                   30,426               48,462
  Class C                                                1,350,797            6,388,175
  Class K                                                  577,223            8,562,546
Reinvestment of Distributions
  Investor Class                                                 0            7,887,172
  Class C                                                        0               63,610
  Class K                                                        0               37,714
========================================================================================
                                                       208,749,008          705,872,668
Amounts Paid for Repurchases of Shares
  Investor Class                                      (267,842,209)        (891,104,786)
  Class A                                                 (523,760)              (2,256)
  Class B                                                  (37,718)                   0
  Class C                                               (1,944,441)          (7,911,299)
  Class K                                               (1,592,384)          (4,195,177)
========================================================================================
                                                      (271,940,512)        (903,213,518)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                         (63,191,504)        (197,340,850)
========================================================================================
TOTAL DECREASE IN NET ASSETS                          (106,090,944)        (728,110,187)
NET ASSETS
Beginning of Period                                    532,047,756        1,260,157,943
========================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($1,968,436) and
  ($101,824), respectively)                       $    425,956,812    $     532,047,756
========================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
GROWTH & Income Fund

                                                        SIX MONTHS
                                                             ENDED          YEAR ENDED
                                                        JANUARY 31             JULY 31
---------------------------------------------------------------------------------------
                                                              2003                2002
                                                         UNAUDITED             (Note 1)

OPERATIONS
Net Investment Loss                               $        (86,206)   $       (702,505)
Net Realized Loss                                       (9,635,967)        (50,203,808)
Change in Net Appreciation/Depreciation                  5,686,886          17,515,562
=======================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS              (4,035,287)        (33,390,751)
=======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Investor Class                                                 0            (870,866)
  Class C                                                        0             (20,943)
  Class K                                                        0                (149)
=======================================================================================
TOTAL DISTRIBUTIONS                                              0            (891,958)
=======================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                        23,868,952          63,165,278
  Class A                                                  803,722              54,987
  Class B                                                   50,794               5,991
  Class C                                                1,736,692           2,714,384
  Class K                                                   73,196              70,795
Reinvestment of Distributions
  Investor Class                                                 0             841,595
  Class C                                                        0              20,675
  Class K                                                        0                 148
=======================================================================================
                                                        26,533,356          66,873,853
Amounts Paid for Repurchases of Shares
  Investor Class                                       (26,632,239)        (74,932,736)
  Class A                                                 (571,083)               (207)
  Class C                                               (1,905,757)         (2,855,444)
  Class K                                                  (15,235)             (5,264)
=======================================================================================
                                                       (29,124,314)        (77,793,651)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                          (2,590,958)        (10,919,798)
=======================================================================================
TOTAL DECREASE IN NET ASSETS                            (6,626,245)        (45,202,507)
NET ASSETS
Beginning of Period                                     45,358,657          90,561,164
=======================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($90,933) and ($4,727),
  respectively)                                   $     38,732,412    $     45,358,657
=======================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
S&P 500 INDEX FUND
                                                        SIX MONTHS
                                                             ENDED          YEAR ENDED
                                                        JANUARY 31             JULY 31
---------------------------------------------------------------------------------------
                                                              2003                2002
                                                         UNAUDITED

OPERATIONS
Net Investment Income                             $        806,939    $      1,121,152
Net Realized Loss                                       (1,105,933)         (4,776,216)
Change in Net Appreciation/Depreciation                 (8,665,876)        (33,132,274)
=======================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS              (8,964,870)        (36,787,338)
=======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Institutional Class                                       (2,661)             (6,932)
  Investor Class                                          (797,156)         (1,112,643)
=======================================================================================
TOTAL DISTRIBUTIONS                                       (799,817)         (1,119,575)
=======================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Institutional Class                                       72,833              60,055
  Investor Class                                        43,694,900         113,976,490
Reinvestment of Distributions
  Institutional Class                                        2,661               6,932
  Investor Class                                           779,817           1,086,073
=======================================================================================
                                                        44,550,211         115,129,550
Amounts Paid for Repurchases of Shares
  Institutional Class                                     (108,875)           (153,889)
  Investor Class                                       (26,913,630)        (58,005,970)
=======================================================================================
                                                       (27,022,505)        (58,159,859)
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                          17,527,706          56,969,691
=======================================================================================
TOTAL INCREASE IN NET ASSETS                             7,763,019          19,062,778
NET ASSETS
Beginning of Period                                    135,915,834         116,853,056
=======================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $15,288 and $8,166,
  respectively)                                   $    143,678,853    $    135,915,834
=======================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
SMALL COMPANY GROWTH FUND
                                                        SIX MONTHS
                                                             ENDED          YEAR ENDED
                                                        JANUARY 31             JULY 31
---------------------------------------------------------------------------------------
                                                              2003                2002
                                                         UNAUDITED             (Note 1)

OPERATIONS
Net Investment Loss                               $     (4,805,114)   $    (11,838,207)
Net Realized Loss                                      (96,199,880)       (343,900,434)
Change in Net Appreciation/Depreciation                 67,280,031        (118,826,648)
=======================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS             (33,724,963)       (474,565,289)
=======================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                       587,061,433       1,668,964,619
  Class A                                               13,375,701           5,175,121
  Class B                                                  158,442              83,804
  Class C                                              173,663,901         242,988,367
  Class K                                                7,637,004          97,590,130
=======================================================================================
                                                       781,896,481       2,014,802,041
Amounts Paid for Repurchases of Shares
  Investor Class                                      (624,219,013)     (1,817,548,640)
  Class A                                              (12,294,168)         (2,036,706)
  Class C                                             (172,982,513)       (242,505,249)
  Class K                                               (3,794,336)         (4,561,049)
=======================================================================================
                                                      (813,290,030)     (2,066,651,644)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                         (31,393,549)        (51,849,603)
=======================================================================================
TOTAL DECREASE IN NET ASSETS                           (65,118,512)       (526,414,892)
NET ASSETS
Beginning of Period                                    870,731,905       1,397,146,797
=======================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($4,860,901) and
  ($55,787), respectively)                        $    805,613,393    $    870,731,905
=======================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
VALUE EQUITY FUND
                                                        SIX MONTHS
                                                             ENDED          YEAR ENDED
                                                        JANUARY 31             JULY 31
---------------------------------------------------------------------------------------
                                                              2003                2002
                                                         UNAUDITED             (Note 1)


OPERATIONS
Net Investment Income                             $        509,085    $        961,063
Net Realized Loss                                       (3,802,697)           (276,900)
Change in Net Appreciation/Depreciation                 (3,059,425)        (36,981,073)
=======================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS              (6,353,037)        (36,296,910)
=======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Investor Class                                          (508,798)         (7,145,493)
  Class A                                                   (3,246)             (1,496)
  Class B                                                     (331)             (1,972)
  Class C                                                   (1,364)            (40,643)
=======================================================================================
TOTAL DISTRIBUTIONS                                       (513,739)         (7,189,604)
=======================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                        49,082,437         234,949,185
  Class A                                                  515,953             194,149
  Class B                                                   33,514             294,702
  Class C                                                2,618,704          15,133,201
Reinvestment of Distributions
  Investor Class                                           498,920           7,004,884
  Class A                                                      919               1,049
  Class B                                                      313               1,907
  Class C                                                    1,235              38,509
=======================================================================================
                                                        52,751,995         257,617,586
Amounts Paid for Repurchases of Shares
  Investor Class                                       (76,327,097)       (272,467,187)
  Class A                                                     (121)             (2,898)
  Class B                                                  (11,086)             (5,125)
  Class C                                               (3,070,994)        (14,183,369)
=======================================================================================
                                                       (79,409,298)       (286,658,579)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                         (26,657,303)        (29,040,993)
=======================================================================================
TOTAL DECREASE IN NET ASSETS                           (33,524,079)        (72,527,507)
NET ASSETS
Beginning of Period                                    127,401,414         199,928,921
=======================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($21,427) and ($16,773),
  respectively)                                   $     93,877,335    $    127,401,414
=======================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL
STATEMENTS

INVESCO STOCK FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Stock Funds, Inc. is incorporated in Maryland and presently consists of eight separate Funds:
Basic Value Fund, Dynamics Fund, Growth Fund, Growth & Income Fund, Mid-Cap Growth Fund, S&P 500 Index Fund, Small Company Growth Fund and Value Equity Fund (individually the "Fund" and collectively, the "Funds"). Basic Value Fund and Mid-Cap Growth Fund are presented in separate reports to shareholders. The investment objectives of the Funds are: to seek long-term capital growth for Dynamics, Growth and Small Company Growth Funds; to seek a high rate of total return from capital appreciation plus income on investments for Growth & Income Fund; to provide both price performance and income comparable to the Standard & Poor's 500 Composite Stock Price Index for the S&P 500 Index Fund; and to achieve a high total return on investments from capital appreciation and current income for Value Equity Fund. INVESCO Stock Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

At a special meeting held on August 7, 2002, shareholders of Mid-Cap Growth Fund approved an Agreement and Plan of Conversion and Termination providing for the conversion of Mid-Cap Growth Fund from a separate series of INVESCO Counselor Series Funds, Inc. to a newly-created separate series of INVESCO Stock Funds, Inc., effective November 30, 2002. Effective May 1, 2003, the Fund's fiscal year end will change from April 30 to July 31.

At a special meeting held on January 29, 2003, shareholders of INVESCO Endeavor Fund approved an Agreement and Plan of Reorganization and Termination under which Dynamics Fund would acquire all of the assets of INVESCO Endeavor Fund in exchange solely for shares of equal value of corresponding classes of Dynamics Fund and the assumption by Dynamics Fund of all of INVESCO Endeavor Fund's liabilities, followed by distribution of those shares to shareholders of INVESCO Endeavor Fund, effective January 31, 2003.

Effective April 1, 2002, Dynamics, Growth, Growth & Income, Small Company Growth and Value Equity Funds began offering two additional classes of shares, referred to as Class A and Class B shares. Effective December 17, 2001, Small Company Growth Fund began offering an additional class of shares, referred to as Class K shares. Value Equity Fund's Class K shares were effective August 31, 2001. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

Effective April 1, 2002, the Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities and futures contracts traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. FUTURES CONTRACTS -- The Funds may enter into futures contracts for non-speculative purposes. Upon entering into a contract, the Fund deposits and maintains initial margin deposits as required by the broker upon entering into futures contracts. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as variation margin receivable or payable on futures contracts. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value of the contracts at the end of each day's trading and are recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund's use of futures contracts may subject it to certain risks as a result of unanticipated movements in the market. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold. Securities designated as collateral for market value on futures contracts are noted in the Statement of Investment Securities.

C. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

D. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended January 31, 2003, Small Company Growth and Value Equity Funds invested in INVESCO Treasurer's Series Money Market Reserve Fund. During that same period there were no such investments by Dynamics, Growth, Growth & Income and S&P 500 Index Fund. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

F. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of distributions from ordinary income, long-term capital gains and of the ordinary income distributions declared for the year ended July 31, 2002, amounts qualifying for the dividends received deduction available to the Fund's corporate shareholders were as follows:

                                SIX MONTHS ENDED         YEAR ENDED            YEAR ENDED       YEAR ENDED
                                JANUARY 31, 2003      JULY 31, 2002         JULY 31, 2002    JULY 31, 2002
                                 ORDINARY INCOME    ORDINARY INCOME     LONG-TERM CAPITAL       QUALIFYING
FUND                               DISTRIBUTIONS      DISTRIBUTIONS    GAIN DISTRIBUTIONS       PERCENTAGE
----------------------------------------------------------------------------------------------------------
Dynamics Fund                    $             0      $           0     $       8,601,251            0.00%
Growth Fund                                    0                  0             8,538,710            0.00%
Growth & Income Fund                           0                  0               891,958            0.00%
S&P 500 Index Fund                       779,817          1,119,575                     0          100.00%
Value Equity Fund                        513,739            949,901             6,239,703          100.00%

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at January 31, 2003 include:

                                                                                                   NET TAX
                                         COST OF          GROSS TAX             GROSS TAX     APPRECIATION
                                 INVESTMENTS FOR         UNREALIZED            UNREALIZED    (DEPRECIATION)
FUND                                TAX PURPOSES       APPRECIATION          DEPRECIATION   ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Dynamics Fund                    $ 3,355,205,485      $ 481,512,592     $     413,616,921   $   67,895,671
Growth Fund                          475,418,347         17,457,633            65,299,620      (47,841,987)
Growth & Income Fund                  41,431,822          1,598,538             4,355,881       (2,757,343)
S&P 500 Index Fund                   186,735,485          3,689,972            47,480,232      (43,790,260)
Small Company Growth Fund            829,207,432         76,146,839           101,854,598      (25,707,759)
Value Equity Fund                     95,213,030         13,759,042            15,277,990       (1,518,948)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions, futures contracts and written options activity.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital and currency losses are: Dynamics Fund $1,832,751,014, Growth Fund $371,886,511, Growth & Income Fund $44,107,209, S&P 500 Index Fund $4,372,960, Small Company Growth Fund $250,199,934 and Value Equity Fund $1,156,446.

G. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

H. OPTION CONTRACTS -- The Funds may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the six months ended January 31, 2003, was as follows:

                                                  CALL OPTIONS
--------------------------------------------------------------------------------

                                           NUMBER                AMOUNT
                                       OF OPTIONS           OF PREMIUMS
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND
Options outstanding at July 31, 2002            0           $         0
Options written                              (481)              123,613
Options closed or expired                       0                     0
Options outstanding at January 31, 2003      (481)          $   123,613

I. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Custodian Fees and Expenses for Dynamics and Growth Funds are reduced by credits earned from security brokerage transactions under certain broker/service arrangements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                             AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------
                                                      $700         $2        $4         $6
                                $0 TO    $350 TO   MILLION    BILLION   BILLION    BILLION      OVER
                                $350        $700     TO $2      TO $4     TO $6      TO $8        $8
FUND                            MILLION  MILLION   BILLION    BILLION   BILLION    BILLION   BILLION
----------------------------------------------------------------------------------------------------
Dynamics Fund                   0.60%      0.55%     0.50%      0.45%     0.40%     0.375%     0.35%
Growth Fund                     0.60%      0.55%     0.50%      0.45%     0.40%     0.375%     0.35%
Small Company Growth Fund       0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%


                                                             AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------
                                            $500        $1         $2        $4         $6
                               $0 TO     MILLION   BILLION    BILLION   BILLION    BILLION      OVER
                                $500       TO $1     TO $2      TO $4     TO $6      TO $8        $8
FUND                         MILLION     BILLION   BILLION    BILLION   BILLION    BILLION   BILLION
----------------------------------------------------------------------------------------------------
Growth & Income Fund           0.75%       0.65%     0.55%      0.45%     0.40%     0.375%     0.35%
Value Equity Fund              0.75%       0.65%     0.50%      0.45%     0.40%     0.375%     0.35%

S&P 500 Index Fund's investment advisory fee is based on the annual rate of 0.25% of average net assets.

A sub-advisory Agreement between IFG and World Asset Management ("World"), unaffiliated with any IFG entity, provides that investment decisions of S&P 500 Index Fund are made by World.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to IDI. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. A plan of distribution pursuant to Rule 12b-1 of the Act provides for financing the distribution and continuing personal shareholder servicing of Class K shares of 0.45% of annual average net assets. Any unreimbursed expenses IDI incurs with respect to Investor Class, Class A, Class C and Class K shares in any fiscal year can not be recovered in subsequent years. For the six months ended January 31, 2003, amounts paid to the Distributor were as follows:

                                        INVESTOR      CLASS     CLASS      CLASS     CLASS
FUND                                       CLASS          A         B          C         K
-------------------------------------------------------------------------------------------
Dynamics Fund                       $  4,627,731   $  6,498  $  2,735  $  87,841 $  98,891
Growth Fund                              627,463        273       196     17,228     6,500
Growth & Income Fund                      55,094        462        51      5,422       171
S&P 500 Index Fund                       171,286         --        --         --        --
Small Company Growth Fund              1,008,900      5,192       670     18,466   154,549
Value Equity Fund                        135,615        316     1,202      6,514        --

If the Class B Plan is terminated, the board of directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the six months ended January 31, 2003, for Class B were as follows:

                                                                DISTRIBUTOR'S     DISTRIBUTOR'S
                                                                    AGGREGATE      UNREIMBURSED
                                                                 UNREIMBURSED     EXPENSES AS %
                                             AMOUNT RETAINED         EXPENSES     OF NET ASSETS
FUND                                          BY DISTRIBUTOR       UNDER PLAN          OF CLASS
-----------------------------------------------------------------------------------------------
Dynamics Fund - Class B Plan                  $    3,098          $    13,707             1.66%
Growth Fund - Class B Plan                           190                    0             0.00%
Growth & Income Fund - Class B Plan                   94                  506             0.94%
Small Company Growth Fund - Class B Plan             803                4,705             2.15%
Value Equity Fund - Class B Plan                   1,101                    0             0.00%

Distribution Expenses for each class as presented in the Statement of Operations for the six months ended January 31, 2003 were as follows:

                                            INVESTOR      CLASS     CLASS      CLASS      CLASS
FUND                                           CLASS          A         B          C          K
-----------------------------------------------------------------------------------------------
Dynamics Fund                           $  4,528,944   $  8,204  $  3,101  $  82,845  $  95,794
Growth Fund                                  604,358        432       197     16,551      6,303
Growth & Income Fund                          53,332        657        91      5,260        189
S&P 500 Index Fund                           173,682         --        --         --         --
Small Company Growth Fund                    986,618      5,376       801     18,512    154,575
Value Equity Fund                            128,792        324     1,220      6,467         --

IFG receives a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Transfer agent fees for each class as presented in the Statement of Operations for the six months ended January 31, 2003 were as follows:

                           INSTITUTIONAL       INVESTOR      CLASS     CLASS      CLASS     CLASS
FUND                               CLASS          CLASS          A         B          C         K
--------------------------------------------------------------------------------------------------
Dynamics Fund               $     24,688  $  12,488,853    $ 5,123   $   855   $ 79,814 $ 135,744
Growth Fund                           --      2,008,522        302       111     31,952    22,467
Growth & Income Fund                  --        257,395        189        58      8,372     1,131
S&P 500 Index Fund                 8,779        259,484         --        --         --        --
Small Company Growth Fund             --      2,794,031      2,393       358     22,157   941,953
Value Equity Fund                     --        328,306        401       195      6,485        --

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has  voluntarily  agreed to absorb  and  assume  certain  fees and  expenses incurred by the Funds. IFG is entitled to reimbursement  from a Fund share class that has fees and expenses  voluntarily absorbed pursuant to this arrangement if such  reimbursements  do not  cause a share  class to exceed  voluntary  expense limitations and the  reimbursement is made within three years after IFG incurred the expense.  For the six months ended January 31, 2003, total fees and expenses voluntarily absorbed were as follows:
                           INSTITUTIONAL       INVESTOR      CLASS     CLASS      CLASS     CLASS
FUND                               CLASS          CLASS          A         B          C         K
--------------------------------------------------------------------------------------------------
Dynamics Fund               $          0  $   6,132,790          0   $   576   $ 75,215 $  54,378
Growth Fund                           --              0        102       518     32,423    15,625
Growth & Income Fund                  --        273,022        197       552     10,865     2,676
S&P 500 Index Fund                13,850        298,813         --        --         --        --
Small Company Growth Fund             --      1,057,706          0       652     18,004   772,908
Value Equity Fund                     --        301,682        826       565      8,034        --

As of the six months ended January 31, 2003, the reimbursement that may potentially be made by the Funds to IFG and that will expire during the six months ended January 31, 2006, are as follows:

                           INSTITUTIONAL       INVESTOR      CLASS     CLASS      CLASS     CLASS
FUND                               CLASS          CLASS          A         B          C         K
--------------------------------------------------------------------------------------------------
Dynamics Fund               $          0  $   6,132,790    $     0   $   576   $103,411 $  54,378
Growth Fund                           --              0        199       719     32,423    15,625
Growth & Income Fund                  --        367,934        443       794     15,200     3,179
S&P 500 Index Fund                18,297        393,068         --        --         --        --
Small Company Growth Fund             --      1,057,706          0       652     25,824   772,908
Value Equity Fund                     --        417,602        826       565     11,133        --

During the six months ended January 31, 2003, the reimbursement that was made by the Funds to IFG were as follows:

                           INSTITUTIONAL       INVESTOR      CLASS     CLASS      CLASS     CLASS
FUND                               CLASS          CLASS          A         B          C         K
--------------------------------------------------------------------------------------------------
Dynamics Fund              $       2,316  $           0    $     0   $     0    $     0  $      0
Growth Fund                           --              0         49         0          0         0
Growth & Income Fund                  --              0          0         0          0         0
S&P 500 Index Fund                     0              0         --        --         --        --
Small Company Growth Fund             --         61,381          0         0          0    70,752
Value Equity Fund                     --              0          0         0          0        --

A 1% redemption fee is retained by S&P 500 Index Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than three months. The redemption fee is accounted for as an addition to Paid-in Capital by S&P 500 Index Fund. Total redemption fees received by S&P 500 Index Fund - Institutional Class and S&P 500 Index Fund - Investor Class for the six months ended January 31, 2003 were $5 and $57,028, respectively.

NOTE 3 -- ACQUISITION OF INVESCO ENDEAVOR FUND ("TARGET FUND"). On January 31, 2003, Dynamics Fund acquired all the net assets of the Target Fund pursuant to an Agreement and Plan of Reorganization and Termination approved by the Target Fund shareholders on January 29, 2003. The acquisition was accomplished by a tax-free exchange of 4,491,385 shares of Dynamics Fund-Investor Class shares (valued at $47,634,088) for 9,169,134 shares of the Target Fund-Investor Class shares, 47,716 shares of Dynamics Fund-Class A shares (valued at $507,690) for 91,427 shares of the Target Fund-Class A shares, 1,207 shares of Dynamics

Fund-Class B shares (valued at $12,735) for 2,466 shares of the Target Fund-Class B shares, 80,743 shares of Dynamics Fund-Class C shares (valued at $838,403) for 164,854 shares of the Target Fund-Class C shares and 93 shares of Dynamics Fund-Class K shares (valued at $985) for 191 shares of the Target Fund-Class K shares, respectively, outstanding on January 31, 2003. The Target Fund's net assets at that date ($48,993,901) including $3,500,200 of unrealized appreciation, were combined with those of Dynamics Fund. The aggregate net assets of Dynamics Fund and the Target Fund immediately before the acquisition were $3,382,260,445 and $48,993,901, respectively. The net assets of Dynamics Fund after the acquisition were $3,431,254,346.

NOTE 4 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended January 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                                              PURCHASES              SALES
----------------------------------------------------------------------------------------------
Dynamics Fund                                             $   1,437,340,112  $   1,755,890,885
Growth Fund                                                     304,155,599        335,569,645
Growth & Income Fund                                             33,251,051         35,716,359
S&P 500 Index Fund                                               17,375,132          1,057,864
Small Company Growth Fund                                       416,448,945        451,648,882
Value Equity Fund                                                25,977,735         42,875,521

There were no purchases or sales of U.S. Government securities.

NOTE 5 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Funds' officers and directors are also officers and directors of IFG or IDI.

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended January 31, 2003, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                   UNFUNDED
                                                     PENSION        ACCRUED        PENSION
FUND                                                EXPENSES  PENSION COSTS      LIABILITY
------------------------------------------------------------------------------------------
Dynamics Fund                                     $   50,275     $        0     $  304,764
Growth Fund                                            8,200              0        108,160
Growth & Income Fund                                     659              0          5,299
S&P 500 Index Fund                                     1,411              0          5,760
Small Company Growth Fund                             11,338              0         69,656
Value Equity Fund                                      1,605              0         31,875

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the six months ended January 31, 2003, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                            REALIZED GAIN
                          PURCHASES/OTHER TRANSACTIONS           SALES/OTHER TRANSACTIONS       (LOSS) ON
                         -----------------------------------------------------------------     INVESTMENT       VALUE AT
AFFILIATE                  SHARES                COST           SHARES            PROCEEDS     SECURITIES      1/31/2003
-------------------------------------------------------------------------------------------------------------------------
DYNAMICS FUND
Software HOLDRs Trust   1,345,700       $  31,884,305          495,325       $  13,673,316     $  580,846   $  23,725,462
GROWTH FUND
Microsoft Corp            109,400           5,099,186            9,700             582,388        (88,418)     23,627,486
SMALL COMPANY GROWTH FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                 35,025,120          35,025,120               --                  --              --     35,025,120
VALUE EQUITY FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                  2,000,066           2,000,066               --                  --              --      2,000,066

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations. No dividend income was received from any other affiliated companies.

NOTE 6 -- SECURITIES LOANED. The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S Governement, its agencies or instrumentalities. As of January 31, 2003, Dynamics, Growth and Small Company Growth Funds have on loan securities valued at $23,151,593, $193,500 and $104,466,208, respectively, and the cash collateral has been invested in the INVESCO Treasurer's Series Money Market Reserve Fund and is disclosed as "Other Investments" in the Statement of Assets and Liabilities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. During the six months ended January 31, 2003, there were no such securities lending arrangements for Growth & Income, S&P 500 Index and Value Equity Funds.

NOTE 7 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended January 31, 2003, Dynamics, Growth, Growth & Income and Value Equity Funds borrowed cash at a weighted average rate ranging from 1.59% to 1.97% and interest expense amounted to $27,308, $505, $665 and $1,061, respectively. During that same period, Dynamics, Growth and Small Company Growth Funds lent cash at a weighted average rate ranging from 1.51% to 1.96% and interest income amounted to $5,416, $403 and $416, respectively. During the six months ended January 31, 2003, there were no such borrowings and/or lendings for S&P 500 Index Fund.

NOTE 8 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended January 31, 2003, there were no such borrowings for any Fund.

NOTE 9 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. Effective November 15, 2002, qualified plans investing in Class A shares may pay a 1% CDSC and Class K shares may pay a 0.70% CDSC if a shareholder redeemed these shares within 12 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at the time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC. The CDSC may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the six months ended January 31, 2003, the Distributor received the following CDSC from Class A, Class B, Class C and Class K shareholders:

FUND                                  CLASS A        CLASS B        CLASS C        CLASS K
-------------------------------------------------------------------------------------------
Dynamics Fund                      $        0     $      450     $    3,196     $        0
Growth Fund                                 0            750            999              0
Growth & Income Fund                        0              0            266              0
Small Company Growth Fund                   0              0            723              0
Value Equity Fund                           0              0            195             --

NOTE 10 -- SHARE INFORMATION. Changes in fund share transactions during the six months ended January 31, 2003 and the year/period ended July 31, 2002 were as follows:

                                            DYNAMICS FUND                GROWTH FUND          GROWTH & INCOME FUND
                                  SIX MONTHS             YEAR    SIX MONTHS          YEAR   SIX MONTHS          YEAR
                                       ENDED            ENDED         ENDED         ENDED        ENDED         ENDED
                                  JANUARY 31          JULY 31    JANUARY 31       JULY 31   JANUARY 31       JULY 31
---------------------------------------------------------------------------------------------------------------------
                                        2003             2002          2003          2002         2003          2002
                                     (Note 1)         (Note 1)    UNAUDITED       (Note 1)   UNAUDITED       (Note 1)
                                   UNAUDITED
Shares Sold
   Institutional Class               764,572        2,322,618            --            --           --            --
   Investor Class                624,393,871    1,007,004,431   130,726,207   293,499,721    3,957,106     7,473,503
   Class A                         4,307,035          683,355       418,743        54,166      131,410         7,334
   Class B                            44,523           36,556        18,605        24,060        8,572           974
   Class C                        24,906,484       86,880,326       866,759     2,750,903      290,164       331,799
   Class K                           986,053        5,654,823       401,348     3,909,174       12,342         9,074
Shares Issued from
  Reinvestment of Distributions
     Institutional Class                   0              966            --            --           --            --
     Investor Class                        0          533,720             0     2,965,102            0        94,244
     Class C                               0            3,443             0        24,279            0         2,346
     Class K                               0            5,305             0        15,456            0            17
Shares Issued in Connection
  with Acquisition of INVESCO
  Endeavor Fund (Note 3)
     Investor Class                4,491,385               --            --            --           --            --
     Class A                          47,716               --            --            --           --            --
     Class B                           1,207               --            --            --           --            --
     Class C                          80,743               --            --            --           --            --
     Class K                              93               --            --            --           --            --
======================================================================================================================
                                 660,023,682    1,103,125,543   132,431,662   303,242,861    4,399,594     7,919,291
Shares Repurchased
   Institutional Class              (476,184)        (686,853)           --            --           --            --
   Investor Class               (654,986,389)  (1,047,072,631) (170,213,542) (382,291,940)  (4,432,779)   (9,141,292)
   Class A                        (3,679,068)        (498,065)     (349,167)       (1,327)     (97,262)          (30)
   Class B                            (3,797)            (417)      (24,175)            0            0             0
   Class C                       (25,063,767)     (87,310,751)   (1,279,665)   (3,466,283)    (320,797)     (344,432)
   Class K                        (1,629,897)      (1,503,717)   (1,139,278)   (2,000,943)      (2,516)         (670)
======================================================================================================================
                                (685,839,102)  (1,137,072,434) (173,005,827) (387,760,493)  (4,853,354)   (9,486,424)
NET DECREASE IN
  FUND SHARES                    (25,815,420)     (33,946,891)  (40,574,165)  (84,517,632)    (453,760)   (1,567,133)
======================================================================================================================

NOTE 10 -- SHARE INFORMATION (CONTINUED)

                                         S&P 500 INDEX FUND         SMALL COMPANY GROWTH         VALUE EQUITY FUND
                                  SIX MONTHS             YEAR    SIX MONTHS          YEAR   SIX MONTHS          YEAR
                                       ENDED            ENDED         ENDED         ENDED        ENDED         ENDED
                                  JANUARY 31          JULY 31    JANUARY 31       JULY 31   JANUARY 31       JULY 31
---------------------------------------------------------------------------------------------------------------------
                                        2003             2002          2003          2002         2003          2002
                                   UNAUDITED                      UNAUDITED       (Note 1)   UNAUDITED       (Note 1)
Shares Sold
   Institutional Class                 8,099            5,390            --            --           --            --
   Investor Class                  4,619,873       10,083,637    70,297,958   152,230,876    3,087,641    12,155,609
   Class A                                --               --     1,595,168       529,205       34,458        10,203
   Class B                                --               --        19,163         7,959        2,121        15,111
   Class C                                --               --    21,533,693    23,365,133      168,005       798,955
   Class K                                --               --       904,102     8,324,153           --            --
Shares Issued from
  Reinvestment of Distributions
     Institutional Class                 302              667            --            --           --            --
     Investor Class                   85,155          100,207             0             0       32,286       366,423
     Class A                              --               --             0             0           60            62
     Class B                              --               --             0             0           20           111
     Class C                              --               --             0             0           81         2,040
=====================================================================================================================
                                   4,713,429       10,189,901    94,350,084   184,457,326    3,324,672    13,348,514
Shares Repurchased
   Institutional Class               (12,013)         (13,188)           --            --           --            --
   Investor Class                 (2,920,282)      (5,139,915)  (74,957,857) (166,398,528)  (4,830,663)   (14,187,444)
   Class A                                --               --    (1,476,121)     (219,415)          (8)          (146)
   Class B                                --               --             0             0         (739)          (284)
   Class C                                --               --   (21,527,939)  (23,392,895)    (197,941)      (744,206)
   Class K                                --               --      (454,451)     (436,821)          --             --
======================================================================================================================
                                  (2,932,295)      (5,153,103)  (98,416,368) (190,447,659)  (5,029,351)   (14,932,080)
NET INCREASE
  (DECREASE) IN
  FUND SHARES                      1,781,134        5,036,798    (4,066,284)   (5,990,333)  (1,704,679)    (1,583,566)
======================================================================================================================


                -------------------------------------------------------------------------------

OTHER INFORMATION
INVESCO STOCK FUNDS, INC. -- INVESCO ENDEAVOR FUND
UNAUDITED

SPECIAL SHAREHOLDER MEETING

On January 29, 2003, a special meeting of the shareholders of INVESCO Endeavor Fund was held at which the approval of an Agreement and Plan of Reorganization and Termination under which Dynamics Fund, a series of INVESCO Stock Funds, Inc., would acquire all the assets of INVESCO Endeavor Fund in exchange solely for shares of equal value of corresponding classes of Dynamics Fund and the assumption by Dynamics Fund of all of INVESCO Endeavor Fund's liabilities, followed by the distribution of those shares to the shareholders of INVESCO Endeavor Fund (Proposal 1) was ratified. The following is a report of the votes cast:

                                                                  WITHHELD/
PROPOSAL                                  FOR        AGAINST        ABSTAIN          TOTAL
-------------------------------------------------------------------------------------------
Proposal 1                          5,581,621        387,591        235,964      6,205,176

FINANCIAL HIGHLIGHTS

DYNAMICS FUND-- INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                              SIX MONTHS                                    PERIOD
                                                   ENDED                                     ENDED
                                              JANUARY 31        YEAR ENDED JULY 31         JULY 31
---------------------------------------------------------------------------------------------------
                                                    2003         2002         2001         2000(a)
                                               UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period         $   10.88    $   17.28    $   27.87     $  24.29
===================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                (0.03)       (0.08)       (0.07)       (0.02)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                   (0.14)       (6.30)      (10.44)        3.60
===================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                   (0.17)       (6.38)      (10.51)        3.58
===================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                    0.00         0.02         0.08         0.00
===================================================================================================
Net Asset Value -- End of Period               $   10.71    $   10.88    $   17.28     $  27.87
===================================================================================================

TOTAL RETURN                                      (1.65%)(c)  (36.95%)     (37.78%)      14.74%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)     $  27,814    $  25,133    $  11,622     $ 22,989
Ratio of Expenses to Average Net Assets(d)         0.40%(c)     0.84%        0.77%        0.77%(e)
Ratio of Net Investment Loss to Average
  Net Assets                                      (0.19%)(c)   (0.53%)      (0.26%)      (0.22%)(e)
Portfolio Turnover Rate                              40%(c)       81%          55%          75%(f)

(a)  From May 23, 2000, since inception of Class, to July 31, 2000.

(b)  The per share  information  was  computed  based on average  shares for the years ended July 31,
     2002 and 2001 and the period ended July 31, 2000.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total Expenses of the Class,  which is before any expense offset arrangements
     (which may include custodian fees).

(e)  Annualized

(f)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended July 31, 2000.

FINANCIAL HIGHLIGHTS

DYNAMICS FUND -- INVESTOR CLASS
---------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS                                             PERIOD
                                            ENDED                                              ENDED
                                       JANUARY 31                 YEAR ENDED JULY 31         JULY 31       YEAR ENDED APRIL 30
---------------------------------------------------------------------------------------------------------------------------------
                                             2003         2002          2001        2000        1999(a)      1999        1998
                                        UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period   $  10.81     $  17.23      $  27.86    $  19.39     $  18.15    $  16.41    $  12.02
=================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                      (0.05)       (0.00)        (0.12)      (0.00)       (0.00)      (0.00)      (0.05)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)            (0.15)       (6.40)       (10.43)       9.51         1.24        3.04        6.39
=================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS            (0.20)       (6.40)       (10.55)       9.51         1.24        3.04        6.34
=================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS             0.00         0.02          0.08        1.04         0.00        1.30        1.95
=================================================================================================================================
Net Asset Value -- End of Period         $  10.61     $  10.81      $  17.23    $  27.86     $  19.39    $  18.15    $  16.41
=================================================================================================================================

TOTAL RETURN                               (1.85%)(d)  (37.17%)      (37.94%)     50.34%        6.83%(d)   20.83%      56.42%

RATIOS
Net Assets -- End of Period ($000
  Omitted)                               $ 3,344,048  $ 3,688,213   $ 6,562,467 $ 7,865,489  $ 2,471,482  $ 2,044,321 $ 1,340,299
Ratio of Expenses to Average Net
  Assets(e)(f)                             0.61%(d)      1.21%         1.00%       0.89%         1.03%(g)   1.05%       1.08%
Ratio of Net Investment Loss to
  Average Net Assets(f)                   (0.40%)(d)    (0.86%)       (0.49%)     (0.34%)       (0.32%)(g) (0.41%)     (0.43%)
Portfolio Turnover Rate                      40%(d)        81%           55%         75%           23%(d)    129%        178%

(a)  From May 1, 1999 to July 31, 1999.

(b)  The per share information was computed based on average shares for the year ended July 31, 2001.

(c)  Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended July 31,
     2002 and 2000,  the period ended July 31, 1999 and the year ended April 30, 1999.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser, if  applicable,  which is before any  expense  offset arrangements (which may include custodian, distribution and transfer agent fees).

(f)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months  ended  January
     31, 2003 and the year ended July 31,  2002.  If such expenses had not been  voluntarily  absorbed, ratio of expenses to average net assets would have been 0.78% and 1.23%, respectively,  and ratio of net investment  loss to average net assets would have been (0.57%) and (0.88%), respectively.

(g)  Annualized

FINANCIAL HIGHLIGHTS

DYNAMICS FUND -- CLASS A & CLASS B
----------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                     CLASS A                             CLASS B

                                           SIX MONTHS       PERIOD             SIX MONTHS       PERIOD
                                                ENDED        ENDED                  ENDED        ENDED
                                           JANUARY 31      JULY 31             JANUARY 31      JULY 31
----------------------------------------------------------------------------------------------------------
                                                 2003         2002(a)                2003         2002(a)
                                            UNAUDITED                           UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period       $  10.82     $  15.30               $  10.78     $  15.30
==========================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                             (0.11)       (0.03)                 (0.11)       (0.06)
Net Losses on Securities (Both Realized
  and Unrealized)                               (0.08)       (4.45)                 (0.12)       (4.46)
==========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (0.19)       (4.48)                 (0.23)       (4.52)
==========================================================================================================
Net Asset Value -- End of Period             $  10.63     $  10.82                $ 10.55     $  10.78
==========================================================================================================

TOTAL RETURN(c)                                (1.85%)(d)  (29.22%)(d)             (2.23%)(d)  (29.54%)(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)   $  9,152     $  2,006                $   823     $    390
Ratio of Expenses to Average Net
  Assets(e)(f)                                  0.60%(d)     1.11%(g)               0.99%(d)     2.09%(g)
Ratio of Net Investment Loss to Average
  Net Assets(f)                                (0.39%)(d)   (0.76%)(g)             (0.78%)(d)   (1.71%)(g)
Portfolio Turnover Rate                           40%(d)       81%(h)                 40%(d)       81%(h)

(a)  From April 1, 2002, since inception of Class, to July 31, 2002.

(b)  The per share  information  for each  Class was  computed  based on average shares for the period ended
     July 31, 2002.

(c)  The  applicable  sales  charges  for  Class A or CDSC  for  Class B are not included in the Total Return calculation.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser,  if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(f)  Various  expenses of Class B were  voluntarily  absorbed by IFG for the six months ended January 31, 2003.
     If such  expenses had not been  voluntarily absorbed  for Class B, ratio of expenses  to average net assets would have been 1.08% and ratio of net  investment  loss to average  net assets  would have been (0.87%).

(g)  Annualized

(h)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended July 31, 2002.

FINANCIAL HIGHLIGHTS

DYNAMICS FUND -- CLASS C
------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS                                 PERIOD
                                                 ENDED                                  ENDED
                                            JANUARY 31        YEAR ENDED JULY 31      JULY 31
------------------------------------------------------------------------------------------------
                                                  2003         2002         2001         2000(a)
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period        $  10.60     $  17.04     $  27.78     $  28.25
================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                           (0.13)       (0.25)       (0.06)       (0.00)
Net Losses on Securities (Both Realized
  and Unrealized)                                (0.13)       (6.17)      (10.60)       (0.47)
================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (0.26)       (6.42)      (10.66)       (0.47)
================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                  0.00         0.02         0.08         0.00
================================================================================================
Net Asset Value -- End of Period              $  10.34     $  10.60     $  17.04     $  27.78
================================================================================================

TOTAL RETURN(d)                                 (2.36%)(e)  (37.76%)     (38.45%)      (1.66%)(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)    $ 12,330     $ 13,440     $ 28,887     $  4,779
Ratio of Expenses to Average Net Assets(f)(g)    0.99%(e)     1.96%        1.86%        1.71%(h)
Ratio of Net Investment Loss to Average Net
  Assets(g)                                     (0.79%)(e)   (1.59%)      (1.34%)      (1.20%)(h)
Portfolio Turnover Rate                            40%(e)       81%          55%          75%(i)

(a)  From February 15, 2000 since inception of Class, to July 31, 2000.

(b)  The per share  information  was  computed  based on average  shares for the period ended July
     31, 2000.

(c)  Net Investment Loss aggregated less than $0.01 on a per share basis for the period ended July
     31, 2000.

(d)  The applicable CDSC are not included in the Total Return calculation.

(e)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(f)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser, if  applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(g)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months  ended  January
     31, 2003 and the year ended July 31,  2002.  If such expenses had not been  voluntarily  absorbed, ratio of expenses to average net assets would have been 1.45% and 2.16%, respectively,  and ratio of net investment  loss to average net assets would have been (1.25%) and (1.79%), respectively.

(h)  Annualized

(i)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended July 31, 2000.

FINANCIAL HIGHLIGHTS

DYNAMICS FUND -- CLASS K
----------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS           YEAR            PERIOD
                                                     ENDED          ENDED             ENDED
                                                JANUARY 31        JULY 31           JULY 31
----------------------------------------------------------------------------------------------
                                                      2003           2002              2001(a)
                                                 UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period           $   10.76      $   17.19          $  22.50
==============================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                  (0.06)         (0.15)            (0.03)
Net Losses on Securities (Both Realized and
  Unrealized)                                        (0.14)         (6.26)            (5.28)
==============================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (0.20)         (6.41)            (5.31)
==============================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                      0.00           0.02              0.00
==============================================================================================
Net Asset Value -- End of Period                 $   10.56      $   10.76          $  17.19
==============================================================================================

TOTAL RETURN                                        (1.86%)(c)    (37.32%)          (23.60%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)       $  37,087      $  44,745          $      6
Ratio of Expenses to Average Net Assets(d)(e)        0.71%(c)       1.36%             1.48%(f)
Ratio of Net Investment Loss to Average Net
  Assets(e)                                         (0.50%)(c)     (1.05%)           (1.03%)(f)
Portfolio Turnover Rate                                40%(c)         81%               55%(g)

(a)  From December 1, 2000, since inception of Class, to July 31, 2001.

(b)  The per share invormation was computed based on average shares for the year ended July 31,
     2002.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser, if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(e)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months ended  January
     31, 2003 and the period ended July 31, 2001.  If such expenses had not been  voluntarily  absorbed, ratio of expenses to average net assets would have been 0.84% and 3.06%  (annualized), respectively, and ratio of net investment  loss to average net assets would have been (0.63%) and (2.61%)
     (annualized), respectively.

(f)  Annualized

(g)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended July 31, 2001.

FINANCIAL HIGHLIGHTS

GROWTH FUND -- INVESTOR CLASS
---------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS                                             PERIOD
                                            ENDED                                              ENDED
                                       JANUARY 31                 YEAR ENDED JULY 31         JULY 31       YEAR ENDED AUGUST 31
---------------------------------------------------------------------------------------------------------------------------------
                                             2003         2002          2001        2000        1999(a)      1998        1997
                                        UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period   $   1.64     $   3.08      $   8.47    $   6.75     $   5.15    $   6.06    $   5.44
=================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)             (0.01)       (0.03)        (0.05)      (0.00)       (0.00)       0.02        0.01
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)            (0.13)       (1.39)        (4.27)       2.48         2.11        0.69        1.39
=================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS            (0.14)       (1.42)        (4.32)       2.48         2.11        0.71        1.40
=================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS             0.00         0.02          1.07        0.76         0.51        1.62        0.78
=================================================================================================================================
Net Asset Value -- End of Period         $   1.50     $   1.64      $   3.08    $   8.47     $   6.75    $   5.15    $   6.06
=================================================================================================================================

TOTAL RETURN                               (8.54%)(d)  (46.28%)      (56.43%)     38.42%       42.06%(d)   13.42%      28.14%

RATIOS
Net Assets -- End of Period ($000
  Omitted)                               $ 421,368    $ 525,365     $ 1,251,042 $2,008,680   $ 1,232,908  $ 747,739  $ 709,220
Ratio of Expenses to Average Net
  Assets(e)                                  0.97%(d)     1.55%         1.16%      1.02%        1.03%(f)     1.04%      1.07%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                        (0.38%)(d)   (1.20%)       (0.96%)    (0.63%)      (0.08%)(f)    0.37%      0.22%
Portfolio Turnover Rate                        66%(d)      129%          129%       168%         134%(d)      153%       286%

(a)  From September 1, 1998 to July 31, 1999.

(b)  The per share  information  was  computed  based on average  shares for the years ended July 31, 2002 and 2001.

(c)  Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 2000 and the period ended July 31, 1999.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total Expenses of the Class,  which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).

(f)  Annualized

FINANCIAL HIGHLIGHTS

GROWTH FUND -- CLASS A & CLASS B
----------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                     CLASS A                             CLASS B

                                           SIX MONTHS       PERIOD             SIX MONTHS       PERIOD
                                                ENDED        ENDED                  ENDED        ENDED
                                           JANUARY 31      JULY 31             JANUARY 31      JULY 31
----------------------------------------------------------------------------------------------------------
                                                 2003         2002(a)                2003         2002(a)
                                            UNAUDITED                           UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period       $   1.64     $   2.34               $   1.63     $   2.34
==========================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                             (0.02)       (0.01)                 (0.00)(c)    (0.01)
Net Losses on Securities (Both Realized
  and Unrealized)                               (0.13)       (0.69)                 (0.14)       (0.70)
==========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (0.15)       (0.70)                 (0.14)       (0.71)
==========================================================================================================
Net Asset Value -- End of Period             $   1.49     $   1.64               $   1.49     $   1.63
==========================================================================================================

TOTAL RETURN(d)                                (9.15%)(e)  (29.91%)(e)             (8.59%)(e)  (30.34%)(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)   $    183     $     87               $     28     $     39
Ratio of Expenses to Average Net
  Assets(f)(g)                                  0.81%(e)     1.65%(h)               1.15%(e)     2.30%(h)
Ratio of Net Investment Loss to Average
  Net Assets(g)                                (0.30%)(e)   (0.89%)(h)             (0.58%)(e)   (1.59%)(h)
Portfolio Turnover Rate                           66%(e)      129%(i)                 66%(e)      129%(i)

(a)  From April 1, 2002, since inception of Class, to July 31, 2002.

(b)  The per share  information  for each  Class was  computed  based on average shares for the period ended
     July 31, 2002.

(c)  Net Investment Loss aggregated less than $0.01 on a per share basis for the six months ended January 31,
     2003.

(d)  The  applicable  sales  charges  for  Class A or CDSC  for  Class B are not included in the Total Return calculation.

(e)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(f)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(g)  Various expenses of each Class were voluntarily absorbed by IFG for the six months ended  January 31, 2003 and the period ended July 31, 2002.  If such expenses had not been voluntarily absorbed ratio of expenses to average net assets  would have been  0.86% and 1.99%  (annualized),  respectively,  for Class A, and 2.47%
     and 4.56% (annualized),  respectively,  for Class B, and ratio of net investment  loss to average net assets would have been (0.35%) and  (1.23%)  (annualized),  respectively,  for  Class A, and  (1.90%)  and (3.85%)
     (annualized), respectively for Class B.

(h)  Annualized

(i)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended July 31, 2002.

FINANCIAL HIGHLIGHTS

GROWTH FUND -- CLASS C
------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS                                 PERIOD
                                                 ENDED                                  ENDED
                                            JANUARY 31        YEAR ENDED JULY 31      JULY 31
------------------------------------------------------------------------------------------------
                                                  2003         2002         2001         2000(a)
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period        $   1.60     $   3.05     $   8.44     $   8.26
================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                              (0.02)       (0.05)       (0.03)       (0.05)
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                       (0.12)       (1.38)       (4.29)        0.23
================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (0.14)       (1.43)       (4.32)        0.18
================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                  0.00         0.02         1.07         0.00
================================================================================================
Net Asset Value -- End of Period              $   1.46     $   1.60     $   3.05     $   8.44
================================================================================================

TOTAL RETURN(c)                                 (8.75%)(d)  (47.07%)     (56.67%)       2.18%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)    $  2,747     $  3,669     $  9,108     $  3,213
Ratio of Expenses to Average Net Assets(e)(f)    1.15%(d)     3.03%        2.04%        1.76%(g)
Ratio of Net Investment Loss to Average
  Net Assets(f)                                 (0.57%)(d)   (2.69%)      (1.82%)      (1.54%)(g)
Portfolio Turnover Rate                            66%(d)      129%         129%         168%(h)

(a)  From February 15, 2000, since inception of Class, to July 31, 2000.

(b)  The per share  information  was  computed  based on average  shares for the period ended July
     31, 2000.

(c)  The applicable CDSC are not included in the Total Return calculation.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser, if  applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(f)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months ended January
     31, 2003.  If such  expenses had not been  voluntarily absorbed, ratio of expenses to average net assets would have been 2.14% and ratio of net investment loss to average net assets would have been (1.56%).

(g)  Annualized

(h)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended July 31, 2000.

FINANCIAL HIGHLIGHTS

GROWTH FUND -- CLASS K
----------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS           YEAR            PERIOD
                                                     ENDED          ENDED             ENDED
                                                JANUARY 31        JULY 31           JULY 31
----------------------------------------------------------------------------------------------
                                                      2003           2002              2001(a)
                                                 UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period           $    1.50      $    3.03          $   5.41
==============================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                  (0.01)         (0.02)            (0.02)
Net Losses on Securities (Both Realized and
  Unrealized)                                        (0.12)         (1.49)            (2.36)
==============================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (0.13)         (1.51)            (2.38)
==============================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                      0.00           0.02              0.00
==============================================================================================
Net Asset Value -- End of Period                 $    1.37      $    1.50          $   3.03
==============================================================================================

TOTAL RETURN                                        (8.67%)(c)    (50.02%)          (43.99%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)       $   1,631      $   2,888          $      8
Ratio of Expenses to Average Net Assets(d)(e)        0.87%(c)       2.32%             2.96%(f)
Ratio of Net Investment Loss to Average Net
  Assets(e)                                         (0.29%)(c)     (1.91%)           (2.72%)(f)
Portfolio Turnover Rate                                66%(c)        129%              129%(g)

(a)  From December 1, 2000, since inception of Class, to July 31, 2001.

(b)  The per share  information  was  computed  based on average  shares for the period ended
     July 31, 2001.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment
     Adviser,  if  applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(e)  Various expense of the Class were  voluntarily  absorbed by IFG for the six months ended
     January 31, 2003.  If such  expenses had not been  voluntarily absorbed, ratio of expenses to average net assets would have been 1.44% and ratio of net investment loss to average net assets would have been (0.86%).

(f)  Annualized

(g)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended July 31, 2001.

FINANCIAL HIGHLIGHTS

GROWTH & INCOME FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS                                             PERIOD       PERIOD
                                            ENDED                                              ENDED        ENDED
                                       JANUARY 31                 YEAR ENDED JULY 31         JULY 31     APRIL 30
------------------------------------------------------------------------------------------------------------------
                                             2003         2002          2001        2000        1999(a)      1999
                                        UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period   $   6.22     $  10.21      $  18.93    $  15.37     $  14.54    $  10.00
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(c)
Net Investment Loss(d)                      (0.01)       (0.08)        (0.00)      (0.00)       (0.00)      (0.00)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)            (0.55)       (3.81)        (7.93)       4.60         0.83        5.22
===================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS            (0.56)       (3.89)        (7.93)       4.60         0.83        5.22
===================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS             0.00         0.10          0.79        1.04         0.00        0.68
===================================================================================================================
Net Asset Value -- End of Period         $   5.66     $   6.22      $  10.21    $  18.93     $  15.37    $  14.54
===================================================================================================================

TOTAL RETURN                               (9.00%)(e)  (38.37%)      (43.25%)     30.79%        5.71%(e)  53.07%(e)

RATIOS
Net Assets -- End of Period ($000
  Omitted)                               $ 37,388     $ 44,018      $ 88,409    $ 200,584    $ 61,316    $ 53,994
Ratio of Expenses to Average Net
  Assets(f)(g)                              0.76%(e)     1.50%         1.51%       1.46%       1.52%(h)    1.52%(h)
Ratio of Net Investment Loss to Average
  Net Assets(g)                            (0.19%)(e)   (0.98%)       (0.99%)     (0.85%)     (0.45%)(h)  (0.25%)(h)
Portfolio Turnover Rate                       78%(e)       82%          218%        177%         46%(e)     121%(e)

(a)  From May 1, 1999 to July 31, 1999.

(b)  From July 1, 1998,  commencement  of  investment  operations,  to April 30, 1999.

(c)  The per share information was computed based on average shares for the year ended July 31, 2002.

(d)  Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended July 31, 2001 and
     2000 and the periods  ended July 31, 1999 and April 30, 1999.

(e)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(f)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(g)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months  ended  January 31, 2003, the years ended July 31,  2002,  2001 and 2000,  and the  periods  ended July 31,  1999 and April 30,  1999.
     If such expenses had not been  voluntarily  absorbed,  ratio of expenses to average net assets would have been 1.40%,  2.40%,  1.69%, 1.46%, 1.75% (annualized) and 1.71% (annualized),  respectively,  and ratio of net investment loss to average net assets  would have been  (0.83%),  (1.88%),  (1.17%),  (0.85%), (0.68%)
     (annualized) and (0.44%) (annualized), respectively.

(h)  Annualized

FINANCIAL HIGHLIGHTS

GROWTH & INCOME FUND -- CLASS A & CLASS B
----------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                     CLASS A                             CLASS B

                                           SIX MONTHS       PERIOD             SIX MONTHS       PERIOD
                                                ENDED        ENDED                  ENDED        ENDED
                                           JANUARY 31      JULY 31             JANUARY 31      JULY 31
----------------------------------------------------------------------------------------------------------
                                                 2003         2002(a)                2003         2002(a)
                                            UNAUDITED                           UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period       $   6.22     $   8.54               $   6.19     $   8.54
==========================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                             (0.08)       (0.02)                 (0.09)       (0.02)
Net Losses on Securities (Both Realized
  and Unrealized)                               (0.48)       (2.30)                 (0.48)       (2.33)
==========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (0.56)       (2.32)                 (0.57)       (2.35)
==========================================================================================================
Net Asset Value -- End of Period             $   5.66     $   6.22               $   5.62     $   6.19
==========================================================================================================

TOTAL RETURN(b)                                (9.00%)(d)  (27.17%)(d)             (9.35%)(d)  (27.40%)(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)   $    235     $     45               $     54     $      6
Ratio of Expenses to Average Net
  Assets(e)(f)                                   0.81%(d)    1.60%(g)               1.13%(d)     2.30%(g)
Ratio of Net Investment Loss to Average Net
  Assets(f)                                     (0.13%)(d)  (1.04%)(g)             (0.52%)(d)   (1.80%)(g)
Portfolio Turnover Rate                            78%(d)      82%(h)                 78%(d)       82%(h)

(a)  From April 1, 2002, since inception of Class, to July 31, 2002.

(b)  The per share  information  for each  Class was  computed  based on average shares for the period ended July 31, 2002.

(c)  The  applicable  sales  charges  for  Class A or CDSC  for  Class B are not included in the Total
     Return calculation.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(f)  Various expenses of each class were voluntarily absorbed by IFG for the six months ended  January 31,
     2003 and the period ended July 31, 2002.  If such expenses had not been  voluntarily  absorbed,  ratio of expenses to average net assets would have been 0.86% and 4.55% (annualized),  respectively, for
     Class A and 4.20% and 62.08% (annualized),  respectively,  for Class B, and ratio of net investment loss to average net assets would have been (0.18%) and  (3.99%)  (annualized),  respectively,  for
     Class  A and  (3.59%)  and (61.58%) (annualized), respectively, for Class B.

(g)  Annualized

(h)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended July 31, 2002.

FINANCIAL HIGHLIGHTS

GROWTH & INCOME FUND -- CLASS C
------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS                                 PERIOD
                                                 ENDED                                  ENDED
                                            JANUARY 31        YEAR ENDED JULY 31      JULY 31
------------------------------------------------------------------------------------------------
                                                  2003         2002         2001         2000(a)
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period        $   6.10     $  10.09     $  18.87     $  18.19
================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                              (0.04)       (0.05)       (0.03)       (0.13)
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                       (0.53)       (3.84)       (7.96)        0.81
================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (0.57)       (3.89)       (7.99)        0.68
================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                  0.00         0.10         0.79         0.00
================================================================================================
Net Asset Value -- End of Period              $   5.53     $   6.10     $  10.09     $  18.87
================================================================================================

TOTAL RETURN(c)                                 (9.34%)(d)  (38.83%)     (43.72%)       3.74%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)    $    947     $  1,231     $  2,142     $  1,388
Ratio of Expenses to Average Net Assets(e)(f)    1.13%(d)     2.25%        2.27%        2.00%(g)
Ratio of Net Investment Loss to Average Net
  Assets(f)                                     (0.58%)(d)   (1.72%)      (1.78%)      (1.63%)(g)
Portfolio Turnover Rate                            78%(d)       82%         218%         177%(h)

(a)  From February 15, 2000 since inception of Class, to July 31, 2000.

(b)  The per share  information  was  computed  based on average  shares for the period ended July
     31, 2000.

(c)  The applicable CDSC is not included in the Total Return calculation.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser, if  applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(f)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months  ended  January
     31, 2003 and the years ended July 31, 2002 and 2001. If such expenses had not been  voluntarily absorbed,  ratio of expenses to average net assets  would have been 2.18%,  3.33% and 2.32%, respectively, and ratio of net  investment  loss to average  net  assets  would have been
     (1.63%), (2.80%) and (1.83%), respectively.

(g)  Annualized

(h)  Portfolio  Turnover is  calculated at the Fund level,  Represents  the year ended July 31, 2000.

FINANCIAL HIGHLIGHTS

GROWTH & INCOME FUND -- CLASS K
----------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS           YEAR            PERIOD
                                                     ENDED          ENDED             ENDED
                                                JANUARY 31        JULY 31           JULY 31
----------------------------------------------------------------------------------------------
                                                      2003           2002              2001(a)
                                                 UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period           $    6.20      $   10.21          $  15.22
==============================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                  (0.05)         (0.08)            (0.02)
Net Losses on Securities (Both Realized
  and Unrealized)                                    (0.51)         (3.83)            (4.99)
==============================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (0.56)         (3.91)            (5.01)
==============================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                      0.00           0.10              0.00
==============================================================================================
Net Asset Value -- End of Period                 $    5.64     $     6.20          $   10.21
==============================================================================================

TOTAL RETURN                                        (9.03%)(c)    (38.57%)          (32.92%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)       $    109      $       58          $     10
Ratio of Expenses to Average Net Assets(d)(e)       0.86%(c)        1.70%             1.81%(f)
Ratio of Net Investment Loss to Average
  Net Assets(e)                                    (0.27%)(c)      (1.18%)           (1.31%)(f)
Portfolio Turnover Rate                               78%(c)          82%              218%(g)

(a)  From December 1, 2000, since inception of Class, to July 31, 2001.

(b)  The per share  information  was  computed  based on average  shares for the period ended July
     31, 2001.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months ended January
     31, 2003,  the year ended July 31, 2002 and the period ended July 31, 2001.  If such expenses had not been  voluntarily  absorbed, ratio of expenses to average net assets  would have been
     4.06%,  30.95% and 2.68%  (annualized),  respectively,  and  ratio of net  investment  loss to
     average  net  assets  would  have  been   (3.47%),  (30.43%) and (2.18%) (annualized),
     respectively.

(f)  Annualized

(g)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended July 31, 2001.

FINANCIAL HIGHLIGHTS

S&P 500 INDEX FUND -- INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS                                                          PERIOD
                                            ENDED                                                           ENDED
                                       JANUARY 31                 YEAR ENDED JULY 31                      JULY 31
------------------------------------------------------------------------------------------------------------------
                                             2003         2002          2001        2000        1999       1998(a)
                                        UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period   $   9.23     $  12.45      $  15.07    $  14.21     $  12.01    $  10.00
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income                        0.03         0.08          0.19        0.15         0.18        0.11
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)            (0.53)       (3.11)        (2.44)       1.05         2.26        1.98
===================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS            (0.50)       (3.03)        (2.25)       1.20         2.44        2.09
===================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS             0.08         0.19          0.37        0.34         0.24        0.08
===================================================================================================================
Net Asset Value -- End of Period         $   8.65     $   9.23      $  12.45    $  15.07     $  14.21    $  12.01
===================================================================================================================

TOTAL RETURN                               (5.47%)(c)  (24.50%)      (15.09%)      8.47%       20.40%     20.93%(c)

RATIOS
Net Assets -- End of Period ($000
  Omitted)                               $   285      $   338       $   544     $  2,627     $  4,420     $ 3,259
Ratio of Expenses to Average Net
  Assets(d)(e)                             0.18%(c)     0.35%         0.35%        0.36%        0.35%       0.46%(f)
Ratio of Net Investment Income to
  Average Net Assets(e)                    0.74%(c)     1.15%         1.03%        1.00%        1.36%       1.96%(f)
Portfolio Turnover Rate                       1%(c)        3%           43%          13%           2%       0%(c)(g)

(a)  From December 23, 1997, commencement of investment operations,  to July 31, 1998.

(b)  The per share information was computed based on average shares for the year ended July 31, 2001.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months ended January 31,
     2003,  the years ended July 31, 2002,  2001,  2000 and 1999 and the period ended July 31, 1998.
     If such expenses had not been voluntarily  absorbed,  ratio of expenses to average net assets
     would have been  4.38%,   7.36%,   1.84%,   1.00%,   1.17%  and  2.51%   (annualized),
     respectively,  and ratio of net  investment  income  (loss) to average  net assets would have been
     (3.46%),  (5.86%), (0.46%), 0.36%, 0.54% and (0.09%) (annualized), respectively.

(f)  Annualized

(g)  Portfolio  Turnover Rate calculated to less than 0.10% for the period ended July 31, 1998.

FINANCIAL HIGHLIGHTS

S&P 500 INDEX FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS                                                          PERIOD
                                            ENDED                                                           ENDED
                                       JANUARY 31                      YEAR ENDED JULY 31                 JULY 31
------------------------------------------------------------------------------------------------------------------
                                             2003         2002          2001        2000        1999       1998(a)
                                        UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period   $   9.59     $  12.78      $  15.36    $  14.39     $  12.14    $  10.00
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.05         0.09          0.10        0.11         0.14        0.07
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)            (0.59)       (3.19)        (2.39)       1.09         2.29        2.14
===================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS            (0.54)       (3.10)        (2.29)       1.20         2.43        2.21
===================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS             0.05         0.09          0.29        0.23         0.18        0.07
===================================================================================================================
Net Asset Value -- End of Period         $   9.00     $   9.59      $  12.78    $  15.36     $  14.39    $  12.14
===================================================================================================================

TOTAL RETURN                               (5.61%)(b)  (24.33%)      (15.07%)      8.34%       20.09%      22.11%(b)

RATIOS
Net Assets -- End of Period ($000
  Omitted)                               $ 143,394    $ 135,578     $ 116,309   $ 92,784     $ 64,613    $ 15,065
Ratio of Expenses to Average Net
  Assets(c)(d)                               0.33%(b)     0.65%         0.63%      0.63%        0.60%       0.62%(e)
Ratio of Net Investment Income to Average
  Net Assets(d)                              0.58%(b)     0.84%         0.75%      0.74%        1.06%       1.52%(e)
Portfolio Turnover Rate                         1%(b)        3%           43%        13%           2%       0%(b)(f)

(a)  From December 23, 1997, commencement of investment operations,  to July 31, 1998.

(b)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(c)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(d)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months ended January 31, 2003, the years ended July 31, 2002,  2001,  2000 and 1999 and the period ended July 31, 1998.  If such expenses had not been voluntarily  absorbed,  ratio of expenses to average net assets  would have been  0.54%,
     1.01%,   0.99%,   0.95%,   0.99%  and  1.71%   (annualized), respectively,  and ratio of net  investment
     income to  average  net assets would have been 0.37%,  0.48%,  0.39%, 0.43%, 0.67% and 0.43% (annualized), respectively.

(e)  Annualized

(f)  Portfolio  Turnover Rate calculated to less than 0.10% for the period ended July 31, 1998.

FINANCIAL HIGHLIGHTS

SMALL COMPANY GROWTH FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS                                             PERIOD
                                            ENDED                                              ENDED
                                       JANUARY 31                 YEAR ENDED JULY 31         JULY 31        YEAR ENDED MAY 31
------------------------------------------------------------------------------------------------------------------------------
                                             2003         2002          2001        2000        1999(a)     1999         1998
                                        UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period   $   8.41     $  12.76      $  18.50    $  13.61     $  12.08    $  11.90    $  12.82
==============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                      (0.05)       (0.01)        (0.04)      (0.00)       (0.00)      (0.00)      (0.06)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)            (0.26)       (4.34)        (4.77)       6.88         1.53        1.35        2.56
==============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS            (0.31)       (4.35)        (4.81)       6.88         1.53        1.35        2.50
==============================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS             0.00         0.00          0.93        1.99         0.00        1.17        3.42
==============================================================================================================================
Net Asset Value -- End of Period         $   8.10     $   8.41      $  12.76    $  18.50     $  13.61    $  12.08    $  11.90
==============================================================================================================================

TOTAL RETURN                               (3.69%)(d)  (34.09%)      (26.53%)     53.55%       12.67%(d)   12.91%      22.65%

RATIOS
Net Assets -- End of Period ($000
  Omitted)                               $ 733,253    $ 800,520     $ 1,395,113 $ 1,440,445  $ 452,861   $ 318,109   $ 272,619
Ratio of Expenses to Average Net
  Assets(e)(f)                               0.76%(d)     1.45%         1.29%      1.20%        1.50%(g)    1.51%       1.48%
Ratio of Net Investment Loss to
  Average Net Assets(f)                     (0.55%)(d)   (1.01%)       (0.28%)    (0.34%)      (0.69%)(g)  (0.58%)     (0.42%)
Portfolio Turnover Rate                        54%(d)       99%          112%       186%          41%(d)     203%        158%

(a)  From June 1, 1999 to July 31, 1999.

(b)  The per share information was computed based on average shares for the year ended July 31, 2001.

(c)  Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 2000, the period ended July 31, 1999 and the year ended May 31, 1999.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser,  if  applicable, which is before any  expense  offset arrangements (which may include custodian,  distribution and transfer agent fees).

(f)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months  ended  January 31, 2003, the year ended July 31, 2000,  the period ended July 31, 1999 and the year ended May 31, 1999.  If such expenses had not been  voluntarily  absorbed,  ratio of  expenses  to average net assets would have been
     0.89%,  1.21%, 1.62% (annualized) and 1.59%,  respectively, and ratio of net  investment  loss to average net  assets  would have been (0.68%), (0.35%), (0.81%) (annualized) and (0.66%), respectively.

(g)  Annualized

FINANCIAL HIGHLIGHTS

SMALL COMPANY GROWTH FUND -- CLASS A & CLASS B
----------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     CLASS A                             CLASS B

                                           SIX MONTHS       PERIOD             SIX MONTHS       PERIOD
                                                ENDED        ENDED                  ENDED        ENDED
                                           JANUARY 31      JULY 31             JANUARY 31      JULY 31
----------------------------------------------------------------------------------------------------------
                                                 2003         2002(a)                2003         2002(a)
                                            UNAUDITED                           UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period       $   8.41     $  11.25               $   8.41     $  11.25
==========================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                             (0.06)       (0.02)                 (0.12)       (0.04)
Net Losses on Securities (Both Realized
  and Unrealized)                               (0.24)       (2.82)                 (0.23)       (2.80)
==========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (0.30)       (2.84)                 (0.35)       (2.84)
==========================================================================================================
Net Asset Value -- End of Period             $   8.11     $   8.41               $   8.06     $   8.41
==========================================================================================================

TOTAL RETURN(c)                                (3.57%)(d)  (25.24%)(d)             (4.16%)(d)  (25.24%)(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)   $  3,478     $  2,607               $    219     $     67
Ratio of Expenses to Average Net
  Assets(e)(f)                                  0.66%(d)     1.24%(g)               1.13%(d)     2.14%(g)
Ratio of Net Investment Loss to Average
  Net Assets(f)                                (0.46%)(d)   (0.74%)(g)             (0.93%)(d)   (1.68%)(g)
Portfolio Turnover Rate                           54%(d)       99%(h)                 54%(d)       99%(h)

(a)  From April 1, 2002, since inception of Class, to July 31, 2002.

(b)  The per share  information  for each  Class was  computed  based on average shares for the period ended
     July 31, 2002.

(c)  The  applicable  sales  charges  for  Class A or CDSC  for  Class B are not included in the Total Return calculation.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by the Investment Adviser,  if applicable,  which is before any expense offset arrangements (which may include custodian fees).

(f)  Various  expenses of Class B were  voluntarily  absorbed by IFG for the six months ended January 31, 2003.
     If such  expenses had not been  voluntarily absorbed  for Class B, ratio of expenses  to average net assets would have been 1.54% and ratio of net  investment  loss to average  net assets  would have been (1.34%).

(g)  Annualized

(h)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended July 31, 2002.

FINANCIAL HIGHLIGHTS

SMALL COMPANY GROWTH FUND -- CLASS C
------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS                                 PERIOD
                                                 ENDED                                  ENDED
                                            JANUARY 31        YEAR ENDED JULY 31      JULY 31
------------------------------------------------------------------------------------------------
                                                  2003         2002         2001         2000(a)
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period        $   8.09     $  12.54     $  18.37     $  20.68
================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                           (0.22)       (0.18)       (0.12)       (0.00)
Net Losses on Securities
  (Both Realized and Unrealized)                 (0.09)       (4.27)       (4.78)       (2.31)
================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (0.31)       (4.45)       (4.90)       (2.31)
================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                  0.00         0.00         0.93         0.00
================================================================================================
Net Asset Value -- End of Period              $   7.78     $   8.09     $  12.54     $  18.37
================================================================================================

TOTAL RETURN(d)                                 (3.84%)(e)  (35.57%)     (27.24%)     (11.17%)(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)    $ 1,089      $ 1,087      $ 2,034      $ 1,926
Ratio of Expenses to Average Net
  Assets(f)(g)                                  1.13%(e)     2.25%        2.13%        1.83%(h)
Ratio of Net Investment Loss to Average
  Net Assets(g)                                (0.91%)(e)   (1.81%)      (1.12%)      (0.91%)(h)
Portfolio Turnover Rate                           54%(e)       99%         112%         186%(i)

(a)  From February 15, 2000, since inception of Class, to July 31, 2000.

(b)  The per share information was computed based on average shares for the year ended July 31,
     2002.

(c)  Net Investment Loss aggregated less than $0.01 on a per share basis for the period ended
     July 31, 2000.

(d)  The applicable CDSC are not included in the Total Return calculation.

(e)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(f)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by the Investment
     Adviser,  if applicable,  which is before any expense offset arrangements (which may include custodian fees).

(g)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months  ended
     January 31, 2003 and the year ended July 31,  2002.  If such expenses had not been  voluntarily absorbed,  ratio of expenses to average net assets would have been 1.62% and 2.70%, respectively, and ratio of net investment  loss to average net assets would have been (1.40%) and (2.26%), respectively.

(h)  Annualized

(i)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended July 31, 2000.

FINANCIAL HIGHLIGHTS
SMALL COMPANY GROWTH FUND -- CLASS K
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS           PERIOD
                                                     ENDED            ENDED
                                                JANUARY 31          JULY 31
--------------------------------------------------------------------------------
                                                      2003           2002(a)
                                                 UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period           $    8.43      $   11.76
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                  (0.06)         (0.05)
Net Losses on Securities (Both Realized and
  Unrealized)                                        (0.26)         (3.28)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (0.32)         (3.33)
================================================================================
Net Asset Value -- End of Period                 $    8.11      $    8.43
================================================================================

TOTAL RETURN                                        (3.91%)(c)    (28.32%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)       $  67,574      $  66,451
Ratio of Expenses to Average Net Assets(d)(e)        0.86%(c)       1.17%(f)
Ratio of Net Investment Loss to Average Net
  Assets(e)                                         (0.65%)(c)     (0.80%)(f)
Portfolio Turnover Rate                                54%(c)         99%(g)

(a)  From December 17, 2001, since inception of Class, to July 31, 2002.

(b) The per share information was computed based on average shares for the period ended July 31, 2002.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by the Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended January 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.99% and ratio of net investment loss to average net assets would have been (1.78%).

(f)  Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2002.

FINANCIAL HIGHLIGHTS

VALUE EQUITY FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS                                             PERIOD
                                            ENDED                                              ENDED
                                       JANUARY 31                 YEAR ENDED JULY 31         JULY 31      YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------
                                             2003         2002          2001        2000        1999(a)     1998         1997
                                        UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period   $  16.23     $  21.19      $  25.15    $  29.61     $  25.68    $  28.30    $  22.24
==============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.08         0.11          0.11        0.11         0.17        0.26        0.35
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)            (0.96)       (4.29)        (0.15)      (1.96)        6.25       (0.43)       6.62
==============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS            (0.88)       (4.18)        (0.04)      (1.85)        6.42       (0.17)       6.97
==============================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS             0.08         0.78          3.92        2.61         2.49        2.45        0.91
==============================================================================================================================
Net Asset Value -- End of Period         $  15.27     $  16.23      $  21.19    $  25.15     $  29.61    $  25.68    $  28.30
==============================================================================================================================

TOTAL RETURN                               (5.42%)(b)  (20.28%)        0.20%      (6.52%)      25.41%(b)   (1.06%)     32.04%

RATIOS
Net Assets -- End of Period ($000
  Omitted)                               $ 91,816     $ 125,313     $ 198,905   $ 248,944    $ 369,982   $ 349,984   $ 369,766
Ratio of Expenses to Average Net
  Assets(c)(d)                              0.66%(b)      1.30%         1.31%       1.31%      1.27%(e)     1.15%       1.04%
Ratio of Net Investment Income to
  Average Net Assets(d)                     0.50%(b)      0.55%         0.48%       0.40%      0.63%(e)     0.86%       1.35%
Portfolio Turnover Rate                       26%(b)        43%           54%         67%        22%(b)       48%         37%

(a)  From September 1, 1998 to July 31, 1999.

(b)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(c)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser, if applicable,  which is before any offset arrangements (which may include custodian and transfer agent fees).

(d)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months  ended  January 31, 2003, the years ended July 31,  2002,  2001 and 2000, the period ended July 31, 1999 and the year ended August 31,
     1998. If such expenses had not be voluntarily absorbed, ratio of expenses to average net assets would have been 0.95%,  1.64%,  1.53%, 1.44%, 1.38% (annualized) and 1.19%, respectively,  and ratio of net investment income to average net assets would have been 0.21%,  0.21%,  0.26%, 0.27%, 0.52% (annualized) and 0.82%, respectively.

(e)  Annualized

FINANCIAL HIGHLIGHTS

VALUE EQUITY FUND -- CLASS A & CLASS B
----------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     CLASS A                             CLASS B

                                           SIX MONTHS       PERIOD             SIX MONTHS       PERIOD
                                                ENDED        ENDED                  ENDED        ENDED
                                           JANUARY 31      JULY 31             JANUARY 31      JULY 31
----------------------------------------------------------------------------------------------------------
                                                 2003         2002(a)                2003         2002(a)
                                            UNAUDITED                           UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period       $  16.09     $  20.20               $  16.18     $  20.20
==========================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)                     0.15         0.06                   0.03        (0.01)
Net Losses on Securities (Both Realized
  and Unrealized)                               (1.03)       (3.98)                 (0.96)       (3.86)
==========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (0.88)       (3.92)                 (0.93)       (3.87)
==========================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                 0.11         0.19                   0.02         0.15
==========================================================================================================
Net Asset Value -- End of Period             $  15.10     $  16.09               $  15.23     $  16.18
==========================================================================================================

TOTAL RETURN(c)                                (5.48%)(d)  (19.46%)(d)             (5.74%)(d)  (19.21%)(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)   $    674     $    163               $    249     $    242
Ratio of Expenses to Average Net
  Assets(e)(f)                                  0.71%(d)     1.39%(g)               1.03%(d)     1.95%(g)
Ratio of Net Investment Income (Loss) to
  Average  Net Assets(f)                        0.44%(d)     0.51%(g)               0.11%(d)    (0.22%)(g)
Portfolio Turnover Rate                           26%(d)       43%(h)                 26%(d)       43%(h)

(a)  From April 1, 2002, since inception of Class, to July 31, 2002.

(b)  The per share  information for Class B was computed based on average shares for the period ended July
     31, 2002.

(c)  The  applicable  sales  charges  for  Class A or CDSC  for  Class B are not included in the Total
     Return calculation.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by the Investment Adviser, if applicable,  which is before any expense offset arrangements (which may include custodian fees).

(f)  Various expenses of each Class were voluntarily absorbed by IFG for the six months ended January 31,
     2003.  If such  expenses had not been  voluntarily absorbed, ratio of expenses to average net assets would have been 1.16% for Class A and 1.27% for Class B, and ratio of net investment  loss to average net assets would have been (0.01%) for Class A and (0.13%) for Class B.

(g)  Annualized

(h)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended July 31, 2002.

FINANCIAL HIGHLIGHTS

VALUE EQUITY FUND -- CLASS C
------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS                                 PERIOD
                                                 ENDED                                  ENDED
                                            JANUARY 31        YEAR ENDED JULY 31      JULY 31
------------------------------------------------------------------------------------------------
                                                  2003         2002         2001         2000(a)
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period        $  15.89     $  20.82     $  24.90     $  24.72
================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)                      0.02        (0.02)       (0.06)       (0.06)
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                       (0.93)       (4.24)       (0.14)        0.45
================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (0.91)       (4.26)       (0.20)        0.39
================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                  0.02         0.67         3.88         0.21
================================================================================================
Net Asset Value -- End of Period              $  14.96     $  15.89     $  20.82     $  24.90
================================================================================================

TOTAL RETURN(c)                                 (5.80%)(d)  (20.98%)      (0.49%)       1.52%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)    $ 1,138      $ 1,684      $  1,024     $     96
Ratio of Expenses to Average Net Assets(e)(f)   1.03%(d)     2.05%         2.04%        2.13%(g)
Ratio of Net Investment Income (Loss) to
  Average  Net Assets(f)                        0.10%(d)    (0.12%)       (0.23%)      (0.49%)(g)
Portfolio Turnover Rate                           26%(d)       43%           54%          67%(h)

(a)  From February 15, 2000, since inception of Class, to July 31, 2000.

(b)  The per share  information was computed based on average shares for the six months ended
     January 31, 2003 and the years ended July 31, 2002 and 2001.

(c)  The applicable CDSC are not included in the Total Return calculation.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(f)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months ended
     January 31, 2003,  the years ended July 31, 2002 and 2001 and the period ended July 31, 2000.
     If such  expenses had not been  voluntarily absorbed,  ratio of expenses  to average net assets would have been 1.66%, 2.79%,  2.29%  and  2.22%  (annualized), respectively, and ratio of net investment  loss to average net assets  would have been  (0.53%),  (0.86%), (0.48%)% and (0.58%)
     (annualized), respectively.

(g)  Annualized

(h)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended July 31, 2000.

[INVESCO ICON] INVESCO(R)

1-800-525-8085
Personal Account Line: 1-800-424-8085
Advisor Services: 1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM)  Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.


SEQ 900440  2/03